UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF NOVEMBER 30, 2025
Fidelity® Nasdaq Composite Index® Fund Fidelity® Nasdaq Composite Index® Fund : FNCMX

This annual shareholder report contains information about Fidelity® Nasdaq Composite Index® Fund for the period December 1, 2024 to November 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Nasdaq Composite Index® Fund	$ 32	0.29%
What affected the Fund's performance this period?

•U.S. equities achieved a strong gain for the 12 months ending November 30, 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December.
•Against this backdrop, information technology gained roughly 28% and contributed most to the fund's performance for the fiscal year. Communication services stocks also helped, gaining 42% and benefiting from the media & entertainment industry (+46%). The consumer discretionary sector rose about 11%. Other contributors included the health care (+18%), utilities (+30%) and financials (+2%) sectors.
•Conversely, industrials returned roughly -7% and detracted most. This group was hampered by the commercial & professional services industry (-19%). Real estate (-16%), hampered by the equity real estate investment trusts industry (-19%), and consumer staples (-4%) also hurt. Other detractors included the materials (-3%) and energy (-3%) sectors.
•Turning to individual stocks, the biggest contributor was Alphabet (+89%), from the media & entertainment industry. Broadcom (+151%) and NVIDIA (+28%), within the semiconductors & semiconductor equipment category, lifted the fund. In technology hardware & equipment, Apple (+18%) helped. Lastly, in software & services, Microsoft (+17%) also lifted the fund.
•In contrast, the biggest detractor was Adobe (-38%), from the software & services industry. From the same category, Strategy returned about -54% and detracted. In media & entertainment, Comcast (-36%) and Trade Desk (-69%) hurt the fund. Lastly, in telecommunication services, T-Mobile US returned -14% and also hurt the fund.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
November 30, 2015 through November 30, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Nasdaq Composite Index® Fund	22.33%	14.84%	17.42%
Nasdaq Composite Index®	22.38%	14.73%	17.48%
S&P 500® Index	15.00%	15.28%	14.63%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of November 30, 2025)

KEY FACTS
Fund Size	$23,259,569,412
Number of Holdings	2,904
Total Advisory Fee	$57,260,984
Portfolio Turnover	4%
What did the Fund invest in?
(as of November 30, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	51.5
Communication Services	16.3
Consumer Discretionary	13.5
Health Care	5.8
Financials	3.6
Industrials	3.6
Consumer Staples	2.8
Utilities	0.9
Materials	0.7
Real Estate	0.6
Energy	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Preferred Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.5
Canada - 1.0
Netherlands - 0.6
China - 0.6
Brazil - 0.3
Israel - 0.3
United Kingdom - 0.3
Hong Kong - 0.1
Switzerland - 0.1
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	11.3
Apple Inc	10.7
Microsoft Corp	9.6
Amazon.com Inc	6.5
Broadcom Inc	5.0
Alphabet Inc Class A	4.9
Alphabet Inc Class C	4.5
Meta Platforms Inc Class A	3.7
Tesla Inc	3.7
Netflix Inc	1.2
61.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914108.101    1282-TSRA-0126

Item 2.

Code of Ethics

As of the end of the period, November 30, 2025, Fidelity Concord Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Nasdaq Composite Index Fund (the “Fund”):

Services Billed by Deloitte Entities

November 30, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$64,100	$-	$6,700	$700

November 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Nasdaq Composite Index Fund	$62,500	$-	$10,500	$1,400

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	November 30, 2025A	November 30, 2024A
Audit-Related Fees	$125,000	$125,000
Tax Fees	$-	$-
All Other Fees	$1,970,400	$2,929,500

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2025A	November 30, 2024A
Deloitte Entities	$2,439,600	$3,360,900

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Nasdaq Composite Index® Fund

Annual Report
November 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
"Nasdaq®, Nasdaq Composite Index®, Nasdaq Composite®,  and The Nasdaq Stock Market®, are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by Fidelity. The Product(s) have not been passed on by the Corporations as to their legality or suitability. The Product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the products(s).
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Nasdaq Composite Index® Fund
Schedule of Investments November 30, 2025
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
ARGENTINA - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cresud SACIF y A ADR (b)	34,252	408,626
Financials - 0.0%
Banks - 0.0%
Grupo Financiero Galicia SA Class B ADR (b)	37,288	1,997,518
Materials - 0.0%
Chemicals - 0.0%
Bioceres Crop Solutions Corp (b)(c)	39,087	67,230
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
IRSA Inversiones y Representaciones SA ADR (d)	688	10,630
TOTAL ARGENTINA		2,484,004
AUSTRALIA - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Fitell Corp Class A (b)(c)	515	438
Health Care - 0.0%
Biotechnology - 0.0%
Alterity Therapeutics ltd ADR (b)(c)	1,155	4,193
Benitec Biopharma Inc (b)(c)	17,169	222,510
Immutep Ltd ADR (b)(c)	18,722	38,006
Kazia Therapeutics Ltd ADR (b)(c)	196	2,068
Mesoblast Ltd ADR (b)(c)	30,737	529,599
Opthea Ltd ADR (c)	5,049	544
		796,920
Life Sciences Tools & Services - 0.0%
Genetic Technologies Ltd ADR (c)(e)	502	0
TOTAL HEALTH CARE		796,920

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Novonix Ltd ADR (b)(c)	5,291	6,190
Software - 0.0%
IREN Ltd (b)(c)	164,921	7,884,874
Mawson Infrastructure Group Inc (b)(c)	154	793
		7,885,667
TOTAL INFORMATION TECHNOLOGY		7,891,857

Materials - 0.0%
Metals & Mining - 0.0%
Elevra Lithium Ltd ADR (b)	5,572	209,396
ioneer Ltd ADR (b)(c)	1,836	8,739
IperionX Ltd ADR (b)(c)	2,858	96,600
Snow Lake Resources Ltd (b)(c)	3,125	10,313
		325,048
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
VivoPower International PLC (b)(c)	1,642	4,318
TOTAL AUSTRALIA		9,018,581
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (c)	65,279	537,246
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd (b)	62,990	1,286,256
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (c)	111,518	1,272,420
Liberty Global Ltd Class B (c)	327	3,666
Liberty Global Ltd Class C (c)	95,055	1,091,231
		2,367,317
Health Care - 0.0%
Biotechnology - 0.0%
Galapagos NV ADR (b)(c)	7,851	245,893
MDxHealth SA (c)	29,185	107,693
		353,586
Health Care Equipment & Supplies - 0.0%
Nyxoah SA (United States) (b)(c)	18,604	89,299
TOTAL HEALTH CARE		442,885

Information Technology - 0.0%
Software - 0.0%
Materialise NV ADR (c)	17,527	105,688
TOTAL BELGIUM		2,915,890
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Kestrel Group Ltd (b)	7,723	114,995
BRAZIL - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
MercadoLibre Inc (c)	30,661	63,522,847
Diversified Consumer Services - 0.0%
Afya Ltd Class A	26,816	405,994
Vasta Platform Ltd Class A (c)	9,735	47,896
		453,890
TOTAL CONSUMER DISCRETIONARY		63,976,737

Financials - 0.0%
Banks - 0.0%
Inter & Co Inc Class A (b)	200,265	1,820,409
Capital Markets - 0.0%
Vinci Compass Investments Ltd Class A	27,406	338,190
XP Inc Class A	250,417	4,935,719
		5,273,909
Financial Services - 0.0%
StoneCo Ltd Class A (c)	152,613	2,571,529
TOTAL FINANCIALS		9,665,847

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Lavoro Ltd Class A (b)(c)	3,635	3,441
Information Technology - 0.0%
Software - 0.0%
Zenvia Inc Class A (c)	11,429	13,601
Materials - 0.0%
Metals & Mining - 0.0%
Sigma Lithium Corp (United States) (b)(c)	65,547	741,337
TOTAL BRAZIL		74,400,963
BRITISH VIRGIN ISLANDS - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Dogness International Corp Class A (b)(c)	1,963	24,970
Health Care - 0.0%
Biotechnology - 0.0%
OKYO Pharma Ltd (c)	12,090	23,817
Industrials - 0.0%
Ground Transportation - 0.0%
Swvl Holdings Corp Class A (b)(c)	3,786	10,752
TOTAL BRITISH VIRGIN ISLANDS		59,539
CAMBODIA - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Kandal M Venture Ltd Class A (b)(c)	5,510	3,300
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd (b)	61,927	2,288,203
CANADA - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telesat Corp Variable Voting Shares (United States) (b)(c)	8,121	211,552
Interactive Media & Services - 0.0%
GameSquare Holdings Inc (b)(c)	18,104	9,615
TOTAL COMMUNICATION SERVICES		221,167

Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Visionary Holdings Inc Class A (b)(c)	1,472	2,134
Hotels, Restaurants & Leisure - 0.0%
Bragg Gaming Group Inc (United States) (c)	11,254	25,322
TOTAL CONSUMER DISCRETIONARY		27,456

Consumer Staples - 0.0%
Food Products - 0.0%
Above Food Ingredients Inc (b)(c)	23,464	70,392
Borealis Foods Inc Class A (b)(c)	8,028	15,253
Sunopta Inc (United States) (c)	69,316	260,628
Village Farms International Inc (c)	67,993	269,253
		615,526
Personal Care Products - 0.0%
Bioharvest Sciences Inc (b)(c)	11,811	79,488
Flora Growth Corp (b)(c)	423	3,544
		83,032
TOTAL CONSUMER STAPLES		698,558

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Anfield Energy Inc (United States) (c)	18,177	118,696
Encore Energy Corp (United States) (b)(c)	127,795	348,880
Kolibri Global Energy Inc (United States) (b)(c)	24,921	100,182
Uranium Royalty Corp (United States) (b)(c)	89,490	332,903
		900,661
Financials - 0.0%
Banks - 0.0%
VersaBank (United States) (b)	25,720	311,212
Capital Markets - 0.0%
Defi Technologies Inc (United States) (b)(c)	243,874	370,688
Consumer Finance - 0.0%
Mogo Inc (United States) (c)	5,176	6,677
Financial Services - 0.0%
Oxley Bridge Acquisition Ltd Class A	7,367	73,744
TOTAL FINANCIALS		762,321

Health Care - 0.0%
Biotechnology - 0.0%
Alpha Cognition Inc (c)	11,992	72,192
AlphaTON Capital Corp (b)(c)	107	202
Aurinia Pharmaceuticals Inc (c)	80,526	1,298,079
BriaPro Therapeutics Corp (b)(c)(e)	7,229	0
Bright Minds Biosciences Inc (United States) (c)	4,990	349,300
Engene Holdings Inc (b)(c)	29,018	234,175
Fennec Pharmaceuticals Inc (United States) (b)(c)	19,587	160,418
Medicus Pharma Ltd (c)	3,745	8,239
Oncolytics Biotech Inc (b)(c)	66,939	66,725
ProMIS Neurosciences Inc (c)	344	2,312
TuHURA Biosciences Inc (b)(c)	21,397	42,794
TuHURA Biosciences Inc rights (b)(c)(e)	30,458	0
Xenon Pharmaceuticals Inc (c)	48,796	2,182,157
		4,416,593
Health Care Equipment & Supplies - 0.0%
Profound Medical Corp (United States) (b)(c)	14,049	92,723
Zentek Ltd (United States) (b)(c)	53,854	40,660
		133,383
Life Sciences Tools & Services - 0.0%
AbCellera Biologics Inc (b)(c)	176,961	660,065
MindWalk Holdings Corp (c)	16,134	33,236
		693,301
Pharmaceuticals - 0.0%
Aurora Cannabis Inc (United States) (b)(c)	32,619	150,047
Cardiol Therapeutics Inc (United States) (b)(c)	52,435	55,057
Cronos Group Inc (United States) (b)(c)	226,947	560,559
Grace Therapeutics Inc (c)	5,571	17,716
Lexaria Bioscience Corp (b)(c)	11,622	12,668
Milestone Pharmaceuticals Inc (b)(c)	74,022	199,119
SNDL Inc (b)(c)	164,900	290,224
Tilray Brands Inc Class 2 (b)(c)	694,897	564,951
		1,850,341
TOTAL HEALTH CARE		7,093,618

Industrials - 0.3%
Aerospace & Defense - 0.0%
Draganfly Inc (United States) (b)(c)	1,835	13,414
Electrical Equipment - 0.0%
Ballard Power Systems Inc (United States) (c)	205,283	583,004
Electrovaya Inc (United States) (b)(c)	25,962	122,800
		705,804
Machinery - 0.0%
GreenPower Motor Co Inc (c)	787	803
Westport Fuel Systems Inc (United States) (b)(c)	7,639	13,597
		14,400
Professional Services - 0.3%
Thomson Reuters Corp (United States) (b)	272,888	36,957,223
TOTAL INDUSTRIALS		37,690,841

Information Technology - 0.7%
Communications Equipment - 0.0%
Core AI Holdings Inc (b)(c)	15,069	40,084
Electronic Equipment, Instruments & Components - 0.0%
Senstar Technologies Corp (c)	15,517	60,361
IT Services - 0.6%
Shopify Inc Class A (United States) (c)	738,493	117,154,530
Semiconductors & Semiconductor Equipment - 0.0%
Canadian Solar Inc (c)	38,856	1,054,940
POET Technologies Inc (b)(c)	57,806	286,140
		1,341,080
Software - 0.1%
Aduro Clean Technologies Inc (United States) (b)(c)	19,232	255,016
Bitfarms Ltd/Canada (United States) (b)(c)	339,368	1,181,001
BTQ Technologies Corp (United States) (b)(c)	84,010	590,590
Descartes Systems Group Inc/The (United States) (c)	52,552	4,331,336
Docebo Inc (United States) (c)	19,412	407,264
Hive Digital Technologies Ltd (United States) (b)(c)	124,365	417,866
Hut 8 Corp (United States) (c)	63,046	2,837,070
Open Text Corp (United States) (b)	155,099	5,217,531
ZenaTech Inc (b)(c)	17,419	59,573
		15,297,247
TOTAL INFORMATION TECHNOLOGY		133,893,302

Materials - 0.0%
Chemicals - 0.0%
Loop Industries Inc (c)	22,730	25,912
Methanex Corp (United States)	48,510	1,727,441
		1,753,353
Metals & Mining - 0.0%
Algoma Steel Group Inc (United States) (b)	63,813	272,482
Almonty Industries Inc (United States) (b)(c)	134,181	920,482
Electra Battery Materials Corp (United States) (c)	4,032	4,032
Foremost Clean Energy Ltd (United States) (b)(c)	4,132	12,272
Largo Inc (United States) (c)	32,137	31,845
NexMetals Mining Corp (United States) (b)(c)	3,586	13,483
Ssr Mining Inc (United States) (c)	125,033	2,910,769
Tmc The Metals CO Inc Class A (b)(c)	252,088	1,754,532
US Goldmining Inc (b)(c)	7,020	69,287
Vox Royalty Corp (United States)	48,270	231,213
		6,220,397
TOTAL MATERIALS		7,973,750

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Colliers International Group Inc Subordinate Voting Shares (United States) (b)	30,553	4,399,326
FirstService Corp Subordinate Voting Shares (United States)	27,821	4,363,724
Real Brokerage Inc/The (c)	134,881	535,478
		9,298,528
TOTAL CANADA		198,560,202
CHINA - 0.6%
Communication Services - 0.2%
Entertainment - 0.0%
DouYu International Holdings Ltd ADR	10,412	74,238
Gamehaus Holdings Inc Class A (b)	3,313	3,479
iQIYI Inc Class A ADR (b)(c)	328,706	719,866
Netease Inc ADR	52,667	7,270,679
Pop Culture Group Co Ltd Class A (c)	58,011	24,956
Scienjoy Holding Corp Class A (c)	16,735	11,882
Sohu.com Ltd ADR (c)	22,115	341,013
		8,446,113
Interactive Media & Services - 0.2%
9F Inc ADR (c)	2,127	10,401
Baidu Inc Class A ADR (b)(c)	80,485	9,407,892
Bilibili Inc ADR (b)(c)	72,394	1,926,404
Hello Group Inc Class A ADR	102,307	712,057
JOYY Inc Class A ADR	34,565	2,181,743
Oriental Culture Holding Ltd (b)(c)	9,220	24,525
So-Young International Inc ADR (b)	55,857	164,778
Weibo Corp Class A ADR (b)	57,923	575,755
		15,003,555
Media - 0.0%
Able View Global Inc Class B (c)	10,224	6,748
Amber International Holding Ltd Class A ADR (b)(c)	6,483	16,272
GD Culture Group Ltd (b)(c)	17,293	80,758
LZ Technology Holdings Ltd Class B (b)(c)	76,919	229,989
WiMi Hologram Cloud Inc Class B (c)	4,090	12,515
Yueda Digital Holding Class A (c)	214	304
		346,586
Wireless Telecommunication Services - 0.0%
Ucloudlink Group Inc ADR (c)	11,071	21,034
TOTAL COMMUNICATION SERVICES		23,817,288

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
China Automotive Systems Inc (c)	21,380	87,872
ECARX Holdings Inc Class A (b)(c)	208,497	385,719
Hesai Group ADR (c)	8,122	156,186
Kandi Technologies Group Inc (c)	49,661	47,059
Mingteng International Corp Inc (b)(c)	4,757	6,993
WeRide Inc ADR (b)(c)	145,149	1,196,028
		1,879,857
Automobiles - 0.0%
Ezgo Technologies Ltd (b)(c)	449	1,046
Li Auto Inc ADR (b)(c)	131,664	2,421,301
Lotus Technology inc ADR (b)(c)	10,052	13,771
Niu Technologies ADR (b)(c)	44,796	155,442
		2,591,560
Broadline Retail - 0.3%
Baozun Inc Class A ADR (c)	32,067	91,712
JD.com Inc ADR	289,045	8,622,212
PDD Holdings Inc Class A ADR (c)	404,132	46,911,643
Yunji Inc ADR (c)	430	714
		55,626,281
Distributors - 0.0%
Epsium Enterprise Ltd (b)(c)	7,999	30,076
Diversified Consumer Services - 0.0%
17 Education & Technology Group Inc ADR (c)	3,611	18,886
ATA Creativity Global ADR (c)	4,528	5,343
Here Group Ltd ADR (b)(c)	14,144	71,286
Lixiang Education Holding Co Ltd ADR (c)	6,384	2,298
Netclass Technology Inc	3,325	3,458
Ruanyun Edai Technology Inc (b)(c)	20,088	20,289
Skillful Craftsman Education Technology Ltd (c)	6,452	6,775
VisionSys AI Inc Class A ADR (b)(c)	8,570	990
Wah Fu Education Group Ltd (c)	9,305	15,074
YSX Tech Co Ltd (b)(c)	16,342	37,260
Zhongchao Inc Class A (c)	592	380
		182,039
Hotels, Restaurants & Leisure - 0.1%
Atour Lifestyle Holdings Ltd ADR	58,034	2,226,765
Chagee Holdings Ltd ADR (b)	12,644	189,534
H World Group Ltd ADR (b)	85,070	3,921,727
TH International Ltd (b)(c)	18,716	48,100
Trip.com Group Ltd ADR	160,858	11,247,191
Tuniu Corp Class A ADR	24,726	18,050
		17,651,367
Household Durables - 0.0%
Viomi Technology Co Ltd Class A ADR	21,467	53,453
Specialty Retail - 0.0%
Autozi Internet Technology Global Ltd Class A (b)(c)	38,760	2,465
Jiuzi Holdings Inc (c)	1,720	326
NaaS Technology Inc ADR (b)(c)	203	719
Park Ha Biological Technology Co Ltd (b)(c)	16,854	4,522
Smart Share Global Ltd ADR (c)	22,395	30,681
U Power Ltd Class A (b)(c)	1,292	2,455
Uxin Ltd Class A ADR (b)(c)	10,149	28,113
		69,281
TOTAL CONSUMER DISCRETIONARY		78,083,914

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
111 Inc Class A ADR (c)	2,444	9,336
Food Products - 0.0%
Origin Agritech Ltd (b)(c)	8,286	11,352
Pingtan Marine Enterprise Ltd (b)(c)(e)	62,069	0
		11,352
TOTAL CONSUMER STAPLES		20,688

Energy - 0.0%
Energy Equipment & Services - 0.0%
Leishen Energy Holding Co Ltd (c)	8,390	43,376
Recon Technology Ltd Class A (c)	840	1,109
		44,485
Financials - 0.0%
Capital Markets - 0.0%
Up Fintech Holding Ltd ADR (c)	80,506	710,063
Consumer Finance - 0.0%
Jiayin Group Inc ADR	9,010	64,241
LexinFintech Holdings Ltd Class A ADR	85,334	280,749
Metalpha Technology Holding Ltd (b)(c)	31,314	85,174
Pintec Technology Holdings Ltd ADR (c)	4,579	4,533
Qfin Holdings Inc Class A ADR	73,329	1,432,116
		1,866,813
Financial Services - 0.0%
CH Auto Inc (b)(c)(e)	2,322	16,829
Eureka Acquisition Corp Class A (c)	951	10,308
Future Vision II Acquisition Corp (c)	1,077	11,330
		38,467
Insurance - 0.0%
AIFU Inc Class A (c)	1,408	4,139
Huize Holding Ltd ADR (b)(c)	1,764	5,945
Maase Inc Class A (c)	4,240	16,536
Yuanbao Inc ADR (b)	622	12,546
		39,166
TOTAL FINANCIALS		2,654,509

Health Care - 0.0%
Biotechnology - 0.0%
Adagene Inc ADR (c)	10,309	20,721
Ascentage Pharma Group International ADR (b)	361	11,812
Burning Rock Biotech Ltd ADR (b)(c)	1,792	38,689
Connect Biopharma Holdings Ltd Class Common ADR (c)	23,320	65,529
NovaBridge Biosciences ADR (b)(c)	45,084	173,123
Sinovac Biotech Ltd (e)	27,717	0
Zai Lab Ltd ADR (b)(c)	30,578	624,097
		933,971
Health Care Equipment & Supplies - 0.0%
Baird Medical Investment Holdings Ltd (b)(c)	25,442	37,400
Jin Medical International Ltd (c)	106,540	26,912
Meihua International Medical Technologies Co Ltd Class A (b)(c)	143	1,699
		66,011
Health Care Providers & Services - 0.0%
Akso Health Group ADR (c)	14,973	23,358
Health Care Technology - 0.0%
Pheton Holdings Ltd Class A (b)(c)	6,251	3,812
Pharmaceuticals - 0.0%
BGM Group Ltd Class A (b)(c)	25,569	196,881
China SXT Pharmaceuticals Inc (b)(c)	53,671	76,750
HUTCHMED China Ltd ADR (b)(c)	21,833	314,832
Zhengye Biotechnology Holding Ltd (b)(c)	29,068	60,752
		649,215
TOTAL HEALTH CARE		1,676,367

Industrials - 0.0%
Aerospace & Defense - 0.0%
EHang Holdings Ltd ADR (b)(c)	33,547	478,380
Air Freight & Logistics - 0.0%
Shengfeng Development Ltd Class A (c)	23,490	21,042
Commercial Services & Supplies - 0.0%
Planet Image International Ltd Class A (c)	12,104	12,588
Construction & Engineering - 0.0%
Huhutech International Group Inc (b)(c)	12,124	128,272
Electrical Equipment - 0.0%
eLong Power Holding Ltd Class A (b)(c)	23,422	5,085
Erayak Power Solution Group Inc Class A (c)	110	397
		5,482
Ground Transportation - 0.0%
MingZhu Logistics Holdings Ltd (b)(c)	1,866	207
Webus International Ltd (c)	7,025	5,698
		5,905
Machinery - 0.0%
Greenland Technologies Holding Corp (b)(c)	13,703	14,662
Scage Future ADR	1,957	3,523
ZJK Industrial Co Ltd (b)(c)	42,267	137,368
		155,553
Professional Services - 0.0%
Kanzhun Ltd ADR	215,841	4,770,086
Lucas GC Ltd Class A (b)(c)	1,314	3,456
Sunrise New Energy Co Ltd (c)(f)	8,860	10,455
		4,783,997
TOTAL INDUSTRIALS		5,591,219

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Iczoom Group Inc Class A (b)(c)	6,798	6,662
Lianhe Sowell International Group Ltd (b)(c)	34,942	49,268
Ostin Technology Group Co Ltd Class A (b)(c)(e)	2,608	4,421
		60,351
IT Services - 0.0%
CLPS Inc (c)	5,050	4,621
GDS Holdings Ltd Class A ADR (b)(c)	61,600	2,092,553
Hitek Global Inc Class A (b)(c)	14,392	23,171
Kingsoft Cloud Holdings Ltd ADR (b)(c)	16,954	209,551
Vnet Group Inc Class A ADR (c)	89,961	804,251
		3,134,147
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	121,120	431,187
Nano Labs Ltd Class A (b)(c)	8,323	36,372
		467,559
Software - 0.0%
Abits Group Inc (b)(c)	1,041	6,184
Agora Inc ADR (c)	44,594	160,984
Aurora Mobile Ltd Class A ADR (c)	2,278	14,556
Bit Origin Ltd Class A (b)(c)	20,335	5,541
Chaince Digital Holdings Inc (b)(c)	35,852	345,614
Datasea Inc (b)(c)	3,072	3,717
Infobird Co Ltd (c)	708	644
MMTEC Inc (b)(c)	9,228	25,100
Next Technology Holding Inc (b)(c)	1,020	8,650
NiSun International Enterprise Development Group Co Ltd Class A (c)	420	1,495
Nukkleus Inc (b)(c)	2,519	13,980
Pony AI Inc ADR (c)	11,318	154,717
The9 Ltd ADR (b)(c)	1,774	12,720
Xiao I Corp ADR (b)(c)	2,871	2,117
Xunlei Ltd ADR (b)(c)	31,904	230,666
		986,685
Technology Hardware, Storage & Peripherals - 0.0%
Canaan Inc Class A ADR (b)(c)	299,200	302,192
Ebang International Holdings Inc Class A (c)	1,980	7,187
		309,379
TOTAL INFORMATION TECHNOLOGY		4,958,121

Materials - 0.0%
Metals & Mining - 0.0%
Hongli Group Inc (c)	7,458	12,157
Huadi International Group Co Ltd (c)	1,902	2,529
		14,686
TOTAL CHINA		116,861,277
COSTA RICA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Establishment Labs Holdings Inc (b)(c)	18,322	1,269,531
CYPRUS - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
GDEV Inc	6,522	116,157
Industrials - 0.0%
Marine Transportation - 0.0%
Castor Maritime Inc (c)	4,135	8,063
Robin Energy Ltd	1,486	1,208
Toro Corp (c)	11,890	46,252
		55,523
TOTAL CYPRUS		171,680
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (c)	36,861	7,826,696
Evaxion A/S ADR (b)(c)	621	3,682
Genmab A/S ADR (b)(c)	23,636	764,861
IO Biotech Inc (b)(c)	33,307	23,968

TOTAL DENMARK		8,619,207
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Criteo SA ADR (c)	33,597	667,908
Health Care - 0.0%
Biotechnology - 0.0%
Abivax SA ADR (c)	35,688	4,454,934
Clementia Pharmaceuticals Inc rights (c)(e)	21,066	0
DBV Technologies SA ADR (c)	3,877	50,750
Inventiva SA ADR (c)	4,695	19,954
Nanobiotix SA ADR (b)(c)	4,489	92,878
Valneva SE ADR (b)(c)	2,880	26,942
		4,645,458
Health Care Equipment & Supplies - 0.0%
EDAP TMS SA ADR (c)	22,764	52,812
Pharmaceuticals - 0.0%
Ipsen SA (c)(e)	103,469	0
TOTAL HEALTH CARE		4,698,270

TOTAL FRANCE		5,366,178
GERMANY - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Trivago NV Class A ADR (c)	10,967	33,669
Health Care - 0.0%
Biotechnology - 0.0%
Anbio Biotechnology Ltd Class A (b)	25,763	603,627
BioNTech SE ADR (b)(c)	60,514	6,242,019
CureVac NV (c)	111,185	610,406
Immatics NV (b)(c)	79,063	845,183
InflaRx NV (b)(c)	43,672	55,027
Mainz Biomed NV (c)	225	243
		8,356,505
Life Sciences Tools & Services - 0.0%
Evotec SE ADR (c)	2,506	8,345
Pharmaceuticals - 0.0%
Atai Beckley NV (b)(c)	144,369	561,595
TOTAL HEALTH CARE		8,926,445

Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc	38,307	69,336
TOTAL GERMANY		9,029,450
GIBRALTAR - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Forafric Global PLC (b)(c)	14,324	146,821
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Anghami Inc (c)	3,505	10,515
NIP Group Inc ADR (c)	4,526	6,653
		17,168
Interactive Media & Services - 0.0%
GIBO Holdings Ltd Class A	456	1,163
Media - 0.0%
TNL Mediagene (b)	2,496	768
TOTAL COMMUNICATION SERVICES		19,099

Consumer Discretionary - 0.0%
Leisure Products - 0.0%
FST Corp (b)	41,123	57,983
Consumer Staples - 0.0%
Food Products - 0.0%
Australian Oilseeds Holdings Ltd (b)(c)	1,443	1,371
Personal Care Products - 0.0%
Big Tree Cloud Holdings Ltd (c)	42,130	19,081
TOTAL CONSUMER STAPLES		20,452

Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A (b)	37,295	562,035
Webull Corp Class A (b)	244,687	2,282,930
		2,844,965
Financial Services - 0.0%
Fifth Era Acquisition Corp I Class A	3,700	38,147
GigCapital7 Corp Class A (c)	53,328	559,411
		597,558
Insurance - 0.0%
Cheche Group Inc Class A (b)(c)	32,459	30,982
Oxbridge Re Holdings Ltd (c)	5,511	7,495
		38,477
TOTAL FINANCIALS		3,481,000

Health Care - 0.0%
Biotechnology - 0.0%
BridgeBio Oncology Therapeutics Inc (b)(c)	48,351	595,201
Health Care Providers & Services - 0.0%
Prenetics Global Ltd Class A (b)(c)	6,297	91,621
TOTAL HEALTH CARE		686,822

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
ESGL Holdings Ltd (b)(c)	33,157	132,629
Electrical Equipment - 0.0%
Skycorp Solar Group Ltd (b)(c)	2,895	2,287
Marine Transportation - 0.0%
High-Trend International Group Class A (b)(c)	1,012	12,341
Professional Services - 0.0%
Youlife Group Inc ADR	1,708	2,801
Trading Companies & Distributors - 0.0%
Ten-League International Holdings Ltd (b)(c)	12,859	4,624
TOTAL INDUSTRIALS		154,682

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Semilux International Ltd (b)(c)	16,572	8,799
Materials - 0.0%
Metals & Mining - 0.0%
Blue Gold Ltd Class A (b)	17,992	66,211
Namib Minerals (b)	33,891	45,075
		111,286
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		4,540,123
GREECE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
StealthGas Inc (c)	31,075	213,174
Industrials - 0.0%
Marine Transportation - 0.0%
Capital Clean Energy Carriers Corp (b)	19,867	408,664
Euro-Holdings Ltd (b)	2,014	14,481
EuroDry Ltd (c)	3,945	51,246
Euroseas Ltd	5,058	304,947
Performance Shipping Inc (c)	4,386	9,649
Pyxis Tankers Inc (c)	10,640	32,452
Star Bulk Carriers Corp (b)	75,248	1,497,435
United Maritime Corp	608	1,058
		2,319,932
TOTAL GREECE		2,533,106
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA	101,023	5,361,291
HONG KONG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Ctrl Group Ltd (c)	10,619	10,552
Etoiles Capital Group Co Ltd Class A (b)(e)	11,423	171,573
Everbright Digital Holding Ltd (b)	21,961	18,643
QMMM Holdings Ltd Class A (c)(e)	29,633	3,538,181
		3,738,949
Wireless Telecommunication Services - 0.0%
FingerMotion Inc (b)(c)	30,327	40,941
TOTAL COMMUNICATION SERVICES		3,779,890

Consumer Discretionary - 0.0%
Automobiles - 0.0%
Polestar Automotive Holding UK PLC Class A ADR (b)(c)	296,883	165,186
Distributors - 0.0%
707 Cayman Holdings Ltd (b)(c)	13,807	3,477
AsiaStrategy (b)	15,111	56,666
Ping An Biomedical Co Ltd (b)(c)	5,758	2,602
Raytech Holding Ltd (c)	389	692
		63,437
Diversified Consumer Services - 0.0%
Charming Medical Ltd Class A (b)(e)	10,752	315,625
SunCar Technology Group Inc Class A (b)(c)	34,865	73,216
SuperX AI Technology Ltd (b)(c)	16,536	498,230
		887,071
Hotels, Restaurants & Leisure - 0.0%
Masterbeef Group (b)(c)	10,878	70,707
Melco Resorts & Entertainment Ltd ADR (c)	131,899	1,201,600
		1,272,307
Household Durables - 0.0%
Fenbo Holdings Ltd Class A (c)	3,296	2,357
Leisure Products - 0.0%
K-Tech Solutions Co Ltd Class A (b)	4,082	4,327
Specialty Retail - 0.0%
Pitanium Ltd Class A (b)(e)	9,064	94,175
TOTAL CONSUMER DISCRETIONARY		2,488,860

Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	4,971	14,813
Financials - 0.1%
Capital Markets - 0.1%
Futu Holdings Ltd Class A ADR	60,002	10,179,939
Garden Stage Ltd (c)	4,543	681
Grande Group Ltd Class A (b)	7,245	16,519
Magic Empire Global Ltd Class A (c)	1,372	1,770
Plutus Financial Group Ltd (b)(c)	3,368	11,620
Solowin Holdings Class A (b)(c)	107,706	393,127
TOP Financial Group Ltd Class A (c)	11,095	12,205
Waton Financial Ltd (b)	29,578	97,607
		10,713,468
Financial Services - 0.0%
A Paradise Acquisition Corp Class A	8,509	85,771
Triller Group Inc (b)(c)	89,653	36,399
YHN Acquisition I Ltd (c)	2,266	23,838
		146,008
TOTAL FINANCIALS		10,859,476

Health Care - 0.0%
Pharmaceuticals - 0.0%
Regencell Bioscience Holdings Ltd (b)(c)	300,007	3,459,081
Industrials - 0.0%
Building Products - 0.0%
Intelligent Living Application Group Inc (c)	8,624	3,881
Commercial Services & Supplies - 0.0%
Guardforce AI Co Ltd (b)(c)	3,551	3,153
Mint Incorporation Ltd Class A (b)(c)	13,794	7,261
Rich Sparkle Holdings Ltd (b)	6,675	108,870
Roma Green Finance Ltd (c)	2,985	8,149
SU Group Holdings Ltd (c)	400	2,416
		129,849
Construction & Engineering - 0.0%
Masonglory Ltd (b)(c)	9,139	24,584
Ming Shing Group Holdings Ltd (c)	4,071	6,697
OneConstruction Group Ltd (b)(c)	11,036	13,243
Phoenix Asia Holdings Ltd (b)	12,645	178,674
Skyline Builders Group Holding Ltd Class A (c)	16,855	41,800
		264,998
Ground Transportation - 0.0%
Smart Logistics Global Ltd (b)(c)	24,897	43,570
Professional Services - 0.0%
Hang Feng Technology Innovation Co Ltd (b)	4,110	45,991
OFA Group (b)	5,208	4,687
		50,678
Trading Companies & Distributors - 0.0%
Euro Tech Holdings Co Ltd (c)	4,600	5,106
TOTAL INDUSTRIALS		498,082

Information Technology - 0.0%
Communications Equipment - 0.0%
UTStarcom Holdings Corp (c)	12,236	30,590
Electronic Equipment, Instruments & Components - 0.0%
CCSC Technology International Holdings Ltd Class A (b)(c)	6,233	1,146
Creative Global Technology Holdings Ltd Class A (b)(c)	8,696	7,369
TROOPS Inc (c)	59,280	81,214
		89,729
IT Services - 0.0%
Alpha Technology Group Ltd Class A (b)(c)	9,023	212,943
Global Engine Group Holding Class A (b)(c)	3,799	1,909
		214,852
Software - 0.0%
Diginex Ltd (b)(c)	109,216	1,261,445
TOTAL INFORMATION TECHNOLOGY		1,596,616

Materials - 0.0%
Metals & Mining - 0.0%
China Natural Resources Inc (b)(c)	183	667
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Reitar Logtech Holdings Ltd Class A (b)(c)	29,330	30,210
TOTAL HONG KONG		22,727,695
INDIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sify Technologies Ltd ADR (b)(c)	5,397	59,745
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
MakeMyTrip Ltd (b)(c)	54,603	3,898,108
Yatra Online Inc (c)	25,535	43,154
		3,941,262
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
ReNew Energy Global PLC Class A (c)	144,787	1,101,829
TOTAL INDIA		5,102,836
INDONESIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Polibeli Group Ltd Class A (b)	217,081	2,218,568
IRELAND - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Carbon Revolution PLC (b)(c)	429	810
Health Care - 0.0%
Biotechnology - 0.0%
Amarin Corp PLC ADR (c)	11,771	187,983
Prothena Corp PLC (c)	34,512	371,004
		558,987
Health Care Equipment & Supplies - 0.0%
Trinity Biotech PLC ADR (c)	16,642	17,308
Pharmaceuticals - 0.0%
Artelo Biosciences Inc (c)	542	943
GH Research PLC (b)(c)	35,645	540,378
		541,321
TOTAL HEALTH CARE		1,117,616

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)(c)	15,653	1,077,709
Electrical Equipment - 0.0%
Ads-Tec Energy PLC (b)(c)	35,718	447,904
TOTAL INDUSTRIALS		1,525,613

TOTAL IRELAND		2,644,039
ISRAEL - 0.3%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Taboola.com Ltd (c)	168,202	686,264
Media - 0.0%
Nexxen International Ltd (c)	44,052	285,016
Perion Network Ltd (b)(c)	34,212	349,647
		634,663
TOTAL COMMUNICATION SERVICES		1,320,927

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (c)	131,991	1,560,134
REE Automotive Ltd Class A (b)(c)	7,288	6,572
		1,566,706
Broadline Retail - 0.0%
Global-e Online Ltd (c)	102,982	4,162,532
TOTAL CONSUMER DISCRETIONARY		5,729,238

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
G Willi-Food International Ltd	7,040	179,731
Personal Care Products - 0.0%
Oddity Tech Ltd Class A (c)	26,786	1,158,763
TOTAL CONSUMER STAPLES		1,338,494

Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A (b)	26,551	1,114,345
Health Care - 0.0%
Biotechnology - 0.0%
Collplant Biotechnologies Ltd (c)	5,925	12,976
Compugen Ltd (b)(c)	50,395	78,616
Enlivex Therapeutics Ltd (b)(c)	5,686	5,515
Entera Bio Ltd (c)	21,136	50,304
Evogene Ltd (United States) (b)(c)	4,198	4,492
Kamada Ltd (United States)	29,409	197,040
NeuroSense Therapeutics Ltd (b)(c)	15,870	18,885
Quoin Pharmaceuticals Ltd rights (c)(e)	3,438,400	34
XTL Biopharmaceuticals Ltd ADR (c)	8,903	7,479
		375,341
Health Care Equipment & Supplies - 0.0%
Alpha Tau Medical Ltd Class A (b)(c)	37,893	150,435
Brainsway Ltd ADR (c)	5,012	87,660
Icecure Medical Ltd (b)(c)	40,453	29,199
Inspira Technologies Oxy BHN Ltd (c)	2,924	3,187
InspireMD Inc (b)(c)	18,244	36,488
Lifeward Ltd (c)	2,609	1,518
		308,487
Health Care Providers & Services - 0.0%
Nano-X Imaging Ltd (b)(c)	54,263	243,098
Pharmaceuticals - 0.0%
Intercure Ltd (United States) (c)	22,539	30,202
MediWound Ltd (b)(c)	6,967	124,849
Oramed Pharmaceuticals Inc (b)(c)	24,282	69,204
Sol-Gel Technologies Ltd (b)(c)	1,340	57,030
		281,285
TOTAL HEALTH CARE		1,208,211

Industrials - 0.1%
Aerospace & Defense - 0.1%
A2Z Cust2Mate Solutions Corp (b)(c)	21,354	149,264
Elbit Systems Ltd (United States)	27,995	13,151,772
		13,301,036
Air Freight & Logistics - 0.0%
Freightos Ltd (c)	26,054	79,725
Electrical Equipment - 0.0%
ZOOZ Strategy Ltd (United States) (c)	50,329	29,508
Machinery - 0.0%
Kornit Digital Ltd (b)(c)	30,396	405,179
Nano Dimension Ltd ADR (c)	173,788	307,604
		712,783
TOTAL INDUSTRIALS		14,123,052

Information Technology - 0.2%
Communications Equipment - 0.0%
AudioCodes Ltd	17,874	160,866
Ceragon Networks Ltd (c)	46,357	94,568
Gilat Satellite Networks Ltd (United States) (b)(c)	33,650	391,686
Ituran Location and Control Ltd (b)	11,457	458,739
Silicom Ltd (c)	4,848	72,720
		1,178,579
Electronic Equipment, Instruments & Components - 0.0%
Arbe Robotics Ltd (b)(c)	94,209	138,487
Eltek Ltd	4,564	38,657
Gauzy Ltd (b)(c)	7,593	18,147
Innoviz Technologies Ltd (b)(c)	144,534	185,004
Nayax Ltd (United States) (b)(c)	22,184	988,298
ParaZero Technologies Ltd (b)(c)	5,181	7,512
Rail Vision Ltd (b)(c)	12,704	4,922
SuperCom Ltd (b)(c)	1,032	9,556
		1,390,583
IT Services - 0.0%
Formula Systems 1985 Ltd ADR (b)	193	29,047
Hub Cyber Security Ltd (b)(c)	8,140	9,035
Wix.com Ltd (c)	33,768	3,231,935
		3,270,017
Semiconductors & Semiconductor Equipment - 0.1%
Camtek Ltd/Israel (b)(c)	27,295	2,874,027
Nova Ltd (b)(c)	17,875	5,592,015
Tower Semiconductor Ltd (United States) (c)	68,475	7,402,832
		15,868,874
Software - 0.1%
Alarum Technologies Ltd ADR (b)(c)	2,975	27,251
Allot Ltd (b)(c)	25,818	247,336
Beamr Imaging Ltd (b)(c)	7,991	17,740
Cellebrite DI Ltd (c)	149,604	2,522,323
Check Point Software Technologies Ltd (b)(c)	65,248	12,186,370
Cognyte Software Ltd (c)	51,122	429,425
Magic Software Enterprises Ltd (b)	33,027	762,263
My Size Inc (c)	1,815	1,761
Nice Ltd ADR (c)	28,005	2,970,490
RADCOM Ltd (b)(c)	13,724	179,784
Radware Ltd (c)	27,306	626,400
Sapiens International Corp NV	33,191	1,436,175
		21,407,318
TOTAL INFORMATION TECHNOLOGY		43,115,371

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enlight Renewable Energy Ltd (United States) (c)	78,847	3,155,457
TOTAL ISRAEL		71,105,095
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	134,849	9,191,308
JAPAN - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
Tryhard Holdings Ltd (b)	31,127	428,930
Financials - 0.0%
Financial Services - 0.0%
Ribbon Acquisition Corp Class A	1,002	10,361
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Ryojbaba Co Ltd (c)	7,347	32,547
Pharmaceuticals - 0.0%
Satsuma Pharmaceuticals Inc rights (c)(e)	19,951	0
TOTAL HEALTH CARE		32,547

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)(c)	111,402	2,973,319
Toyo Co Ltd (b)(c)	43,315	267,687
		3,241,006
Software - 0.0%
Heartcore Enterprise Inc (b)	12,158	5,714
TOTAL INFORMATION TECHNOLOGY		3,246,720

TOTAL JAPAN		3,718,558
JORDAN - 0.0%
Financials - 0.0%
Insurance - 0.0%
International General Insurance Holdings Ltd (b)	27,991	673,184
KAZAKHSTAN - 0.1%
Financials - 0.1%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(c)	37,273	4,916,308
Consumer Finance - 0.1%
Kaspi.KZ JSC ADR (c)	119,525	9,240,478
TOTAL KAZAKHSTAN		14,156,786
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
DoubleDown Interactive Co Ltd ADR (c)	4,819	44,865
Gravity Co Ltd ADR (c)	2,419	139,020
		183,885
Interactive Media & Services - 0.0%
Global Interactive Technologies Inc (c)	1,314	1,721
Webtoon Entertainment Inc (b)(c)	80,771	1,123,525
		1,125,246
TOTAL COMMUNICATION SERVICES		1,309,131

Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	22,175	83,378
TOTAL KOREA (SOUTH)		1,392,509
LUXEMBOURG - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Moolec Science SA (c)	1,365	546
Health Care - 0.0%
Biotechnology - 0.0%
Alvotech SA (b)(c)	164,196	837,400
TOTAL LUXEMBOURG		837,946
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
CCH Holdings Ltd	11,661	123,024
Consumer Staples - 0.0%
Personal Care Products - 0.0%
DSwiss Inc (b)(c)(e)	7,648	0
Empro Group Inc (b)(c)(e)	3,236	56,177
		56,177
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CBL International Ltd (b)(c)	13,001	5,567
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Agape ATP Corp (c)	1,719	2,217
Industrials - 0.0%
Construction & Engineering - 0.0%
Agroz Inc (b)	13,349	56,066
Machinery - 0.0%
WF Holding Ltd/MY (c)	8,772	4,957
Trading Companies & Distributors - 0.0%
BioNexus Gene Lab Corp (c)	2,368	10,727
TOTAL INDUSTRIALS		71,750

Information Technology - 0.0%
IT Services - 0.0%
ARB IOT Group Ltd (b)(c)	652	3,801
TOTAL MALAYSIA		262,536
MALTA - 0.0%
Communication Services - 0.0%
Media - 0.0%
Gambling.com Group Ltd (b)(c)	21,791	123,555
MARSHALL ISLANDS REPUBLIC OF - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Heidmar Maritime Holdings Corp (b)	36,626	41,021
Imperial Petroleum Inc (b)(c)	13,415	62,916

TOTAL MARSHALL ISLANDS REPUBLIC OF		103,937
MEXICO - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Globa Terra Acquisition Corp	5,275	53,014
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Centro Norte SAB de CV Class B ADR	2,515	270,513
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Murano Global Investments PLC (b)(c)	9,167	16,959
TOTAL MEXICO		340,486
MOROCCO - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Addentax Group Corp (b)(c)	1,279	602
NETHERLANDS - 0.6%
Financials - 0.0%
Capital Markets - 0.0%
Coincheck Group NV (b)	39,569	128,204
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (c)	18,574	16,939,117
Merus NV (c)	46,276	4,448,975
Newamsterdam Pharma Co NV (b)(c)	68,000	2,808,400
Pharming Group NV ADR (c)	2,093	36,334
ProQR Therapeutics NV (c)	84,909	198,687
uniQure NV (b)(c)	32,791	902,080
		25,333,593
Pharmaceuticals - 0.0%
Pharvaris NV (c)	40,716	1,155,520
TOTAL HEALTH CARE		26,489,113

Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.0%
SCHMID Group NV (b)(c)	10,557	51,201
Semiconductors & Semiconductor Equipment - 0.5%
ASML Holding NV depository receipt	51,314	54,392,841
NXP Semiconductors NV	152,778	29,782,543
		84,175,384
Software - 0.0%
Nebius Group NV Class A (b)(c)	122,490	11,620,626
TOTAL INFORMATION TECHNOLOGY		95,847,211

TOTAL NETHERLANDS		122,464,528
NORWAY - 0.0%
Information Technology - 0.0%
Software - 0.0%
Opera Ltd ADR (b)	25,291	344,463
PAKISTAN - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
VEON Ltd ADR (c)	23,362	1,247,297
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (c)	22,204	254,680
POLAND - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Atlas Lithium Corp (b)(c)	8,957	44,158
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (c)	62,469	542,231
Liberty Latin America Ltd Class C (b)(c)	68,823	602,201
		1,144,432
Financials - 0.0%
Banks - 0.0%
Popular Inc	38,842	4,455,566
TOTAL PUERTO RICO		5,599,998
RUSSIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (b)(c)(e)	32,600	0
SINGAPORE - 0.1%
Communication Services - 0.0%
Entertainment - 0.0%
GCL Global Holdings Ltd (b)	20,327	28,255
Interactive Media & Services - 0.0%
MoneyHero Ltd Class A (b)(c)	6,906	9,046
Media - 0.0%
Fast Track Group (c)	13,506	5,415
Smart Digital Group Ltd (b)(c)(e)	18,445	34,123
		39,538
TOTAL COMMUNICATION SERVICES		76,839

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Davis Commodities Ltd (b)(c)	11,987	6,005
Energy - 0.0%
Energy Equipment & Services - 0.0%
OMS Energy Technologies Inc (c)	23,654	111,174
Oil, Gas & Consumable Fuels - 0.0%
Delixy Holdings Ltd (b)(c)	6,712	6,536
PTL Ltd (b)(c)	5,341	919
		7,455
TOTAL ENERGY		118,629

Financials - 0.0%
Consumer Finance - 0.0%
Antalpha Platform Holding Co (b)	14,301	138,862
Financial Services - 0.0%
Origin Investment Corp I	25,818	262,053
RF Acquisition Corp II (c)	1,226	13,204
		275,257
TOTAL FINANCIALS		414,119

Health Care - 0.0%
Biotechnology - 0.0%
Cytomed Therapeutics Ltd (b)(c)	4,854	8,883
Health Care Equipment & Supplies - 0.0%
Cuprina Holdings Cayman Ltd Class A (b)(c)	1,611	1,087
Health Care Providers & Services - 0.0%
Basel Medical Group Ltd (b)(c)	6,973	8,298
Euda Health Holdings Ltd (b)(c)	20,664	64,472
		72,770
TOTAL HEALTH CARE		82,740

Industrials - 0.1%
Commercial Services & Supplies - 0.0%
Primech Holdings Ltd (c)	16,381	16,709
YY Group Holding Ltd Class A (b)(c)	14,895	3,683
		20,392
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (c)	2,391,974	13,036,259
Trading Companies & Distributors - 0.0%
Simpple Ltd (c)	99	347
TOTAL INDUSTRIALS		13,056,998

Information Technology - 0.0%
IT Services - 0.0%
Trident Digital Tech Holdings Ltd ADR (c)	8,734	4,725
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	34,220	1,543,665
Technology Hardware, Storage & Peripherals - 0.0%
Bgin Blockchain Ltd Class A (b)	57,570	166,377
TOTAL INFORMATION TECHNOLOGY		1,714,767

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Hotel101 Global Holdings Corp (b)	23,065	181,291
Ohmyhome LTD Class A (c)	440	373
		181,664
TOTAL SINGAPORE		15,651,761
SOUTH AFRICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Lesaka Technologies Inc (b)(c)	35,463	131,568
Information Technology - 0.0%
Software - 0.0%
Karooooo Ltd	19,171	863,270
TOTAL SOUTH AFRICA		994,838
SPAIN - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Codere Online Luxembourg SA (b)(c)	15,902	113,540
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class B ADR	72,463	641,298
TOTAL SPAIN		754,838
SWEDEN - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (c)	2,100	2,625
Pharmaceuticals - 0.0%
Dova Pharmaceuticals Inc rights (c)(e)	23,572	0
TOTAL HEALTH CARE		2,625

Information Technology - 0.0%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson Class B ADR	185,146	1,777,402
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Eco Wave Power Global AB ADR (c)	2,732	19,261
TOTAL SWEDEN		1,799,288
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc (b)	123,571	2,042,629
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TORM PLC Class A (United States) (b)	60,885	1,303,548
Health Care - 0.0%
Biotechnology - 0.0%
AC Immune SA (c)	63,601	190,167
CRISPR Therapeutics AG (b)(c)	55,492	2,967,157
Molecular Partners AG ADR (c)	1,070	4,355
		3,161,679
Health Care Technology - 0.0%
Sophia Genetics SA (c)	40,739	200,436
Pharmaceuticals - 0.0%
Oculis Holding AG (b)(c)	29,436	559,284
TOTAL HEALTH CARE		3,921,399

Industrials - 0.0%
Machinery - 0.0%
Aebi Schmidt Holding AG (b)	49,077	584,506
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
SEALSQ Corp (b)(c)	75,513	337,543
WISeKey International Holding Ltd ADR (b)(c)	1,436	13,599
		351,142
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA (United States) (b)	89,098	10,044,018
TOTAL INFORMATION TECHNOLOGY		10,395,160

TOTAL SWITZERLAND		18,247,242
TAIWAN - 0.0%
Communication Services - 0.0%
Entertainment - 0.0%
GigaMedia Ltd (c)	1,210	1,827
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Gogoro Inc (b)(c)	6,681	26,724
Financials - 0.0%
Financial Services - 0.0%
OBOOK Holdings Inc Class A (b)	23,000	189,750
Health Care - 0.0%
Biotechnology - 0.0%
Jyong Biotech Ltd (b)(c)	46,102	1,253,974
Pharmaceuticals - 0.0%
YD Bio Ltd (b)	37,226	429,216
TOTAL HEALTH CARE		1,683,190

Industrials - 0.0%
Electrical Equipment - 0.0%
Asia Pacific Wire & Cable Corp Ltd (c)	108,040	182,588
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ChipMOS Technologies Inc ADR	3,698	101,066
Himax Technologies Inc ADR	62,831	475,002
SemiLEDs Corp/Taiwan (c)	9,480	19,671
Silicon Motion Technology Corp ADR	20,065	1,784,983
		2,380,722
Software - 0.0%
Gorilla Technology Group Inc (b)(c)	12,639	173,913
TOTAL INFORMATION TECHNOLOGY		2,554,635

TOTAL TAIWAN		4,638,714
TURKEY - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
D-Market Elektronik Hizmetler Ve Ticaret Anonim Sirketi ADR (c)	66,663	156,658
UNITED ARAB EMIRATES - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Kyivstar Group Ltd (b)	145,640	2,063,719
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Robo.ai Inc Class B (b)(c)	159,654	111,758
TOTAL UNITED ARAB EMIRATES		2,175,477
UNITED KINGDOM - 0.3%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC ADR	207,886	2,592,338
Consumer Discretionary - 0.0%
Distributors - 0.0%
Redcloud Holdings PLC (b)(c)	20,569	34,967
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola Europacific Partners PLC (b)	277,522	25,445,992
Financials - 0.0%
Capital Markets - 0.0%
Marex Group PLC	42,472	1,477,601
Financial Services - 0.0%
Tavia Acquisition Corp	3,737	38,827
TOTAL FINANCIALS		1,516,428

Health Care - 0.2%
Biotechnology - 0.0%
Autolus Therapeutics PLC ADR (c)	110,578	155,915
Barinthus Biotherapeutics PLC ADR (c)	11,568	9,139
Bicycle Therapeutics PLC ADR (c)	25,129	187,965
Compass Pathways Plc ADR (c)	62,962	349,439
F-star Therapeutics Inc rights (c)(e)	1,855	0
F-star Therapeutics Inc rights (c)(e)	1,855	0
Immunocore Holdings PLC ADR (b)(c)	21,623	854,109
Mereo Biopharma Group PLC ADR (c)	92,534	173,039
Silence Therapeutics PLC ADR (c)	29,538	199,086
Tiziana Life Sciences Ltd (b)(c)	78,204	140,767
Zura Bio Ltd Class A (c)	37,939	145,686
		2,215,145
Health Care Technology - 0.0%
OneMedNet Corp Class A (b)(c)	17,970	33,245
Pharmaceuticals - 0.2%
Astrazeneca PLC ADR	356,020	33,010,175
Astrazeneca PLC rights (b)(c)(e)	216,670	2
Astrazeneca PLC rights (c)(e)	41,907	0
CinCor Pharma Inc rights (c)(e)	24,312	0
Indivior PLC (c)	76,772	2,579,539
Opiant Pharmaceuticals Inc rights (c)(e)	3,728	0
		35,589,716
TOTAL HEALTH CARE		37,838,106

Industrials - 0.0%
Construction & Engineering - 0.0%
Energys Group Ltd (b)(c)	11,014	12,886
Information Technology - 0.0%
Software - 0.0%
Argo Blockchain PLC ADR (c)	10,441	2,401
Arqit Quantum Inc (b)(c)	7,246	206,584
		208,985
TOTAL UNITED KINGDOM		67,649,702
UNITED STATES - 96.3%
Communication Services - 16.1%
Diversified Telecommunication Services - 0.1%
Anterix Inc (c)	10,344	212,673
AST SpaceMobile Inc Class A (b)(c)	163,565	9,192,353
Atn International Inc	9,544	201,283
Bandwidth Inc Class A (c)	17,324	246,694
Cogent Communications Holdings Inc (b)	30,110	574,499
Frontier Communications Parent Inc (c)	132,720	5,032,742
GCI Liberty Inc/DEL Class A (c)(e)	58,891	0
GCI LLC Class A (b)	2,200	73,348
GCI LLC Class A rights 12/17/2025 (b)(c)	6,411	39,748
GCI LLC Class C (b)	14,505	483,307
Globalstar Inc (b)(c)	76,287	4,634,435
iQSTEL Inc (c)	1,056	4,434
Iridium Communications Inc (b)	66,598	1,092,207
NextPlat Corp (c)	37,686	22,845
Shenandoah Telecommunications Co (b)	34,432	376,342
Uniti Group Inc (b)(c)	153,191	975,827
		23,162,737
Entertainment - 1.7%
Atlanta Braves Holdings Inc Class A (b)(c)	14,752	642,745
Atlanta Braves Holdings Inc Class C (c)	23,598	939,200
Cineverse Corp (b)(c)	7,360	18,547
CuriosityStream Inc Class A	32,422	155,950
Electronic Arts Inc	151,603	30,628,354
Gaia Inc Class A (c)	13,031	50,169
Golden Matrix Group Inc (c)	93,624	68,065
K Wave Media Ltd (b)	42,594	31,946
Liberty Media Corp-Liberty Formula One Class A (c)	17,223	1,513,557
Liberty Media Corp-Liberty Formula One Class C (c)	133,188	12,783,384
Liberty Media Corp-Liberty Live Class A (c)	14,818	1,139,800
Liberty Media Corp-Liberty Live Class C (c)	39,785	3,151,370
LiveOne Inc (c)	6,044	28,407
Netflix Inc (c)	2,569,078	276,381,412
Playstudios Inc Class A (c)	34,684	22,267
Playtika Holding Corp	116,395	471,400
PodcastOne Inc (c)	9,883	24,411
Reading International Inc Class A (b)(c)	21,533	27,778
Reservoir Media Inc (b)(c)	35,843	273,124
Roku Inc Class A (c)	78,993	7,645,732
Starz Entertainment Corp (b)	12,826	140,701
Take-Two Interactive Software Inc (c)	111,820	27,515,547
Vivid Seats Inc Class A (b)(c)	3,209	24,741
Warner Bros Discovery Inc (c)	1,496,064	35,905,536
Warner Music Group Corp Class A	84,315	2,381,056
		401,965,199
Interactive Media & Services - 13.1%
Alphabet Inc Class A	3,509,021	1,123,518,345
Alphabet Inc Class C	3,275,803	1,048,650,056
Angi Inc Class A (b)(c)	26,939	307,643
Bumble Inc Class A (c)	70,545	250,435
BuzzFeed Inc Class A (c)	49,268	46,095
Cargurus Inc Class A (c)	50,593	1,784,921
EverQuote Inc Class A (c)	20,770	548,120
IAC Inc Class A (b)(c)	45,318	1,589,302
Intelligent Protection Management Corp (c)	3,101	5,675
IZEA Worldwide Inc (c)	6,680	33,600
Match Group Inc	145,086	4,832,816
Meta Platforms Inc Class A	1,309,716	848,630,483
QuinStreet Inc (c)	34,491	481,494
Rumble Inc Class A (b)(c)	133,658	904,865
Teads Holding Co (b)(c)	85,328	60,412
Travelzoo (c)	6,862	48,789
TripAdvisor Inc Class A (b)	70,946	1,054,967
TrueCar Inc (b)(c)	56,073	119,435
Trump Media & Technology Group Corp (b)(c)	155,708	1,796,870
Ziff Davis Inc (b)(c)	25,899	850,005
ZoomInfo Technologies Inc (c)	195,209	1,936,473
		3,037,450,801
Media - 0.6%
Advantage Solutions Inc Class A (c)	187,650	178,192
AMC Networks Inc Class A (c)	28,596	255,076
Beasley Broadcast Group Inc Class A (b)(c)	14,109	58,552
Cardlytics Inc (b)(c)	32,711	40,562
Charter Communications Inc Class A (b)(c)	82,800	16,569,936
Comcast Corp Class A	2,225,226	59,391,283
comScore Inc (c)	2,640	18,216
EchoStar Corp Class A (b)(c)	94,788	6,947,013
EW Scripps Co/The Class A (b)(c)	40,387	170,837
Fluent Inc (b)(c)	7,084	12,610
Fox Corp Class A	134,128	8,785,384
Fox Corp Class B	134,815	7,854,322
Harte Hanks Inc (c)	5,634	21,466
iHeartMedia Inc Class A (c)	90,422	355,358
Integral Ad Science Holding Corp (b)(c)	90,117	926,403
Lee Enterprises Inc (b)(c)	2,469	9,851
Lendway Inc (c)	1,817	6,777
Liberty Broadband Corp Class A (c)	11,000	509,410
Liberty Broadband Corp Class C (c)	75,953	3,515,864
Loyalty Ventures Inc (c)(e)	32,234	0
Magnite Inc (c)	87,286	1,282,231
Marchex Inc Class B (c)	31,616	50,902
Mediaco Holding Inc Class A (c)	24,810	22,825
National CineMedia Inc (b)	50,834	219,095
News Corp Class A	228,888	5,877,844
News Corp Class B (b)	111,676	3,286,625
Nexstar Media Group Inc (b)	18,472	3,549,210
Paramount Skydance Corp Class B (b)	644,045	10,317,601
PubMatic Inc Class A (c)	32,991	297,249
Saga Communications Inc Class A	2,555	30,149
Scholastic Corp (b)	16,372	483,629
Sinclair Inc Class A (b)	29,873	470,798
Sirius XM Holdings Inc (b)	204,183	4,340,931
Stagwell Inc Class A (b)(c)	158,332	848,660
Stran & Co Inc (c)	1,570	3,171
TechTarget Inc (b)	48,083	251,474
Thryv Holdings Inc (b)(c)	28,203	158,783
Trade Desk Inc (The) Class A (c)	269,633	10,666,681
Urban One Inc Class A (c)	4,568	5,573
Urban One Inc Class D (b)(c)	21,932	17,765
ViewBix Inc (b)(c)	3,287	4,996
		147,813,304
Wireless Telecommunication Services - 0.6%
Gogo Inc (b)(c)	83,326	595,781
NII Holdings Inc (c)(e)	5,182	0
Spok Holdings Inc (b)	16,307	216,557
SurgePays Inc (c)	15,080	29,858
T-Mobile US Inc	680,692	142,271,435
		143,113,631
TOTAL COMMUNICATION SERVICES		3,753,505,672

Consumer Discretionary - 12.8%
Automobile Components - 0.0%
Dorman Products Inc (c)	18,635	2,464,851
Fox Factory Holding Corp (c)	24,765	366,274
Gentex Corp	138,321	3,157,868
Gentherm Inc (c)	20,911	745,895
Goodyear Tire & Rubber Co/The (c)	170,650	1,477,829
Kodiak AI Inc (b)(c)	105,281	631,686
Luminar Technologies Inc Class A (b)(c)	39,461	35,764
Motorcar Parts of America Inc (c)	13,256	174,714
Patrick Industries Inc (b)	19,827	2,145,678
Solid Power Inc (b)(c)	119,078	619,206
Strattec Security Corp (c)	2,501	187,575
Sypris Solutions Inc (c)	10,850	23,653
Visteon Corp	16,706	1,724,895
Worksport Ltd (b)(c)	675	1,775
XPEL Inc (b)(c)(f)	17,416	809,496
		14,567,159
Automobiles - 3.7%
Aptera Motors Corp Class B (b)	17,215	94,338
Cenntro Inc (b)(c)	24,696	4,139
Empery Digital Inc (b)(c)	33,158	179,053
Faraday Future Intelligent Electric Inc Class A (b)(c)	84,737	97,448
FLY-E Group Inc (c)	180	789
Lucid Group Inc (b)(c)	150,954	2,057,503
Rivian Automotive Inc Class A (b)(c)	683,573	11,525,041
Tesla Inc (c)	1,949,962	838,815,154
Workhorse Group Inc (b)(c)	6,558	5,824
		852,779,289
Broadline Retail - 6.6%
1stdibs.Com Inc (c)	24,945	142,436
Amazon.com Inc (c)	6,434,300	1,500,607,446
eBay Inc	276,187	22,865,522
Groupon Inc (b)(c)	25,077	424,052
Hour Loop Inc (b)(c)	19,584	41,322
Ollie's Bargain Outlet Holdings Inc (c)	37,145	4,572,921
Pattern Group Inc Class A	93,428	1,358,443
QVC Group Inc Class A (b)(c)	6,915	64,379
		1,530,076,521
Distributors - 0.0%
A-Mark Precious Metals Inc (b)	17,517	502,913
Alliance Entertainment Holding Corp Class A (b)(c)	24,738	165,745
Educational Development Corp (c)	7,081	8,850
GigaCloud Technology Inc Class A (c)	19,156	710,688
LKQ Corp	157,272	4,669,406
Pool Corp	22,936	5,587,210
Weyco Group Inc	6,827	204,537
		11,849,349
Diversified Consumer Services - 0.1%
American Public Education Inc (c)	12,845	447,199
Amesite Inc (b)(c)	3,609	8,626
Classover Holdings Inc Class B (b)	4,342	1,695
Driven Brands Holdings Inc (b)(c)	95,336	1,392,859
Duolingo Inc Class A (c)	24,099	4,612,790
EpicQuest Education Group Inte (c)	8,584	2,750
European Wax Center Inc Class A (c)	32,119	124,301
Frontdoor Inc (c)	44,059	2,376,102
Grand Canyon Education Inc (c)	17,064	2,691,675
Laureate Education Inc (c)	88,964	2,748,988
Lincoln Educational Services Corp (b)(c)	22,947	472,249
Matthews International Corp Class A (b)	18,314	449,426
Mister Car Wash Inc (c)	194,031	1,036,126
Perdoceo Education Corp	39,826	1,113,535
Regis Corp (c)	1,245	33,615
Strategic Education Inc	14,312	1,116,622
Udemy Inc (c)	89,181	453,039
WW International Inc (b)	5,772	163,752
		19,245,349
Hotels, Restaurants & Leisure - 1.6%
Airbnb Inc Class A (c)	258,124	30,197,927
Allied Gaming & Entertainment Inc (c)	25,578	10,523
Aureus Greenway Holdings Inc (c)	10,051	45,028
BJ's Restaurants Inc (c)	13,879	532,260
Black Rock Coffee Bar Inc Class A (b)	10,437	237,442
Bloomin' Brands Inc	50,837	360,943
Booking Holdings Inc	19,563	96,146,081
Caesars Entertainment Inc (c)	125,185	2,913,055
Canterbury Park Holding Corp	422	6,368
Century Casinos Inc (c)	16,194	24,615
Cheesecake Factory Inc/The (b)	30,465	1,451,962
Churchill Downs Inc	42,973	4,687,925
Cracker Barrel Old Country Store Inc (b)	13,515	390,448
Dave & Buster's Entertainment Inc (b)(c)	22,215	388,540
Denny's Corp (c)	38,243	235,959
Domino's Pizza Inc (b)	20,190	8,472,330
DoorDash Inc Class A (c)	243,135	48,230,690
DraftKings Inc Class A (c)	300,815	9,975,025
El Pollo Loco Holdings Inc (c)	18,543	202,304
Empire Resorts Inc (c)(e)	17,333	0
Expedia Group Inc Class A	71,437	18,265,727
FAT Brands Inc Class A (c)	1,147	639
FAT Brands Inc Class B (c)	10,930	20,111
First Watch Restaurant Group Inc (b)(c)	39,806	738,799
Full House Resorts Inc (c)	18,076	48,624
GEN Restaurant Group Inc Class A (b)	2,798	7,079
Golden Entertainment Inc	16,250	487,825
Good Times Restaurants Inc (c)	9,092	11,729
Inspirato Inc Class A (b)(c)	3,298	8,872
Inspired Entertainment Inc (b)(c)	15,927	130,920
Jack in the Box Inc (b)	14,402	283,863
Krispy Kreme Inc (b)	123,183	514,905
Kura Sushi USA Inc Class A (b)(c)	7,256	356,487
Lindblad Expeditions Holdings Inc (c)	30,856	371,198
Lottery.com Inc (b)(c)	984	1,446
Marriott International Inc/MD Class A1	163,986	49,981,293
Monarch Casino & Resort Inc	10,740	1,037,269
Nathan's Famous Inc (b)	2,730	251,870
Navan Inc Class A (c)	140,894	2,351,521
Noodles & Co Class A (c)	26,105	18,320
ONE Group Hospitality Inc/The (c)	17,098	34,367
Papa John's International Inc (b)	19,905	837,403
Penn Entertainment Inc (c)	90,498	1,342,990
Portillo's Inc Class A (b)(c)	39,800	207,756
Rave Restaurant Group Inc (b)(c)	4,962	15,730
Rci Hospitality Holdings Inc	5,530	134,711
Red Robin Gourmet Burgers Inc (c)	17,826	78,078
Red Rock Resorts Inc Class A	35,560	2,082,749
Sabre Corp (c)	264,335	425,579
Serve Robotics Inc (b)(c)	37,615	385,930
Sharplink Gaming Inc (b)(c)	118,155	1,254,806
Sportradar Holding AG Class A (b)(c)	134,714	2,963,708
Starbucks Corp	688,114	59,941,611
Target Hospitality Corp (c)	61,339	478,444
Texas Roadhouse Inc	40,049	7,018,587
Twin Hospitality Group Inc Class A (b)	38,564	64,788
Wendy's Co/The (b)	128,942	1,089,560
Wingstop Inc (b)	16,914	4,477,643
Wynn Resorts Ltd	62,577	8,052,408
		370,284,770
Household Durables - 0.0%
Aterian Inc (b)(c)	1,623	1,214
Bassett Furniture Industries Inc	4,416	68,580
Cavco Industries Inc (c)	4,761	2,835,890
Cricut Inc Class A (b)	34,439	163,241
Flexsteel Industries Inc	3,070	121,357
Gopro Inc Class A (b)(c)	91,694	149,461
Helen of Troy Ltd (b)(c)	18,163	344,189
Hooker Furnishings Corp	6,220	66,741
iRobot Corp (b)(c)	27,775	43,885
Koss Corp (b)(c)	2,071	10,376
Legacy Housing Corp (b)(c)	15,105	301,043
LGI Homes Inc (b)(c)	14,179	737,592
Lifetime Brands Inc	13,509	51,469
Live Ventures Inc (c)	1,687	16,296
Lovesac Co/The (b)(c)	8,461	121,415
Newell Brands Inc	257,694	940,583
Purple Innovation Inc Class A (c)	31,058	24,558
Sonos Inc (c)	71,925	1,334,928
United Homes Group Inc Class A (b)(c)	18,331	19,614
Universal Electronics Inc (c)	3,581	11,853
XMAX Inc (b)(c)	21,964	121,461
		7,485,746
Leisure Products - 0.1%
American Outdoor Brands Inc (c)	7,566	54,248
BRP Inc Subordinate Voting Shares (United States)	20,758	1,434,585
Clarus Corp	18,762	67,168
Escalade Inc (b)	7,721	102,380
Funko Inc Class A (c)	29,651	93,697
Hasbro Inc	83,936	6,933,115
JAKKS Pacific Inc (b)	6,837	112,332
Johnson Outdoors Inc Class A	5,570	228,314
Latham Group Inc (b)(c)	75,217	537,802
Malibu Boats Inc Class A (c)	12,142	344,711
MasterCraft Boat Holdings Inc (c)	12,398	229,115
Mattel Inc (c)	193,517	4,087,079
Peloton Interactive Inc Class A (c)	237,332	1,611,484
Smith & Wesson Brands Inc	28,645	249,498
Tron Inc (b)(c)	156,182	288,937
		16,374,465
Specialty Retail - 0.6%
1-800-Flowers.com Inc Class A (b)(c)	21,092	71,924
Academy Sports & Outdoors Inc (b)	40,713	1,964,402
America's Car-Mart Inc/TX (b)(c)	5,963	129,099
Arhaus Inc Class A (c)	33,621	347,641
Arko Corp (b)	75,196	357,933
Brand House Collective Inc/The (c)	1,947	2,356
Brilliant Earth Group Inc Class A	2,453	4,514
Carparts Com Inc (c)	15,945	8,591
Children's Place Inc/The (b)(c)	17,114	135,543
Citi Trends Inc (c)	5,953	269,611
Destination XL Group Inc (c)	32,101	31,276
Duluth Holdings Inc Class B (c)	16,389	52,936
EVgo Inc Class A (b)(c)	84,109	272,513
Five Below Inc (c)	33,279	5,487,374
GrowGeneration Corp (c)	41,541	64,389
Lands' End Inc (b)(c)	21,479	339,153
Leslie's Inc (c)	3,675	10,915
Lulu's Fashion Lounge Holdings Inc (b)(c)	1,166	6,273
Monro Inc (b)	23,690	443,240
National Vision Holdings Inc (c)	46,068	1,329,062
Newegg Commerce Inc Class A (b)(c)	12,646	959,578
O'Reilly Automotive Inc (c)	513,928	52,266,478
ODP Corp/The (c)	19,490	545,135
OneWater Marine Inc Class A (c)	10,956	133,115
Outdoor Holding Co (c)	117,673	216,518
Petco Health & Wellness Co Inc Class A (c)	151,407	484,502
RealReal Inc/The (b)(c)	74,243	1,075,039
Rent the Runway Inc Class A (b)(c)	922	4,490
RideNow Group Inc Class B (c)	16,842	84,378
Ross Stores Inc	197,966	34,913,284
Shoe Carnival Inc (b)	16,863	278,577
Sleep Number Corp (b)(c)	13,605	69,386
Sportsman's Warehouse Holdings Inc (b)(c)	25,040	55,839
Stitch Fix Inc Class A (b)(c)	75,758	321,972
ThredUp Inc Class A (c)	63,819	479,919
Tile Shop Holdings Inc (c)	27,014	175,321
Tractor Supply Co (b)	320,911	17,579,505
Ulta Beauty Inc (c)	27,102	14,603,371
Upbound Group Inc	39,142	701,425
Urban Outfitters Inc (c)	55,036	4,076,517
Winmark Corp	2,141	879,972
Xcel Brands Inc (b)(c)	428	402
Zumiez Inc (c)	11,553	300,378
		141,533,846
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co (b)	33,698	1,809,920
Crocs Inc (b)(c)	33,435	2,841,306
Crown Crafts Inc	9,628	26,476
Fossil Group Inc (b)(c)	41,669	125,424
G-III Apparel Group Ltd (c)	25,998	757,842
Lakeland Industries Inc (b)	4,914	74,595
Lululemon Athletica Inc (c)	68,961	12,701,237
Playboy Inc (c)	46,336	88,965
Rocky Brands Inc	4,879	148,175
Steven Madden Ltd (b)	45,575	1,904,124
Superior Group of Cos Inc	10,737	104,364
Vera Bradley Inc (c)	17,686	50,228
		20,632,656
TOTAL CONSUMER DISCRETIONARY		2,984,829,150

Consumer Staples - 2.7%
Beverages - 0.9%
Celsius Holdings Inc (c)	156,128	6,391,880
Coca-Cola Consolidated Inc	46,339	7,550,940
Keurig Dr Pepper Inc	819,490	22,863,771
MGP Ingredients Inc (b)	11,010	251,138
Monster Beverage Corp (c)	589,423	44,200,831
National Beverage Corp (c)	57,316	1,952,183
PepsiCo Inc	827,962	123,151,068
Vita Coco Co Inc/The (c)	35,230	1,881,634
Willamette Valley Vineyards Inc (c)	1,065	2,993
		208,246,438
Consumer Staples Distribution & Retail - 1.3%
Andersons Inc/The	20,734	1,067,801
Casey's General Stores Inc	22,513	12,842,766
Chefs' Warehouse Inc/The (c)	24,855	1,524,109
Costco Wholesale Corp	267,269	244,174,286
Dollar Tree Inc (c)	126,443	14,011,149
Grocery Outlet Holding Corp (c)	59,395	661,066
HF Foods Group Inc (c)	50,620	127,056
Ingles Markets Inc Class A	8,873	682,511
Maison Solutions Inc (b)(c)	3,985	1,716
Mangoceuticals Inc (c)	453	503
Maplebear Inc (c)	160,903	6,759,535
PriceSmart Inc (b)	18,714	2,303,693
Sprouts Farmers Market Inc (c)	59,274	4,967,754
Village Super Market Inc Class A	6,632	229,202
		289,353,147
Food Products - 0.4%
Alico Inc (b)	5,507	191,616
Barfresh Food Group Inc (c)	7,835	25,856
Beyond Meat Inc (b)(c)	52,856	51,894
Bridgford Foods Corp (c)	3,580	28,461
Cal-Maine Foods Inc (b)	29,597	2,466,022
Calavo Growers Inc	10,293	210,904
Campbell's Company/The (b)	179,373	5,467,289
CN Healthy Food Tech Group Corp (c)(e)	10,080	55,642
Farmer Bros Co (c)	11,763	18,938
Freshpet Inc (b)(c)	30,139	1,722,745
Hain Celestial Group Inc (c)	59,085	64,994
J & J Snack Foods Corp	12,311	1,136,921
John B Sanfilippo & Son Inc	5,376	390,459
Kraft Heinz Co/The	701,799	17,902,892
Lifeway Foods Inc (c)	10,000	247,850
Limoneira Co	11,598	161,096
Mama's Creations Inc (b)(c)	29,854	337,947
Marzetti Company/The	16,950	2,829,633
Mission Produce Inc (b)(c)	40,169	482,831
Mondelez International Inc	783,693	45,117,206
Oatly Group AB ADR (b)(c)	11,286	139,382
Pilgrim's Pride Corp (b)	145,300	5,527,212
Rocky Mountain Chocolate Factory Inc (c)	1,651	2,757
Sadot Group Inc (b)(c)	631	1,843
Seneca Foods Corp Class A (c)	4,692	567,497
Simply Good Foods Co/The (c)	63,119	1,242,182
Smithfield Foods Inc	239,314	5,171,576
Vital Farms Inc (b)(c)	26,392	863,018
Westrock Coffee Co (b)(c)	54,062	235,170
		92,661,833
Household Products - 0.1%
Central Garden & Pet Co Class A (c)	39,166	1,211,796
Kimberly-Clark Corp (b)	200,350	21,862,193
Reynolds Consumer Products Inc	129,585	3,237,033
WD-40 Co	8,308	1,626,706
		27,937,728
Personal Care Products - 0.0%
Beauty Health Co/The Class A (b)(c)	87,714	129,817
Bonk Inc (b)(c)	24,845	4,471
FitLife Brands Inc (b)(c)	4,946	92,243
Honest Co Inc/The (b)(c)	66,913	179,996
Interparfums Inc	19,049	1,548,112
Lifevantage Corp (b)	9,383	64,461
Mannatech Inc (c)	1,393	13,206
Natural Alternatives International Inc (c)	4,379	15,896
Nature's Sunshine Products Inc (c)	13,105	269,701
Olaplex Holdings Inc (c)	345,986	394,424
Synergy CHC Corp (c)	4,586	9,585
United-Guardian Inc	3,073	17,670
Upexi Inc (b)(c)	23,214	64,999
Waldencast plc Class A (b)(c)	66,548	167,701
		2,972,282
Tobacco - 0.0%
Ispire Technology Inc (b)(c)	36,913	90,067
TOTAL CONSUMER STAPLES		621,261,495

Energy - 0.5%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	596,780	29,958,356
DMC Global Inc (c)	18,561	115,264
Drilling Tools International Corp (c)	17,643	42,343
Energy Services of America Corp	9,007	80,613
Geospace Technologies Corp (b)(c)	10,432	137,389
Gulf Island Fabrication Inc (c)	18,826	223,653
KLX Energy Services Holdings Inc (c)	9,302	15,441
Mammoth Energy Services Inc (b)(c)	36,411	66,996
MIND Technology Inc (b)(c)	3,447	32,833
National Energy Services Reunited Corp (c)	65,459	912,498
NCS Multistage Holdings Inc (c)	1,152	41,541
Patterson-UTI Energy Inc (b)	217,390	1,263,036
ProFrac Holding Corp Class A (c)	95,959	339,695
Smart Sand Inc	22,511	66,407
Weatherford International PLC (b)	43,556	3,257,989
		36,554,054
Oil, Gas & Consumable Fuels - 0.3%
Aemetis Inc (b)(c)	59,577	103,068
Alliance Resource Partners LP	79,694	1,942,143
American Resources Corp (b)(c)	63,232	175,785
APA Corp	214,150	5,347,326
Berry Corp	49,662	168,354
Calumet Inc (b)(c)	55,409	1,069,394
Chord Energy Corp	32,501	3,050,544
Clean Energy Fuels Corp (c)	146,255	318,836
Clean Energy Technologies Inc (b)(c)	994	1,799
Diamondback Energy Inc	174,168	26,576,295
Dorchester Minerals Mlp	29,473	646,785
Epsilon Energy Ltd	13,592	65,378
Expand Energy Corp	143,680	17,518,902
Gevo Inc (b)(c)	133,481	285,649
Green Plains Inc (c)	43,388	448,198
HighPeak Energy Inc Class A (b)	77,539	520,287
Lightbridge Corp (b)(c)	13,909	226,160
Marine Petroleum Trust	339	1,434
Martin Midstream Partners LP	26,486	69,128
New Era Energy & Digital Inc (b)	32,914	167,532
New Fortress Energy Inc Class A (b)(c)	157,225	191,815
NextDecade Corp (b)(c)	163,879	1,001,301
NextNRG Inc (b)(c)	90,160	109,995
OPAL Fuels Inc Class A (b)(c)	16,937	40,818
Plains All American Pipeline LP	425,922	7,415,302
Plains GP Holdings LP Class A	101,979	1,890,691
Prairie Operating Co (b)(c)	38,612	72,204
PrimeEnergy Resources Corp (b)(c)	1,072	196,830
Stabilis Solutions Inc (b)(c)	5,194	23,996
US Energy Corp (b)(c)	15,043	14,741
Verde Clean Fuels Inc Class A (c)	3,630	9,511
Viper Energy Inc Class A	106,529	3,891,504
XCF Global Inc Class A	85,670	63,396
		73,625,101
TOTAL ENERGY		110,179,155

Financials - 3.4%
Banks - 0.9%
1st Source Corp	16,845	1,051,802
ACNB Corp	5,966	288,754
Affinity Bancshares Inc	979	18,914
Amalgamated Financial Corp	18,977	556,975
Ames National Corp (b)	6,067	132,382
Arrow Financial Corp	10,670	321,701
Auburn National BanCorp Inc	551	13,289
Avidbank Holdings Inc (b)(c)	2,331	60,956
BancFirst Corp	19,990	2,215,692
Bancorp Inc/The (b)(c)	28,473	1,824,265
Bank First Corp (b)	6,099	760,728
Bank of Marin Bancorp (b)	11,943	323,118
Bank OZK (b)	67,526	3,107,547
Bank7 Corp	5,729	237,352
BankFinancial Corp (b)	17,658	207,658
Bankwell Financial Group Inc	4,303	197,508
Banner Corp	21,330	1,339,737
BayCom Corp	5,167	150,773
Bayfirst Financial Corp	952	7,548
BCB Bancorp Inc	9,394	75,058
Blue Foundry Bancorp (c)	14,580	165,629
Bogota Financial Corp (c)	8,810	74,004
BOK Financial Corp	38,080	4,288,570
Bridgewater Bancshares Inc (c)	15,642	270,763
Broadway Financial Corp/DE (c)	2,096	13,120
Burke & Herbert Financial Services Corp	10,233	667,601
Business First Bancshares Inc	22,845	594,427
BV Financial Inc (c)	5,414	99,293
C&F Financial Corp (b)	2,776	192,793
California BanCorp (c)	19,111	370,945
Camden National Corp	13,477	545,010
Capital Bancorp Inc	9,313	258,901
Capital City Bank Group Inc	16,929	709,664
Capitol Federal Financial Inc (b)	77,454	511,971
Carter Bankshares Inc (c)	17,829	327,519
Carver Bancorp Inc (c)	6,318	10,171
Cathay General Bancorp	42,577	2,062,430
CB Financial Services Inc (b)	591	20,951
Central BanCo Inc	144,130	3,395,703
Central Plains Bancshares Inc (c)	931	14,942
CF Bankshares Inc Class A	2,057	49,183
Chemung Financial Corp	4,132	217,632
ChoiceOne Financial Services Inc	7,193	218,955
Citizens & Northern Corp (b)	9,272	186,924
Citizens Community Bancorp Inc/WI	6,202	106,985
Citizens Financial Services Inc	3,545	198,130
City Holding Co (b)	8,764	1,063,161
Civista Bancshares Inc	12,086	274,836
CNB Financial Corp/PA (b)	16,314	422,859
Coastal Financial Corp/WA Class A (c)	8,832	983,443
Columbia Banking System Inc	183,253	5,079,773
Columbia Financial Inc (b)(c)	68,335	1,081,743
Commerce Bancshares Inc/MO	79,903	4,307,571
Commercial Bancgroup Inc	7,897	195,293
Community Trust Bancorp Inc	12,313	683,372
Community West Bancshares	11,107	251,574
Connectone Bancorp Inc	35,475	896,453
CVB Financial Corp	86,295	1,698,286
Dime Community Bancshares Inc	30,418	862,350
Eagle Bancorp Inc	17,734	336,414
Eagle Bancorp Montana Inc	3,665	60,839
Eagle Financial Services Inc	2,523	94,789
East West Bancorp Inc (b)	82,996	8,855,673
Eastern Bankshares Inc	147,393	2,775,410
ECB Bancorp Inc/MD (b)(c)	2,723	47,380
Enterprise Financial Services Corp	22,498	1,228,616
Esquire Financial Holdings Inc (b)	4,745	484,275
Farmers & Merchants Bancorp Inc/Archbold OH	8,193	200,729
Farmers National Banc Corp	21,912	297,784
FB Bancorp Inc (c)	7,146	90,397
Fidelity D&D Bancorp Inc	3,343	146,357
Fifth Third Bancorp	391,323	17,006,898
Financial Institutions Inc	9,729	297,707
Finward Bancorp	2,064	78,442
Finwise Bancorp (c)	6,686	120,682
First Bancorp Inc/The	6,815	174,396
First Bancorp/Southern Pines NC (b)	25,726	1,312,283
First Bank/Hamilton NJ	19,734	310,120
First Busey Corp	54,671	1,286,955
First Business Financial Services Inc	4,759	248,515
First Capital Inc (b)	2,233	111,628
First Citizens BancShares Inc/NC Class A	7,207	13,533,953
First Community Bankshares Inc	14,638	489,202
First Community Corp/SC	3,875	112,453
First Financial Bancorp (b)	58,909	1,465,656
First Financial Bankshares Inc	89,061	2,782,266
First Financial Corp	9,155	534,377
First Guaranty Bancshares Inc	8,053	38,574
First Hawaiian Inc (b)	75,141	1,872,514
First Internet Bancorp	7,845	149,447
First Interstate BancSystem Inc Class A	63,853	2,096,933
First Merchants Corp	34,922	1,286,526
First Mid Bancshares Inc	18,822	716,365
First National Corp/VA (b)	3,174	77,763
First Northwest Bancorp	7,546	74,404
First Savings Financial Group Inc	2,781	86,656
First United Corp	3,120	119,122
First US Bancshares Inc (b)	3,641	49,154
First Western Financial Inc (c)	4,408	107,335
Firstsun Capital Bancorp (c)	18,377	614,343
Five Star Bancorp	15,349	529,387
Flushing Financial Corp	19,516	320,258
Franklin Financial Services Corp (b)	2,442	130,671
FS Bancorp Inc	6,175	252,866
Fulton Financial Corp	110,060	1,997,589
FVCBankcorp Inc	9,654	122,702
GBank Financial Holdings Inc (b)(c)	8,752	296,343
German American Bancorp Inc (b)	23,301	925,050
Great Southern Bancorp Inc	7,818	470,331
Greene County Bancorp Inc	10,495	239,286
Hancock Whitney Corp	48,475	2,937,100
Hanmi Financial Corp	18,308	505,667
Hanover Bancorp Inc (b)	2,591	58,945
Hawthorn Bancshares Inc	3,385	115,090
HBT Financial Inc	20,756	502,295
Heritage Commerce Corp	34,628	377,099
Heritage Financial Corp Wash	24,804	593,808
Hingham Institution For Savings The (b)	1,460	427,649
Home Bancorp Inc	6,496	360,333
Home Federal Bancorp Inc of Louisiana	813	13,007
Hope Bancorp Inc	81,970	870,521
Horizon Bancorp Inc/IN	30,365	520,456
Huntington Bancshares Inc/OH	882,742	14,388,695
Independent Bank Corp	30,825	2,220,941
Independent Bank Corp/MI	16,705	545,418
International Bancshares Corp (b)	38,157	2,536,677
Investar Holding Corp	8,751	217,025
Isabella Bank Corp	505	21,210
John Marshall Bancorp Inc	8,479	169,580
Kearny Financial Corp/MD	41,433	284,645
Lake Shore Bancorp Inc/MD	4,671	67,122
Lakeland Financial Corp (b)	15,450	900,117
Landmark Bancorp Inc/Manhattan KS	3,377	98,068
LCNB Corp	12,197	193,566
LINKBANCORP Inc	23,701	180,602
Magyar Bancorp Inc	3,540	59,295
MainStreet Bancshares Inc (b)	4,185	81,566
Mechanics Bancorp Class A (b)(c)	79,352	1,233,130
Mercantile Bank Corp	10,911	501,688
Meridian Corp	4,705	75,186
Metrocity Bankshares Inc	17,649	470,346
Mid Penn Bancorp Inc	17,827	520,370
Middlefield Banc Corp (b)	3,775	131,370
Midland States Bancorp Inc	11,419	185,673
MidWestOne Financial Group Inc	11,771	465,778
MVB Financial Corp	7,189	194,534
National Bankshares Inc VA	4,034	119,124
NB Bancorp Inc	30,347	594,498
Nbt Bancorp Inc	33,739	1,398,819
Northeast Bank	5,979	531,414
Northeast Community Bancorp Inc	6,795	143,782
Northfield Bancorp Inc	32,796	352,557
Northrim BanCorp Inc	16,808	412,804
Northwest Bancshares Inc	85,528	1,022,915
Norwood Financial Corp (b)	4,848	138,944
Oak Valley Bancorp	5,407	151,937
OceanFirst Financial Corp	35,787	674,585
Ohio Valley Banc Corp (b)	1,982	76,862
Old National Bancorp/IN (b)	232,998	5,063,047
Old Second Bancorp Inc	36,415	686,423
OP Bancorp (b)	7,322	98,481
Orange County Bancorp Inc	9,440	255,918
Orrstown Financial Services Inc	12,941	462,770
Parke Bancorp Inc	6,191	141,712
Pathfinder Bancorp Inc	616	8,623
Pathward Financial Inc	13,578	976,258
Patriot National Bancorp Inc (c)	57,082	81,627
PB Bankshares Inc (c)	871	18,726
PCB Bancorp	9,878	214,550
Peapack-Gladstone Financial Corp	10,155	274,185
Peoples Bancorp Inc/OH	19,955	591,267
Peoples Bancorp of North Carolina Inc	3,497	114,527
Peoples Financial Services Corp	6,763	329,967
Pinnacle Financial Partners Inc	46,064	4,223,148
Pioneer Bancorp Inc/NY (c)	14,061	187,011
Plumas Bancorp	4,437	192,610
Ponce Financial Group Inc (c)	13,105	208,894
Preferred Bank/Los Angeles CA (b)	7,854	741,496
Primis Financial Corp	16,579	186,182
Princeton Bancorp Inc	4,685	161,117
QCR Holdings Inc	11,814	964,377
RBB Bancorp	9,458	187,363
Red River Bancshares Inc (b)	3,979	278,729
Republic Bancorp Inc/KY Class A	10,431	719,843
Rhinebeck Bancorp Inc (b)(c)	2,274	24,764
Richmond Mutual BanCorp Inc (b)	4,283	58,977
Riverview Bancorp Inc	15,015	79,129
S&T Bancorp Inc	25,641	1,012,307
SB Financial Group Inc	4,710	100,770
Seacoast Banking Corp of Florida	56,860	1,794,502
Shore Bancshares Inc	20,817	363,673
Sierra Bancorp (b)	9,715	301,748
Simmons First National Corp Class A	97,696	1,812,261
Sound Financial Bancorp Inc (b)	1,189	52,685
South Plains Financial Inc	9,363	353,828
Southern Financial Capital Trust III (c)	4,689	238,014
Southern Missouri Bancorp Inc	6,394	359,918
SR Bancorp Inc (b)	3,490	53,711
Stock Yards Bancorp Inc	19,498	1,290,183
Summit State Bank (c)	3,743	40,574
Texas Capital Bancshares Inc (c)	27,814	2,507,988
TFS Financial Corp (b)	175,569	2,501,858
Timberland Bancorp Inc/WA	5,727	195,863
Towne Bank/Portsmouth VA	46,148	1,548,265
TriCo Bancshares	19,668	946,031
TrustCo Bank Corp NY (b)	10,724	451,802
Trustmark Corp	34,732	1,351,075
UMB Financial Corp	45,258	5,027,259
Union Bankshares Inc/Morrisville VT (b)	2,643	61,133
United Bankshares Inc/WV	86,363	3,216,158
United Security Bancshares/Fresno CA	6,518	64,463
Unity Bancorp Inc	6,310	315,689
Univest Financial Corp	23,057	733,213
USCB Financial Holdings Inc	10,838	192,808
Valley National Bancorp (b)	325,292	3,682,305
Virginia National Bankshares Corp	7,542	306,205
WaFd Inc	46,481	1,471,588
Washington Trust Bancorp Inc	15,332	435,429
WesBanco Inc	58,275	1,880,534
West BanCorp Inc (b)	9,854	218,956
Westamerica BanCorp	15,664	751,559
Western New England Bancorp Inc	19,987	244,641
Wintrust Financial Corp	39,492	5,292,718
WSFS Financial Corp	34,138	1,905,242
Zions Bancorp NA	87,778	4,672,423
		217,246,415
Capital Markets - 1.4%
Aether Holdings Inc (b)	6,102	36,002
ALT5 Sigma Corp (b)(c)	82,949	155,115
AlTi Global Inc Class A (b)(c)	86,365	348,915
Armada Acquisition Corp II Class A	15,116	153,579
B Riley Financial Inc (b)(c)	14,932	64,805
Beneficient Class A (b)(c)	8,250	4,923
BGC Group Inc Class A	225,374	1,960,754
Cantor Equity Partners III Inc Class A	8,884	90,528
Capital Southwest Corp	11,251	242,122
Carlyle Group Inc/The	219,226	11,954,394
CARTESIAN GROWTH CORP III Class A	10,319	104,480
Cayson Acquisition Corp (c)	2,715	28,643
CGrowth Capital Inc (b)(c)	53,672	160
ChampionsGate Acquisition Corp Class A	1,058	10,718
CME Group Inc Class A	218,039	61,369,257
Coinbase Global Inc Class A (c)	130,187	35,517,617
Crescent Capital BDC Inc	12,883	184,871
Diamond Hill Investment Group Inc	1,545	182,310
Dominari Holdings Inc (b)	7,209	33,846
EGH Acquisition Corp Class A	9,154	92,455
Fold Holdings Inc Class A (b)(c)	38,353	124,647
Galaxy Digital Inc Class A (b)	104,316	2,773,762
GCM Grosvenor Inc Class A (b)	34,783	381,917
Gemini Space Station Inc Class A (b)	26,259	288,849
Great Elm Group Inc (c)	7,056	18,204
Hamilton Lane Inc Class A	26,434	3,276,098
Hennessy Advisors Inc	5,713	58,101
Heritage Global Inc (c)	31,260	42,201
Horizon Technology Finance Corp	7,992	53,387
Innventure Inc (b)(c)	35,357	203,303
Interactive Brokers Group Inc Class A	267,453	17,389,794
Investcorp Credit Management BDC Inc	16,938	51,661
LPL Financial Holdings Inc	48,385	17,226,995
MarketAxess Holdings Inc	22,598	3,703,586
MarketWise Inc Class A	1,168	18,992
MDB Capital Holdings LLC Class A (c)	951	3,270
Morningstar Inc	25,465	5,471,410
Nasdaq Inc	345,589	31,420,952
New Mountain Finance Corp	53,270	515,121
Newbury Street II Acquisition Corp Class A	10,095	104,786
Northern Trust Corp	116,088	15,246,998
Open Lending Corp (c)	100,205	191,392
Perella Weinberg Partners Class A (b)	39,441	720,193
PhenixFIN Corp	762	31,814
ProCap Acquisition Corp Class A	10,445	106,121
Republic Digital Acquisition Co Class A	7,068	71,528
Robinhood Markets Inc Class A (c)	468,003	60,133,705
Runway Growth Finance Corp	18,253	167,745
SEI Investments Co	73,166	5,916,203
Siddhi Acquisition Corp Class A	3,883	39,723
Siebert Financial Corp (b)(c)	18,579	59,639
Silvercrest Asset Management Group Inc Class A	8,394	115,837
Sizzle Acquisition Corp II Class A	2,600	26,390
StepStone Group Inc Class A	48,570	3,067,681
StoneX Group Inc (b)(c)	31,547	2,858,474
Strive Inc Class A (b)(c)	349,614	391,568
T Rowe Price Group Inc	133,144	13,631,283
Titan Acquisition Corp Class A	5,593	57,216
TPG Inc Class A (b)	86,515	5,111,306
Tradeweb Markets Inc Class A	70,956	7,724,270
Trinity Capital Inc	14,443	213,901
US Global Investors Inc Class A	8,407	20,429
Value Line Inc	6,103	226,482
Victory Capital Holdings Inc Class A	40,876	2,570,692
		314,363,120
Consumer Finance - 0.2%
Atlanticus Holdings Corp (c)	8,548	503,905
Consumer Portfolio Services Inc (b)(c)	12,500	103,375
Credit Acceptance Corp (b)(c)	6,910	3,192,213
Dave Inc Class A (b)(c)	7,302	1,593,735
DeFi Development Corp (b)(c)	13,284	100,958
DeFi Development Corp warrants 1/21/2028 (c)	1,328	5,458
Encore Capital Group Inc (c)	13,491	700,048
EZCORP Inc Class A (b)(c)	38,558	743,398
Figure Technology Solutions Inc Class A (b)	105,617	3,827,560
FirstCash Holdings Inc	27,217	4,311,445
Jefferson Capital Inc (b)	37,876	794,260
Katapult Holdings Inc Class A (c)	1,651	10,235
Lendingtree Inc (c)	8,582	489,431
Medallion Financial Corp (b)	11,337	112,690
Navient Corp	58,999	731,588
NerdWallet Inc Class A (c)	29,046	435,980
Old Market Capital Corp (c)	5,880	30,635
Oportun Financial Corp (c)	20,581	106,404
PRA Group Inc (c)	24,476	396,511
SLM Corp (b)	126,136	3,695,785
SoFi Technologies Inc Class A (b)(c)	723,863	21,513,208
Upstart Holdings Inc (b)(c)	57,812	2,599,228
Vroom Inc	775	16,012
World Acceptance Corp (c)	3,693	571,159
		46,585,221
Financial Services - 0.5%
26 Capital Acquisition Corp Class A (c)(e)	12,701	0
Acacia Research Corp (b)(c)	58,058	217,137
Affirm Holdings Inc Class A (c)	172,448	12,235,186
Agriculture & Natural Solutions Acquisition Corp Class A (c)	28,990	322,949
Aimei Health Technology Co Ltd (c)	6,452	66,714
Alchemy Investments Acquisition Corp 1 Class A (c)	6,412	75,020
Aldel Financial II Inc Class A	9,202	96,437
Alerus Financial Corp	13,800	297,252
AlphaVest Acquisition Corp (b)(c)	6,441	57,003
Archimedes Tech SPAC Partners II Co	7,149	74,064
Artius II Acquisition Inc Class A	1,854	19,041
Beeline Holdings Inc (b)(c)	17,899	36,693
BERTO ACQUISITION CORP	61,147	621,865
Better Home & Finance Holding Co Class A (b)(c)	5,821	281,853
Black Hawk Acquisition Corp (c)	566	6,339
Blue Water Acquisition Corp III Class A	20,964	210,898
Bold Eagle Acquisition Corp Class A	9,063	97,201
Bowen Acquisition Corp (b)(c)(e)	6,276	53,409
Cal Redwood Acquisition Corp Class A	6,652	67,052
Cantaloupe Inc (c)	40,183	428,753
Cantor Equity Partners I Inc Class A	11,995	124,868
Cantor Equity Partners II Inc Class A	11,067	120,077
Cantor Equity Partners Inc Class A (b)(c)	6,092	87,481
Cantor Equity Partners IV Inc	44,269	458,627
Cass Information Systems Inc	9,058	380,436
Centurion Acquisition Corp Class A (c)	6,757	71,624
Chime Financial Inc Class A (b)(c)	207,599	4,386,567
Churchill Capital Corp IX Class A (c)	74,558	792,552
Churchill Capital Corp X Class A	31,926	470,909
Clean Energy Special Situations Corp rights (c)(e)	13,177	0
CO2 Energy Transition Corp	289	2,959
Cohen Circle Acquisition Corp II Class A	28,408	290,330
Columbus Circle Capital Corp I Class A	17,599	178,630
Corner Growth Acquisition Corp 2 Class A (e)	304,250	69,978
Corner Growth Acquisition Corp Class A (c)(e)	54,398	603,818
Crane Inflection Point Acquisition Corp III Class A	27,410	276,567
Currenc Group Inc Class A (b)(c)	39,561	104,837
D Boral ARC Acquisition I Corp	30,698	307,901
Digital Asset Acquisition Corp Class A	4,297	43,572
DP Cap Acquisition Corp I Class A (b)(e)	654,800	168,807
Drugs Made In America Acquisition Corp	45,648	471,544
Dune Acquisition Corp II Class A	2,055	20,879
Dynamix Corp Class A	15,070	154,468
Enact Holdings Inc	91,706	3,549,939
ESH Acquisition Corp Class A (c)	2,098	23,917
Euronet Worldwide Inc (b)(c)	24,958	1,849,138
Fact II Acquisition Corp Class A	4,449	46,047
FG Merger II Corp	1,050	10,521
FIGX Capital Acquisition Corp	4,897	49,411
Fiserv Inc (c)	328,726	20,206,787
Flywire Corp (c)	76,467	1,069,773
Future Health ESG Corp warrants 12/31/2028 (c)(e)	3,358	0
Gores Holdings X Inc Class A	17,677	182,073
GP-Act III Acquisition Corp (c)	3,014	32,099
Hennessy Capital Investment Corp VII	29,309	304,227
Horizon Space Acquisition I Corp (c)	8,481	106,097
IB Acquisition Corp (c)	4,603	48,101
Inflection Point Acquisition Corp IV Class A (c)	71,407	766,911
International Money Express Inc (c)	23,444	357,287
Jack Henry & Associates Inc (b)	43,916	7,662,464
K&F Growth Acquisition Corp II Class A	76,592	788,132
Keen Vision Acquisition Corp (c)	11,179	130,012
Kochav Defense Acquisition Corp	6,235	63,223
Lakeshore Acquisition III Corp	2,525	25,604
Launch One Acquisition Corp Class A (c)	1,896	19,946
Launch Two Acquisition Corp Class A (c)	2,374	24,832
Lightwave Acquisition Corp Class A	5,675	57,232
Live Oak Acquisition Corp V Class A	49,138	503,665
M3-Brigade Acquisition V Corp Class A (c)	59,507	630,179
Marqeta Inc Class A (b)(c)	246,041	1,178,536
Melar Acquisition Corp I Class A (c)	20,514	217,038
Merchants Bancorp/IN	29,285	957,327
Mountain Lake Acquisition Corp Class A	992	10,287
New Providence Acquisition Corp III Class A (c)	4,246	43,522
NewtekOne Inc (b)	14,179	151,432
NMI Holdings Inc (c)	48,600	1,854,090
NMP Acquisition Corp	36,838	369,485
Oaktree Acquisition Corp III Class A	15,243	160,966
Oyster Enterprises II Acquisition Corp Class A	14,458	146,026
Payoneer Global Inc (c)	216,228	1,249,798
PayPal Holdings Inc	575,919	36,104,362
Paysign Inc (c)	29,146	151,851
Perimeter Acquisition Corp I Class A	4,902	50,393
Pioneer Acquisition I Corp	6,600	66,858
Plum Acquisition Corp IV Class A	16,125	167,539
Priority Technology Holdings Inc (c)	54,337	317,871
Quartzsea Acquisition Corp	3,049	30,917
Quetta Acquisition Corp (c)	5,515	60,941
Range Capital Acquisition Corp	2,691	28,040
Real Asset Acquisition Corp Class A	2,356	24,125
Relativity Acquisition Corp Class A (c)(e)	3,558	0
Remitly Global Inc (c)	126,777	1,717,194
Renatus Tactical Acquisition Corp I Class A	14,195	152,028
Repay Holdings Corp Class A (c)	58,595	194,535
Roman DBDR Acquisition Corp II Class A	5,218	54,632
Ryvyl Inc (b)(c)	2,614	966
Security National Financial Corp Class A	8,999	77,751
Sezzle Inc (b)(c)	20,558	1,269,457
Silver Pegasus Acquisition Corp	19,234	193,494
SIM Acquisition Corp I Class A (c)	8,104	85,497
Solarius Capital Acquisition Corp Class A	39,103	395,722
Spark I Acquisition Corp Class A (c)	5,593	62,306
Stellar V Capital Corp	2,051	21,187
Sui Group Holdings Ltd (c)	52,855	105,710
SWK Holdings Corp	7,169	121,730
Texas Ventures Acquisition III Corp Class A	2,400	25,632
Thayer Ventures Acquisition Corp II Class A	7,630	77,063
Trailblazer Merger Corp I (c)	2,653	30,961
Translational Development Acquisition Corp Class A	16,554	173,155
Usio Inc (c)	12,705	18,168
UY Scuti Acquisition Corp	1,031	10,527
Vendome Acquisition Corp I Class A	27,648	277,862
Vine Hill Capital Investment Corp Class A (c)	6,219	66,605
Waterstone Financial Inc	16,815	263,323
Wen Acquisition Corp Class A	15,375	155,518
Willow Lane Acquisition Corp Class A	22,894	274,728
XBP Global Holdings Inc Class A (b)(c)	15,476	10,767
Yorkville Acquisition Corp Class A	12,458	126,200
		112,664,036
Insurance - 0.4%
Abacus Global Management Inc Class A (b)(c)	63,219	419,142
American Coastal Insurance Corp	28,157	336,476
Amerisafe Inc	10,926	445,781
Arch Capital Group Ltd (c)	225,786	21,205,821
Atlantic American Corp	8,809	21,494
Baldwin Insurance Group Inc/The Class A (b)(c)	45,194	1,288,481
Brighthouse Financial Inc (c)	34,190	2,241,155
Cincinnati Financial Corp	94,378	15,816,809
Donegal Group Inc Class A	26,630	536,062
eHealth Inc (c)	12,834	52,363
Erie Indemnity Co Class A (b)	28,086	8,299,132
FG Nexus Inc (b)(c)	15,799	50,241
FG Nexus Inc rights (c)(e)	21	114
GoHealth Inc Class A (c)	5,831	17,492
Goosehead Insurance Inc Class A	16,227	1,161,042
Greenlight Capital Re Ltd Class A (c)	19,842	262,113
Health In Tech Inc Class A (b)(c)	33,627	51,113
Investors Title Co (b)	1,170	326,325
James River Group Holdings Inc	32,971	194,199
Kingstone Cos Inc	6,608	100,574
NI Holdings Inc (c)	13,538	183,846
Palomar Hldgs Inc (c)	16,489	2,048,099
Presurance Holdings Inc (c)	3,312	3,294
Principal Financial Group Inc	132,646	11,251,034
Root Inc/OH Class A (b)(c)	8,393	678,910
Safety Insurance Group Inc	8,859	673,461
Selective Insurance Group Inc	36,805	2,891,401
Skyward Specialty Insurance Group Inc (c)	26,024	1,274,135
Slide Insurance Holdings Inc (b)(c)	73,587	1,242,884
Tiptree Inc Class A	21,902	411,320
Trupanion Inc (b)(c)	26,408	931,938
TWFG Inc Class A (b)(c)	9,197	261,287
United Fire Group Inc	14,135	516,634
Willis Towers Watson PLC	59,097	18,970,137
		94,164,309
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Adamas Trust Inc	39,151	298,331
AGNC Investment Corp (b)	565,322	5,930,228
Manhattan Bridge Capital Inc	9,852	46,107
Seven Hills Realty Trust	15,126	132,504
Seven Hills Realty Trust rights 12/4/2025 (c)	15,126	423
Sunrise Realty Trust Inc	9,302	93,485
		6,501,078
TOTAL FINANCIALS		791,524,179

Health Care - 5.5%
Biotechnology - 3.3%
4D Molecular Therapeutics Inc (b)(c)	29,410	342,921
Abeona Therapeutics Inc (b)(c)	43,304	219,551
Abpro Holdings Inc Class A (b)(c)	894	5,981
Absci Corp (b)(c)	99,008	313,855
ABVC BioPharma Inc (c)	6,128	16,484
ACADIA Pharmaceuticals Inc (c)	101,549	2,542,787
Achieve Life Sciences Inc (b)(c)	37,770	183,940
Acrivon Therapeutics Inc (c)	18,053	42,605
Actuate Therapeutics Inc (b)(c)	15,885	121,203
Acumen Pharmaceuticals Inc (c)	64,344	120,967
Acurx Pharmaceuticals Inc (c)	146	566
Adamas Pharmaceuticals Inc rights (c)(e)	26,195	262
Adamas Pharmaceuticals Inc rights (c)(e)	26,195	0
Adicet Bio Inc (c)	77,437	50,195
ADMA Biologics Inc (c)	145,231	2,785,531
Adverum Biotechnologies Inc (b)(c)	11,897	49,016
Agenus Inc (b)(c)	22,604	103,074
Agios Pharmaceuticals Inc (c)	36,014	1,051,609
Akebia Therapeutics Inc (c)	163,436	258,229
Akero Therapeutics Inc (c)	48,695	2,647,060
Akouos Inc (b)(c)(e)	22,594	4,293
Alaunos Therapeutics Inc (c)	1,117	3,731
Albireo Pharma Inc rights (c)(e)	10,788	0
Aldeyra Therapeutics Inc (c)	35,040	192,019
Alector Inc (c)	61,781	82,169
Aligos Therapeutics Inc Class A (b)(c)	1,879	18,001
Alkermes PLC (b)(c)	99,481	2,942,648
Allogene Therapeutics Inc (b)(c)	167,572	244,655
Alnylam Pharmaceuticals Inc (b)(c)	79,222	35,747,344
Altimmune Inc (b)(c)	65,523	344,651
ALX Oncology Holdings Inc (c)	5,196	7,119
Amgen Inc	325,564	112,469,340
Amicus Therapeutics Inc (c)	184,369	1,830,784
AnaptysBio Inc (b)(c)	16,261	677,271
Anavex Life Sciences Corp (b)(c)	53,539	205,054
Anika Therapeutics Inc (c)	10,926	107,949
Anixa Biosciences Inc (c)	24,102	110,628
Annexon Inc (c)	80,575	362,588
Apellis Pharmaceuticals Inc (c)	77,984	1,661,059
Apogee Therapeutics Inc (c)	27,560	1,983,493
Applied Therapeutics Inc (c)	105,826	27,515
Arbutus Biopharma Corp (b)(c)	119,415	526,620
Arcellx Inc (c)	34,281	2,492,572
Arcturus Therapeutics Holdings Inc (b)(c)	17,582	119,382
Arcutis Biotherapeutics Inc (c)	72,602	2,225,251
Ardelyx Inc (c)	138,338	802,360
ArriVent Biopharma Inc (c)	29,479	676,248
Arrowhead Pharmaceuticals Inc (c)	84,127	4,433,493
ARS Pharmaceuticals Inc (b)(c)	56,776	541,643
Assembly Biosciences Inc (c)	5,636	212,984
Astria Therapeutics Inc (b)(c)	32,677	413,364
Atara Biotherapeutics Inc (c)	2,678	40,438
Atossa Therapeutics Inc (b)(c)	63,171	49,115
aTyr Pharma Inc (b)(c)	66,669	52,035
Aura Biosciences Inc (b)(c)	34,867	230,122
Avalo Therapeutics Inc (c)	12,867	244,473
Avidity Biosciences Inc (c)	89,983	6,451,781
Avita Medical Inc (b)(c)	5,887	21,782
Beam Therapeutics Inc (c)	59,636	1,510,580
BeOne Medicines Ltd ADR (b)(c)	20,476	6,974,330
Beyondspring Inc (b)(c)	23,601	50,034
Bicara Therapeutics Inc (b)(c)	34,774	645,405
bioAffinity Technologies Inc (c)	601	902
BioAtla Inc (b)(c)	8,259	7,466
BioCardia Inc (c)	964	1,388
BioCryst Pharmaceuticals Inc (c)	122,507	879,600
Biogen Inc (c)	86,543	15,758,615
BioMarin Pharmaceutical Inc (c)	110,110	6,158,452
Biomea Fusion Inc (b)(c)	18,130	19,762
BioRestorative Therapies Inc (c)	3,862	4,171
BioVie Inc (c)	230	345
Black Diamond Therapeutics Inc (c)	32,498	124,142
Bolt Biotherapeutics Inc (c)	143	726
Bridgebio Pharma Inc (b)(c)	115,291	8,302,105
C4 Therapeutics Inc (b)(c)	61,523	166,727
Cabaletta Bio Inc (b)(c)	67,179	172,650
CAMP4 Therapeutics Corp (b)(c)	4,486	17,047
Candel Therapeutics Inc (b)(c)	27,738	132,310
Capricor Therapeutics Inc (b)(c)	27,146	145,231
Cardiff Oncology Inc (b)(c)	34,646	78,993
Cardio Diagnostics Holdings Inc (b)(c)	398	1,146
CareDx Inc (b)(c)	31,991	571,679
Caribou Biosciences Inc (c)	72,686	141,011
Caris Life Sciences Inc (b)(c)	170,866	4,362,209
Carisma Therapeutics Inc rights (c)(e)	92,579	0
Cartesian Therapeutics Inc (b)(c)	15,039	112,642
Cartesian Therapeutics Inc rights (b)(c)(e)	116,771	33,864
CASI Pharmaceuticals Holdings Inc (b)(c)	18,808	19,184
Catalyst Pharmaceuticals Inc (c)	72,608	1,699,753
Celcuity Inc (c)	26,404	2,670,501
Celldex Therapeutics Inc (c)	41,029	1,108,604
Cellectar Biosciences Inc (c)	200	706
Celularity Inc Class A (c)	8,438	16,623
Centessa Pharmaceuticals PLC ADR (c)	60,171	1,746,764
Century Therapeutics Inc (c)	15,341	8,365
CervoMed Inc (b)(c)	4,911	48,815
CG oncology Inc (b)(c)	47,160	2,114,654
Chinook Therapeutics Inc rights (c)(e)	11,497	0
Cibus Inc Class A (b)(c)	12,151	16,525
Cidara Therapeutics Inc (c)	15,458	3,398,905
Citius Oncology Inc Class A (c)	57,297	78,497
Clene Inc (c)	4,823	49,966
Climb Bio Inc (c)	30,627	57,885
Coeptis Therapeutics Holdings Inc (b)(c)	1,228	23,000
Cogent Biosciences Inc (c)	87,236	3,508,632
Coherus Oncology Inc (b)(c)	91,739	124,765
Compass Therapeutics Inc (c)	109,310	633,998
Concert Pharmaceuticals Inc rights (c)(e)	24,247	0
Corbus Pharmaceuticals Holdings Inc (c)	6,289	72,575
Corvus Pharmaceuticals Inc (b)(c)	47,656	437,006
COSCIENS Biopharma Inc warrants 5/24/2029 (b)(c)	434	932
Coya Therapeutics Inc (c)	7,996	52,054
Crescent Biopharma Inc (c)	11,976	180,239
Cue Biopharma Inc (c)	29,250	18,428
Cullinan Therapeutics Inc (c)	39,408	448,069
Curis Inc (c)	2,839	3,889
Cypherpunk Technologies Inc (c)	16,182	24,758
Cytokinetics Inc (b)(c)	72,762	4,957,275
CytomX Therapeutics Inc (c)	99,375	425,325
Day One Biopharmaceuticals Inc (c)	68,406	649,173
Denali Therapeutics Inc (b)(c)	87,276	1,699,264
Design Therapeutics Inc (c)	38,942	365,665
DiaMedica Therapeutics Inc (b)(c)	37,032	319,586
Dianthus Therapeutics Inc (c)	24,884	1,094,399
Dianthus Therapeutics Inc rights (c)(e)	44,600	0
Disc Medicine Inc (c)	20,934	1,954,398
Dogwood Therapeutics Inc (b)(c)	880	5,764
Dogwood Therapeutics Inc (CVR) (b)(c)(e)	880	0
Dyadic International Inc (c)	48,866	46,271
Dynavax Technologies Corp (c)	71,306	810,749
Dyne Therapeutics Inc (c)	87,468	1,915,549
Edesa Biotech Inc (c)	1,335	2,323
Editas Medicine Inc (c)	66,134	159,383
Eledon Pharmaceuticals Inc (c)	34,828	56,770
Elicio Therapeutics Inc (b)(c)	14,357	134,382
Elutia Inc (b)(c)	14,760	9,033
Enanta Pharmaceuticals Inc (c)	21,463	303,058
Entrada Therapeutics Inc (c)	20,831	213,934
Equillium Inc (c)	9,425	8,505
Erasca Inc (b)(c)	200,715	636,267
Estrella Immunopharma Inc (c)	1,582	3,338
Ethzilla Corp (b)(c)	10,827	115,632
Exact Sciences Corp (c)	114,699	11,617,862
Exagen Inc (c)	11,992	94,737
Exelixis Inc (c)	162,658	7,184,604
Exicure Inc (c)	2,912	12,172
eXoZymes Inc (c)	1,997	31,692
Fate Therapeutics Inc (c)	112,766	128,553
Fibrobiologics Inc (c)	21,996	6,027
FibroGen Inc (c)	1,991	17,521
Foghorn Therapeutics Inc (c)	28,479	135,275
Forte Biosciences Inc (c)	5,749	106,701
Fortress Biotech Inc (b)(c)	5,930	16,723
Gain Therapeutics Inc (c)	10,062	35,217
Galectin Therapeutics Inc (b)(c)	45,615	261,374
Genelux Corp (b)(c)	19,561	108,759
Generation Bio CO (c)	255	1,359
Geron Corp (c)	380,562	449,063
Gilead Sciences Inc	750,298	94,417,501
Gossamer Bio Inc (c)	149,688	499,958
GRAIL Inc (b)(c)	21,604	2,384,866
Greenwich Lifesciences Inc (b)(c)	349	3,047
Gyre Therapeutics Inc (b)(c)	60,238	466,845
Gyre Therapeutics Inc rights (c)(e)	25,124	0
Halozyme Therapeutics Inc (b)(c)	70,346	5,022,704
HCW Biologics Inc (c)	412	873
Heron Therapeutics Inc (b)(c)	88,334	102,467
Humacyte Inc Class A (b)(c)	101,891	137,553
Ideaya Biosciences Inc (c)	53,678	1,912,010
Immix Biopharma Inc (b)(c)	13,727	58,340
ImmuCell Corp (c)	2,008	9,719
Immuneering Corp (b)(c)	41,005	314,098
Immunic Inc (b)(c)	39,039	27,792
ImmunityBio Inc (b)(c)	581,471	1,372,272
Immunome Inc (b)(c)	57,352	1,056,424
Immunovant Inc (b)(c)	107,301	2,591,319
Imunon Inc	163	672
IN8bio Inc (c)	567	1,123
Incyte Corp (c)	117,947	12,320,744
Inhibikase Therapeutics Inc (c)	30,268	46,007
Inhibrx Biosciences Inc (c)	9,572	805,197
Inmune Bio Inc (b)(c)	10,829	18,842
Inovio Pharmaceuticals Inc (b)(c)	55,541	114,414
Insight Molecular Diagnostics Inc (c)	10,615	65,176
Insmed Inc (c)	128,004	26,595,391
Instil Bio Inc (b)(c)	3,216	41,036
Intellia Therapeutics Inc (b)(c)	66,497	597,808
Intensity Therapeutics Inc (b)(c)	6,917	2,762
Invivyd Inc (c)	138,685	337,005
Ionis Pharmaceuticals Inc (c)	96,289	7,965,989
Iovance Biotherapeutics Inc (b)(c)	230,327	568,908
Ironwood Pharmaceuticals Inc Class A (c)	118,626	415,191
Jade Biosciences Inc	22,870	293,193
Janux Therapeutics Inc (b)(c)	37,146	1,266,307
Jasper Therapeutics Inc Class A (c)	9,659	17,773
KALA BIO Inc (b)(c)	6,428	6,210
Kalaris Therapeutics Inc (b)(c)	16,829	105,013
KalVista Pharmaceuticals Inc (b)(c)	35,585	514,915
Karyopharm Therapeutics Inc (c)	3,456	19,423
Keros Therapeutics Inc (c)	26,063	455,581
Kezar Life Sciences Inc (b)(c)	1,617	10,025
Kineta Inc rights (c)(e)	39,785	0
Kiniksa Pharmaceuticals International Plc Class A (c)	27,410	1,165,473
Kinnate Biopharma Inc rights (c)(e)	26,452	0
Klotho Neurosciences Inc (c)	17,483	8,308
Kodiak Sciences Inc (c)	32,550	747,999
Korro Bio Inc (c)	5,419	30,888
Korro Bio Inc rights (b)(c)(e)	14,063	0
Krystal Biotech Inc (b)(c)	17,670	3,852,060
Kura Oncology Inc (c)	59,708	724,855
Kymera Therapeutics Inc (b)(c)	43,471	2,950,811
Kyverna Therapeutics Inc (c)	33,977	260,604
Lantern Pharma Inc (b)(c)	6,838	24,754
Larimar Therapeutics Inc (b)(c)	62,068	219,721
Legend Biotech Corp ADR (c)	50,311	1,394,118
Lexeo Therapeutics Inc (b)(c)	34,431	339,490
Liminatus Pharma Inc (b)	16,770	17,441
Lisata Therapeutics Inc (c)	2,010	4,221
Lite Strategy Inc (c)	2,308	4,362
Lixte Biotechnology Holdings Inc (c)	775	3,309
Longeveron Inc (b)(c)	2,931	1,945
Lumos Pharma Inc rights (b)(c)(e)	8,658	0
Lunai Bioworks Inc (b)(c)	9,258	10,924
Lyell Immunopharma Inc (c)	3,820	91,680
MacroGenics Inc (c)	26,696	40,845
Madrigal Pharmaceuticals Inc (b)(c)	13,473	8,043,112
MannKind Corp (b)(c)	192,938	1,032,218
Marker Therapeutics Inc (c)	5,272	6,537
MediciNova Inc (b)(c)	25,966	37,651
MediPacific Inc Class A rights (c)(e)	30,249	0
MeiraGTx Holdings plc (c)	48,098	399,213
Mersana Therapeutics Inc (c)	1,491	40,898
Metagenomi Inc (c)	21,951	38,414
MetaVia Inc (b)(c)	4,751	3,696
MetaVia Inc rights (c)(e)	612	0
MiMedx Group Inc (c)	97,229	668,936
Mineralys Therapeutics Inc (c)	47,336	2,041,128
Minerva Neurosciences Inc (b)(c)	5,184	21,669
MiNK Therapeutics Inc (b)(c)	1,902	20,047
Mirum Pharmaceuticals Inc (b)(c)	30,516	2,229,194
Moderna Inc (c)	234,575	6,094,259
Monopar Therapeutics Inc (b)(c)	4,095	352,907
Monte Rosa Therapeutics Inc (c)	34,919	564,640
MoonLake Immunotherapeutics Class A (b)(c)	39,808	546,564
Mural Oncology PLC (c)	1,308	2,655
Myriad Genetics Inc (c)	53,690	409,655
Natera Inc (c)	83,130	19,852,275
NeuBase Therapeutics Inc (c)(e)	985	233
Neurocrine Biosciences Inc (c)	59,602	9,069,040
Neurogene Inc (b)(c)	7,841	165,288
Neurogene Inc rights (b)(c)(e)	4,505	0
NextCure Inc (c)	745	10,497
Nkarta Inc (c)	75,049	141,843
Novavax Inc (b)(c)	97,944	690,505
Nurix Therapeutics Inc (c)	51,218	905,534
Nuvalent Inc Class A (c)	41,359	4,522,607
Nuvectis Pharma Inc (b)(c)	10,226	63,810
Ocugen Inc (b)(c)	183,068	227,004
Olema Pharmaceuticals Inc (b)(c)	46,546	1,318,183
OmniAb Operations Inc (c)(e)	3,424	1,370
OmniAb Operations Inc (c)(e)	3,424	1,095
Oncternal Therapeutics Inc rights (b)(c)(e)	4,319	0
OnKure Therapeutics Inc Class A (c)	1,087	3,272
Opus Genetics Inc (b)(c)	29,775	63,421
Organogenesis Holdings Inc Class A (b)(c)	83,473	432,390
ORIC Pharmaceuticals Inc (b)(c)	58,568	695,788
Oruka Therapeutics Inc (b)(c)	22,041	663,434
OSR Holdings Inc (b)(c)	4,318	3,214
Outlook Therapeutics Inc (b)(c)	7,574	13,557
Ovid therapeutics Inc (c)	31,199	55,534
Pacira Therapeutic Inc rights (c)(e)	69,500	0
Palisade Bio Inc (c)	89,915	189,721
Palisade Bio Inc rights (c)(e)	29,628	0
Palvella Therapeutics Inc (b)(c)	7,742	795,800
Palvella Therapeutics Inc rights (c)(e)	282	0
Passage Bio Inc (c)	623	5,501
PDS Biotechnology Corp (b)(c)	15,312	11,806
PepGen Inc (b)(c)	22,676	146,033
PharmaCyte Biotech Inc (b)(c)	26,211	20,337
Pluri Inc (c)	2,751	10,179
PMV Pharmaceuticals Inc (c)	12,039	15,891
Praxis Precision Medicines Inc (b)(c)	12,917	2,537,674
Precigen Inc (b)(c)	189,243	724,801
Precision BioSciences Inc (c)	2,657	14,454
Prelude Therapeutics Inc (c)	20,595	34,600
Prime Medicine Inc (b)(c)	113,377	433,100
ProKidney Corp Class A (b)(c)	86,948	193,025
Protagenic Therapeutics Inc (b)(c)	1,256	2,675
Protagonist Therapeutics Inc (b)(c)	38,248	3,442,320
Protara Therapeutics Inc (b)(c)	27,950	206,271
PTC Therapeutics Inc (c)	48,058	4,132,507
Puma Biotechnology Inc (c)	28,173	142,274
PureTech Health PLC ADR (b)(c)	770	13,059
Pyxis Oncology Inc (b)(c)	30,129	156,370
Q32 Bio Inc (b)(c)	6,497	14,229
Q32 Bio Inc rights (b)(c)(e)	29,351	0
Quince Therapeutics Inc (c)	25,340	92,491
Radius Health Inc (c)(e)	26,855	0
Rallybio Corp (c)	24,028	15,645
RAPT Therapeutics Inc (b)(c)	11,785	398,333
Recursion Pharmaceuticals Inc Class A (b)(c)	232,977	1,078,684
Regeneron Pharmaceuticals Inc	63,067	49,204,244
Regeneron Pharmaceuticals Inc rights (c)(e)	16,049	0
REGENXBIO Inc (b)(c)	34,188	457,777
Rein Therapeutics Inc (c)	8,122	12,752
Relay Therapeutics Inc (b)(c)	114,286	905,145
RenovoRx Inc (c)	7,791	7,147
Replimune Group Inc (b)(c)	46,288	462,880
Revolution Medicines Inc (b)(c)	112,524	8,749,866
Rezolute Inc (b)(c)	60,127	584,434
Rhythm Pharmaceuticals Inc (c)	40,455	4,413,236
Rigel Pharmaceuticals Inc (c)	10,673	538,880
Rocket Pharmaceuticals Inc (b)(c)	80,235	274,404
Roivant Sciences Ltd (c)	412,865	8,591,721
SAB Biotherapeutics Inc (b)(c)	4,937	19,501
Sagimet Biosciences Inc Class A (b)(c)	16,663	120,307
Sana Biotechnology Inc (c)	149,827	644,256
Sangamo Therapeutics Inc (c)	122,707	56,568
Sarepta Therapeutics Inc (b)(c)	60,372	1,288,338
Savara Inc (b)(c)	119,533	751,863
Scholar Rock Holding Corp (b)(c)	59,223	2,609,365
SELLAS Life Sciences Group Inc (b)(c)	94,067	152,389
Sensei Biotherapeutics Inc (b)(c)	123	1,043
Senti Biosciences Inc Class A (b)(c)	24,798	55,300
Sera Prognostics Inc Class A (b)(c)	23,191	77,226
Seres Therapeutics Inc (c)	4,488	80,739
Shattuck Labs Inc (b)(c)	25,719	54,010
Shuttle Pharmaceuticals Holdings Inc (b)(c)	264	378
Sigilon Therapeutics Inc rights (c)(e)	1,064	9,342
Sionna Therapeutics Inc (c)	27,764	1,209,677
Skye Bioscience Inc (b)(c)	18,888	24,743
Soleno Therapeutics Inc (b)(c)	32,485	1,638,868
Solid Biosciences Inc (b)(c)	53,664	291,396
Spectrum Pharmaceuticals Inc rights (c)(e)	111,379	0
Spero Therapeutics Inc (b)(c)	19,478	46,747
Spruce Biosciences Inc (b)(c)	817	81,700
Spyre Therapeutics Inc (b)(c)	38,863	1,165,890
Spyre Therapeutics Inc rights (c)(e)	34,317	0
Stoke Therapeutics Inc (c)	34,272	1,059,348
Summit Therapeutics Inc (b)(c)	450,401	8,057,674
Surface Oncology Inc rights (c)(e)	23,135	0
Surrozen Inc Class A (c)	2,766	45,860
Sutro Biopharma Inc (c)	22,583	20,763
Syndax Pharmaceuticals Inc (c)	55,527	1,100,545
Synlogic Inc (c)	9,047	13,209
Tango Therapeutics Inc (b)(c)	71,048	775,134
Taysha Gene Therapies Inc (c)	168,824	800,226
Tectonic Therapeutic Inc (b)(c)	12,644	271,087
Tectonic Therapeutic Inc rights (c)(e)	2,331	0
Tenax Therapeutics Inc (c)	364	3,433
Tenaya Therapeutics Inc (b)(c)	120,429	168,601
Tevogen Bio Holdings Inc Class A (b)(c)	102,012	45,008
TG Therapeutics Inc (b)(c)	95,792	3,186,042
Tobira Therapeutics Inc rights (b)(c)(e)	6,103	0
Tonix Pharmaceuticals Holding Corp (b)(c)	4,654	74,324
Travere Therapeutics Inc (c)	54,861	1,942,628
TriSalus Life Sciences Inc Class A (b)(c)	19,236	132,151
TScan Therapeutics Inc (c)	28,767	31,931
Twist Bioscience Corp (b)(c)	36,222	1,159,466
Tyra Biosciences Inc (c)	36,311	819,176
Ultragenyx Pharmaceutical Inc (c)	58,689	2,039,443
Unicycive Therapeutics Inc (c)	4,235	27,400
United Therapeutics Corp (c)	27,267	13,251,762
United Therapeutics Corp rights (c)(e)	19,958	0
Upstream Bio Inc (b)(c)	35,347	1,010,924
UroGen Pharma Ltd (b)(c)	30,686	884,064
Vanda Pharmaceuticals Inc (c)	35,207	188,710
Vaxcyte Inc (b)(c)	78,585	3,898,602
Vera Therapeutics Inc Class A (c)	38,998	1,316,183
Veracyte Inc (c)	48,005	2,272,557
Verastem Inc (c)	35,945	382,455
Vericel Corp (b)(c)	31,127	1,252,862
Vertex Pharmaceuticals Inc (c)	155,071	67,240,337
Viking Therapeutics Inc (b)(c)	69,565	2,560,688
Vir Biotechnology Inc (c)	68,345	438,775
Viridian Therapeutics Inc (c)	55,164	1,763,042
Viridian Therapeutics Inc rights (c)(e)	30,380	0
Vistagen Therapeutics Inc (c)	12,189	59,726
Vor BioPharma Inc (b)(c)	3,414	28,439
Voyager Therapeutics Inc (c)	29,804	121,898
vTv Therapeutics Inc Class A (b)(c)	2,524	67,189
Werewolf Therapeutics Inc (c)	12,833	12,833
Whitehawk Therapeutics Inc (c)	50,223	117,522
X4 Pharmaceuticals Inc (c)	3,145	11,448
XBiotech Inc (c)	16,960	38,499
Xencor Inc (c)	46,388	803,440
Xenetic Biosciences Inc (c)	2,070	5,444
XenoTherapeutics Inc rights (c)(e)	23,840	0
Xilio Therapeutics Inc (b)(c)	14,316	10,801
XOMA Royalty Corp (b)(c)	7,289	234,196
XOMA Royalty Corp rights (c)(e)	14,170	0
Zenas Biopharma Inc (b)(c)	33,946	1,318,123
Zentalis Pharmaceuticals Inc (c)	28,455	40,691
Zymeworks Inc (c)	50,144	1,339,346
		748,606,621
Health Care Equipment & Supplies - 1.2%
ABIOMED Inc (c)(e)	25,491	58,884
Accuray Inc Del (c)	54,348	58,696
Adagio Medical Holdings Inc (b)(c)	5,436	4,360
Align Technology Inc (c)	43,719	6,435,000
Alphatec Holdings Inc (c)	87,453	1,972,065
AngioDynamics Inc (c)	29,957	371,467
Anteris Technologies Global Corp (b)	18,114	74,267
Apyx Medical Corp (c)	20,572	82,494
AtriCure Inc (c)	31,967	1,154,648
Axogen Inc (c)	26,492	758,996
Beta Bionics Inc	28,103	880,748
Beyond Air Inc (b)(c)	1,698	2,292
Bioventus Inc (c)	38,170	289,710
CapsoVision Inc (b)	24,900	139,191
Carlsmed Inc (b)	13,171	214,424
Ceribell Inc (c)	23,636	401,103
Cerus Corp (c)	113,607	199,948
Check Cap Ltd (b)(c)	2,932	5,483
ClearPoint Neuro Inc (b)(c)	17,931	259,282
Co-Diagnostics Inc (c)	1,180	436
Cooper Cos Inc/The (c)	120,740	9,409,268
CVRx Inc (c)	13,287	130,345
CytoSorbents Corp (b)(c)	32,102	26,041
CytoSorbents Corp A warrants 12/31/2029 (c)(e)	13,754	0
Delcath Systems Inc (b)(c)	20,799	201,750
DENTSPLY SIRONA Inc	94,018	1,066,164
Dexcom Inc (c)	237,126	15,050,387
ElectroCore Inc (b)(c)	10,837	54,727
Embecta Corp	34,467	439,627
Envoy Medical Inc Class A (b)(c)	14,692	12,330
enVVeno Medical Corp (b)(c)	20,487	7,857
Femasys Inc (b)(c)	18,182	18,364
FONAR Corp (c)	3,366	47,225
Fractyl Health Inc (c)	104,682	164,351
GE HealthCare Technologies Inc	276,191	22,092,518
HeartBeam inc (b)(c)	16,484	12,693
Hologic Inc (c)	135,651	10,169,755
Hyperfine Inc Class A (c)	11,927	12,762
ICU Medical Inc (c)	14,973	2,222,592
IDEXX Laboratories Inc (c)	48,384	36,427,346
Inmode Ltd (c)	42,504	605,682
Inogen Inc (c)	24,077	170,465
Insulet Corp (c)	42,522	13,912,773
Integra LifeSciences Holdings Corp (b)(c)	47,897	628,409
Intuitive Surgical Inc (c)	216,873	124,372,328
iRadimed Corp	8,019	747,531
iRhythm Technologies Inc (c)	19,537	3,673,151
IRIDEX Corp (c)	14,777	14,328
Kestra Medical Technologies Ltd (b)	33,361	900,080
Kewaunee Scientific Corp (c)	1,782	68,518
KORU Medical Systems Inc (c)	31,356	185,628
Lantheus Holdings Inc (c)	41,642	2,451,465
LeMaitre Vascular Inc	13,279	1,101,493
LENSAR Inc (c)	8,155	83,018
LivaNova PLC (c)	34,118	2,177,070
Lucid Diagnostics Inc (b)(c)	49,472	52,440
Masimo Corp (b)(c)	33,150	4,721,555
Merit Medical Systems Inc (c)	35,620	3,084,336
Microbot Medical Inc (b)(c)	32,181	77,878
Modular Medical Inc (b)(c)	25,759	10,157
Neogen Corp (c)	147,561	882,415
Neovasc Inc rights (c)(e)	854	0
Neuronetics Inc (c)	45,586	67,923
NeuroOne Medical Technologies Corp (c)	29,832	20,727
NeuroPace Inc (c)	18,824	307,961
Nexalin Technology Inc (c)	3,846	4,154
Nexgel Inc (c)	546	982
Novocure Ltd (c)	65,805	842,962
Omnicell Inc (c)	29,176	1,065,216
OraSure Technologies Inc (c)	67,597	160,881
Orchestra BioMed Holdings Inc (c)	49,166	261,563
Orthofix Medical Inc (c)	25,928	417,182
OrthoPediatrics Corp (c)	15,250	281,973
Outset Medical Inc (b)(c)	12,516	57,073
Pro-Dex Inc (b)(c)	3,425	124,807
PROCEPT BioRobotics Corp (b)(c)	35,288	1,117,924
Profusa Inc (c)	15,901	2,692
Pulmonx Corp (b)(c)	24,714	40,037
Pulse Biosciences Inc (b)(c)	40,448	553,733
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	4,012	12,962
QuidelOrtho Corp (c)	43,557	1,191,284
Rockwell Medical Inc (c)	17,380	17,298
RxSight Inc (c)	21,974	250,943
Sanara Medtech Inc (b)(c)	5,177	108,303
SANUWAVE Health Inc (b)(c)	5,459	185,169
SeaStar Medical Holding Corp Class A (b)(c)	4,470	1,414
Semler Scientific Inc (b)(c)	7,707	167,396
Sensus Healthcare Inc (c)	10,687	44,779
Sharps Technology Inc (b)(c)	18,338	59,232
SI-BONE Inc (b)(c)	26,815	521,820
Sight Sciences Inc (c)	19,680	164,525
Spectral AI Inc Class A (b)(c)	10,463	16,845
SS Innovations International Inc (b)(c)	30,049	202,230
STAAR Surgical Co (c)	31,057	824,253
Strata Skin Sciences Inc (b)(c)	1,744	2,616
Streamex Corp (b)(c)	17,439	78,476
Tactile Systems Technology Inc (c)	18,622	478,772
Tandem Diabetes Care Inc (b)(c)	45,195	949,547
Tela Bio Inc (c)	18,634	21,429
Tenon Medical Inc (b)(c)	638	720
TransMedics Group Inc (b)(c)	20,808	3,044,418
Treace Medical Concepts Inc (c)	46,975	139,986
UFP Technologies Inc (b)(c)	4,899	1,110,554
Utah Medical Products Inc (b)	2,539	143,073
Varex Imaging Corp (c)	28,082	324,909
Vivani Medical Inc (c)	37,626	51,171
Zynex Inc (b)(c)	24,118	30,389
		286,322,619
Health Care Providers & Services - 0.3%
Acadia Healthcare Co Inc (b)(c)	57,317	985,852
AdaptHealth Corp (b)(c)	86,425	834,866
Addus HomeCare Corp (b)(c)	11,418	1,372,444
AirSculpt Technologies Inc (b)(c)	40,085	141,500
Alignment Healthcare Inc (c)	118,946	2,284,953
Astrana Health Inc (b)(c)	29,185	672,422
Aveanna Healthcare Holdings Inc (c)	130,054	1,214,704
Billiontoone Inc Class A (c)	23,867	3,107,006
Biodesix Inc (c)	2,987	24,732
BrightSpring Health Services Inc (c)	106,998	3,869,048
Castle Biosciences Inc (c)	19,070	761,847
Clover Health Investments Corp Class A (b)(c)	264,591	658,832
CorVel Corp (c)	30,818	2,255,261
Cosmos Health Inc (c)	2,226	1,428
Cross Country Healthcare Inc (c)	22,433	230,163
DocGo Inc Class A (b)(c)	99,112	102,085
Ensign Group Inc/The	34,763	6,449,927
Fulgent Genetics Inc (c)	19,656	581,424
GeneDx Holdings Corp Class A (b)(c)	17,444	2,912,276
Guardant Health Inc (c)	75,305	8,164,568
HealthEquity Inc (b)(c)	52,426	5,514,167
Henry Schein Inc (c)	72,465	5,403,715
Innovage Holding Corp (c)	79,119	417,748
Joint Corp/The (b)(c)	8,305	69,928
Kindly MD Inc (b)(c)	230,872	115,436
LifeStance Health Group Inc (c)	220,046	1,430,299
MSP Recovery Inc warrants 5/20/2027 (c)	1,585,094	3,170
National Research Corp Class A (b)	15,197	258,197
NeoGenomics Inc (c)	76,378	924,174
Nutex Health Inc (b)(c)	3,332	383,547
Omada Health Inc (b)	34,798	651,767
Oncology Institute Inc/The (c)	60,628	190,372
OPKO Health Inc (c)	470,852	640,359
Option Care Health Inc (c)	99,942	3,108,196
P3 Health Partners Inc Class A (c)	610	3,294
Pennant Group Inc/The (c)	22,924	634,995
Precipio Inc (c)	3,097	76,372
Privia Health Group Inc (b)(c)	74,095	1,805,695
Progyny Inc (c)	48,275	1,273,012
Quipt Home Medical Corp (United States) (c)	27,573	67,278
RadNet Inc (b)(c)	46,513	3,850,811
SBC Medical Group Holdings Inc (b)(c)	35,570	126,985
Strata Critical Medical Inc (b)(c)	61,285	265,977
Surgery Partners Inc (b)(c)	78,273	1,336,120
Talkspace Inc Class A (b)(c)	115,384	389,998
Viemed Healthcare Inc (c)	24,506	169,336
Wellgistics Health Inc (b)(c)	30,395	18,240
		65,754,526
Health Care Technology - 0.0%
Bullfrog AI Holdings Inc (b)(c)	3,407	3,407
CareCloud Inc (c)	17,196	53,308
Certara Inc (b)(c)	86,081	788,502
Definitive Healthcare Corp Class A (b)(c)	86,863	246,691
Firefly Neuroscience Inc (b)(c)	3,300	5,709
Forian Inc (c)	18,658	39,182
GoodRx Holdings Inc Class A (b)(c)	55,808	156,820
Health Catalyst Inc (b)(c)	27,500	82,225
Healthcare Triangle Inc (b)(c)	2,127	4,764
HealthStream Inc (b)	19,219	483,358
HeartFlow Inc (b)	49,816	1,606,566
iSpecimen Inc (c)	1,780	748
LifeMD Inc (b)(c)	26,844	102,813
OptimizeRx Corp (c)	10,231	156,227
Schrodinger Inc/United States (b)(c)	39,727	697,606
Simulations Plus Inc (b)(c)	12,272	208,624
TruBridge Inc (b)(c)	10,618	233,171
VSee Health Inc (c)	13,327	7,463
Waystar Holding Corp (c)	106,117	3,916,779
		8,793,963
Life Sciences Tools & Services - 0.3%
10X Genomics Inc Class A (c)	58,777	1,105,595
Adaptive Biotechnologies Corp (c)	90,832	1,785,757
Alpha Teknova Inc (b)(c)	31,452	147,195
Azenta Inc (c)	29,625	1,053,465
Bio-Techne Corp (b)	93,604	6,038,394
BioLife Solutions Inc (b)(c)	29,921	792,907
Bruker Corp (b)	91,411	4,461,771
Champions Oncology Inc (c)	10,958	71,665
Codexis Inc (c)	75,485	130,589
CryoPort Inc (b)(c)	33,504	322,308
Cytek Biosciences Inc (b)(c)	47,219	266,787
Fortrea Holdings Inc (c)	59,469	755,851
Harvard Bioscience Inc (c)	29,367	22,348
ICON PLC (c)	47,155	8,723,676
Illumina Inc (c)	89,183	11,723,106
Inotiv Inc (b)(c)	5,271	4,879
Lifecore Biomedical Inc (c)	22,336	176,454
Maravai LifeSciences Holdings Inc Class A (b)(c)	108,455	392,607
MaxCyte Inc (c)	42,384	74,596
Medpace Holdings Inc (c)	16,963	10,049,900
Mesa Laboratories Inc	4,045	324,409
Nautilus Biotechnology Inc Class A (c)	67,559	152,008
Niagen Bioscience Inc (c)	46,357	313,837
OmniAb Inc (c)	97,359	176,220
Pacific Biosciences of California Inc (b)(c)	192,138	445,760
Personalis Inc (b)(c)	58,576	628,520
Quanterix Corp (b)(c)	42,539	308,833
Quantum-Si Inc Class A (b)(c)	111,123	156,683
Rapid Micro Biosystems Inc Class A (c)	21,522	90,177
Repligen Corp (c)	34,031	5,819,982
Seer Inc Class A (c)	85,222	163,626
Sotera Health Co (c)	172,236	3,010,685
Standard BioTools Inc (c)	253,982	380,973
Tempus AI Inc Class A (b)(c)	101,771	7,931,014
		68,002,577
Pharmaceuticals - 0.4%
Aardvark Therapeutics Inc (b)	15,483	154,520
Aclaris Therapeutics Inc (c)	93,804	265,465
Alumis Inc (b)(c)	53,076	407,093
Amneal Intermediate Inc Class A (c)	198,419	2,484,206
Amphastar Pharmaceuticals Inc (c)	29,577	819,283
Amylyx Pharmaceuticals Inc (b)(c)	67,257	1,007,510
AN2 Therapeutics Inc (c)	13,988	15,247
Anebulo Pharmaceuticals Inc (c)	7,788	18,263
ANI Pharmaceuticals Inc (c)	12,847	1,090,068
Aquestive Therapeutics Inc (b)(c)	65,001	402,356
Arvinas Inc (c)	49,642	624,745
Assertio Holdings Inc (c)	41,301	30,356
Atea Pharmaceuticals Inc (c)	27,120	84,072
Athira Pharma Inc (c)	659	2,880
Avadel Pharmaceuticals PLC Class A (c)	61,682	1,325,546
Axsome Therapeutics Inc (c)	30,437	4,611,206
Belite Bio Inc ADR (c)	6,727	924,559
BioAge Labs Inc (c)	35,507	336,961
Biote Corp Class A (c)	19,805	53,573
CalciMedica Inc (b)(c)	9,699	41,415
Cassava Sciences Inc (b)(c)	47,791	155,321
Cocrystal Pharma Inc (b)(c)	6,122	6,489
Cognition Therapeutics Inc (b)(c)	51,054	88,834
Collegium Pharmaceutical Inc (c)	20,644	963,662
Context Therapeutics Inc (c)	63,705	71,350
Contineum Therapeutics Inc Class A (b)(c)	17,542	194,190
Corcept Therapeutics Inc (b)(c)	63,676	5,055,874
CorMedix Inc (b)(c)	46,045	451,701
Crinetics Pharmaceuticals Inc (b)(c)	58,509	2,665,670
Cumberland Pharmaceuticals Inc (c)	11,327	25,599
Curanex Pharmaceuticals Inc (b)(c)	18,670	9,098
Dare Bioscience Inc (b)(c)	7,571	13,931
Edgewise Therapeutics Inc (b)(c)	64,267	1,673,513
Enliven Therapeutics Inc (b)(c)	38,910	840,456
Enliven Therapeutics Inc rights (c)(e)	8,204	0
Enveric Biosciences Inc (b)(c)	911	5,238
Esperion Therapeutics Inc (b)(c)	110,863	444,561
Eton Pharmaceuticals Inc (b)(c)	19,450	314,118
Evolus Inc (b)(c)	34,210	244,944
EyePoint Pharmaceuticals Inc (b)(c)	46,007	682,284
Fulcrum Therapeutics Inc (c)	34,555	378,032
Harmony Biosciences Holdings Inc (c)	34,758	1,226,610
Harmony Biosciences Holdings Inc rights (c)(e)	37,934	0
Harrow Inc (b)(c)	22,349	933,741
Hoth Therapeutics Inc (c)	31,711	38,370
Hyperion DeFi Inc (b)(c)	864	3,897
ImageneBio Inc (c)	1,904	13,157
ImageneBio Inc rights (c)(e)	22,851	0
Incannex Healthcare Inc (b)(c)	116,349	41,909
Innoviva Inc (c)	39,706	862,811
Iterum Therapeutics plc (b)(c)	12,370	5,690
Jazz Pharmaceuticals PLC (c)	36,655	6,470,707
Journey Medical Corp (b)(c)	8,674	69,999
Jupiter Neurosciences Inc (c)	15,860	19,666
Landos Biopharma Inc rights (c)(e)	2,305	0
LB Pharmaceuticals Inc	13,591	241,784
LENZ Therapeutics Inc (b)(c)	18,738	571,884
Lexicon Pharmaceuticals Inc (c)	222,465	318,125
Ligand Pharmaceuticals Inc (b)(c)	11,993	2,436,738
Ligand Pharmaceuticals Inc rights (c)(e)	1,518	112
Ligand Pharmaceuticals Inc rights (c)	1,518	76
Ligand Pharmaceuticals Inc rights (c)	1,518	8
Ligand Pharmaceuticals Inc rights (c)	1,518	1
Lipocine Inc (c)	4,461	15,346
Liquidia Corp (b)(c)	54,020	1,762,673
Maze Therapeutics Inc	28,309	1,068,665
MBX Biosciences Inc (b)(c)	22,360	771,196
Mind Medicine MindMed Inc (c)	51,613	652,904
Mira Pharmaceuticals Inc (b)(c)	9,455	13,993
Nektar Therapeutics (c)	11,772	767,652
Neonc Technologies Holdings Inc (b)(c)	10,132	90,681
Neumora Therapeutics Inc (c)	80,256	179,773
Novartis AG rights (c)(e)	40,508	0
NRX Pharmaceuticals Inc (b)(c)	21,976	53,841
Nutriband Inc (b)(c)	8,237	40,361
Ocular Therapeutix Inc (c)	132,619	1,611,321
Omeros Corp (b)(c)	40,302	390,526
Optinose Inc (e)	6,931	0
Pacira BioSciences Inc (b)(c)	25,641	604,358
Paratek Pharmaceuticals Inc rights (b)(c)(e)	29,676	0
Phathom Pharmaceuticals Inc (b)(c)	43,758	683,500
Phibro Animal Health Corp Class A	13,106	548,879
Pliant Therapeutics Inc (c)	19,787	31,857
ProPhase Labs Inc (b)(c)	12,076	2,502
Pulmatrix Inc (c)	4,570	21,433
Rani Therapeutics Holdings Inc Class A (b)(c)	36,864	58,982
Rapport Therapeutics Inc (b)(c)	23,598	701,097
Relmada Therapeutics Inc (c)	3,509	15,826
Reviva Pharmaceuticals Holdings Inc (b)(c)	19,951	11,222
Royalty Pharma PLC Class A	260,770	10,436,016
Sanofi SA ADR	163,906	8,175,632
SCYNEXIS Inc (b)(c)	22,803	15,759
Seelos Therapeutics Inc rights (b)(c)(e)	2,932	0
Septerna Inc (b)(c)	30,358	880,989
SIGA Technologies Inc (b)	42,288	256,265
Structure Therapeutics Inc ADR (c)	37,510	1,343,233
Supernus Pharmaceuticals Inc (b)(c)	34,899	1,591,045
Talphera Inc (c)	16,366	21,767
Tarsus Pharmaceuticals Inc (c)	25,785	2,061,769
Telomir Pharmaceuticals Inc (b)(c)	18,464	24,742
Terns Pharmaceuticals Inc (b)(c)	54,580	1,534,244
Theravance Biopharma Inc (b)(c)	34,991	710,317
Traws Pharma Inc (b)(c)	743	2,006
Traws Pharma Inc rights (c)(e)	33,198	0
Trevi Therapeutics Inc (b)(c)	73,957	975,493
Turn Therapeutics Inc	17,142	60,340
Tvardi Therapeutics Inc (b)(c)	6,450	26,574
Ventyx Biosciences Inc (c)	55,460	554,600
Verrica Pharmaceuticals Inc (b)(c)	5,897	53,663
Veru Inc (b)(c)	8,519	21,127
Viatris Inc	696,672	7,447,424
VYNE Therapeutics Inc (c)	2,907	1,120
WaVe Life Sciences Ltd (b)(c)	102,876	798,318
Xeris Biopharma Holdings Inc (c)	102,039	732,640
Xeris Biopharma Holdings Inc rights (c)(e)	39,901	0
Zevra Therapeutics Inc (b)(c)	33,857	285,415
		90,348,560
TOTAL HEALTH CARE		1,267,828,866

Industrials - 3.1%
Aerospace & Defense - 0.3%
AeroVironment Inc (b)(c)	30,100	8,411,746
AerSale Corp (c)	20,526	132,803
AIRO Group Holdings Inc	14,752	127,605
Astronics Corp (c)	18,719	1,021,496
Axon Enterprise Inc (c)	47,474	25,642,606
Byrna Technologies Inc (b)(c)	13,015	237,524
Firefly Aerospace Inc (b)(c)	89,204	1,579,803
Innovative Solutions And Support Inc (c)	9,226	89,861
Intuitive Machines Inc Class A (b)(c)	69,309	658,436
Kratos Defense & Security Solutions Inc (c)	101,734	7,741,957
Leonardo DRS Inc	162,383	5,548,627
Mercury Systems Inc (c)	36,247	2,533,303
New Horizon Aircraft Ltd Class A (b)(c)	12,029	19,847
Optex Systems Holdings Inc (c)	2,641	37,978
Rocket Lab Corp (b)	289,913	12,216,934
Safe Pro Group Inc (b)(c)	6,561	33,067
Satellogic Inc Class A (b)(c)	49,568	81,787
Tat Technologies Ltd (b)(c)	5,856	224,988
VirTra Inc (c)	5,587	27,712
Visionwave Holdings Inc	10,721	103,458
VSE Corp (b)	12,301	2,216,517
Woodward Inc	35,998	10,800,480
		79,488,535
Air Freight & Logistics - 0.1%
Air T Inc (c)	1,908	38,160
Arrive AI Inc (b)	19,270	77,080
CH Robinson Worldwide Inc	71,306	11,328,384
Forward Air Corp Class A (b)(c)	20,311	466,544
Hub Group Inc Class A	37,630	1,451,389
		13,361,557
Building Products - 0.0%
AAON Inc (b)	49,821	4,657,268
American Woodmark Corp (c)	9,280	511,606
Apogee Enterprises Inc	13,153	478,901
Caesarstone Ltd (c)	28,738	43,107
Captivision Inc (b)(c)	27,461	22,309
CEA Industries Inc (b)(c)	23,972	172,598
Gibraltar Industries Inc (c)	18,121	905,325
UFP Industries Inc	35,610	3,311,374
		10,102,488
Commercial Services & Supplies - 0.3%
Aqua Metals Inc (c)	69	559
Bitcoin Depot Inc Class A (c)	17,642	26,992
Bridger Aerospace Group Holdings Inc (c)	22,296	40,356
Casella Waste Systems Inc Class A (b)(c)	38,809	3,740,800
Cintas Corp	243,576	45,310,008
Copart Inc (c)	585,037	22,804,742
Fuel Tech Inc (c)	9,474	17,053
Greenwave Technology Solutions Inc (c)	53	351
Healthcare Services Group Inc (c)	42,285	794,112
Interface Inc	37,617	1,049,890
Knightscope Inc Class A (b)(c)	2,307	11,189
LanzaTech Global Inc Class A (b)(c)	2,337	33,279
Liquidity Services Inc (b)(c)	20,515	616,271
MillerKnoll Inc	39,112	619,143
Mobile Infrastructure Corp Class A (b)(c)	7,316	22,826
Odyssey Marine Exploration Inc (b)(c)	30,499	62,828
Perma-Fix Environmental Services Inc (b)(c)	12,274	150,602
Quest Resource Holding Corp (c)	12,176	22,891
Royalty Management Holding Corp Class A (b)	4,303	9,682
Smart Powerr Corp (b)(c)	286	355
Tetra Tech Inc	159,317	5,534,673
TOMI Environmental Solutions Inc (c)	8,765	6,989
Virco Mfg. Corp	9,162	64,500
		80,940,091
Construction & Engineering - 0.2%
Bowman Consulting Group Ltd (c)	12,741	460,969
Concrete Pumping Holdings Inc	28,701	180,529
Construction Partners Inc Class A (c)	28,584	3,115,656
Ferrovial SE (United States)	442,605	29,127,836
Great Lakes Dredge & Dock Corp (c)	36,930	471,596
IES Holdings Inc (c)	12,105	5,066,790
Legence Corp Class A (b)	33,269	1,529,709
Limbach Holdings Inc (b)(c)	7,251	513,008
Matrix Service Co (c)	16,612	194,194
MYR Group Inc (c)	9,524	2,136,424
NWPX Infrastructure Inc (c)	6,878	403,188
Shimmick Corp (b)(c)	22,281	58,822
Sterling Infrastructure Inc (b)(c)	18,255	6,285,379
Terrestrial Energy Inc Class A (c)	27,852	262,923
WillScot Holdings Corp	109,751	2,167,582
		51,974,605
Electrical Equipment - 0.1%
374Water Inc (b)(c)	81,433	25,407
Allient Inc (b)	9,636	518,995
American Superconductor Corp (c)	27,374	851,058
Array Technologies Inc (b)(c)	95,910	720,284
Beam Global (c)	2,833	5,354
Blink Charging Co (b)(c)	64,706	84,765
Broadwind Inc (c)	19,171	58,088
CBAK Energy Technology Inc (c)	53,154	48,365
Dragonfly Energy Holdings Corp (b)(c)	62,249	54,094
Energy Focus Inc (c)	588	1,335
Enovix Corp Class B (b)(c)	121,437	945,994
Eos Energy Enterprises Inc (b)(c)	170,955	2,572,873
Fluence Energy Inc Class A (b)(c)	81,116	1,593,118
Flux Power Holdings Inc (c)	13,918	23,382
FTC Solar Inc (b)(c)	2,387	22,509
FuelCell Energy Inc (b)(c)	29,476	197,784
Ideal Power Inc (c)	6,103	22,764
LSI Industries Inc	21,339	390,290
NANO Nuclear Energy Inc (b)(c)	25,592	836,858
NeoVolta Inc (b)(c)	21,739	88,260
Nextpower Inc Class A (b)(c)	90,204	8,264,491
Orion Energy Systems Inc (c)	1,434	22,758
Pioneer Power Solutions Inc	13,099	49,907
Plug Power Inc (b)(c)	710,582	1,428,270
Polar Power Inc (c)	267	630
Powell Industries Inc (b)	7,376	2,384,071
Power Solutions International Inc (b)(c)	13,375	723,320
Preformed Line Products Co (b)	3,289	675,067
Shoals Technologies Group Inc (b)(c)	104,351	875,505
SKYX Platforms Corp (c)	45,970	98,836
SolarMax Technology Inc (c)	25,940	23,971
Solidion Technology Inc Class A (b)(c)	5,430	59,296
Stardust Power Inc Class A (b)(c)	913	3,232
SUNation Energy Inc rights (b)(c)(e)	1,083	0
SunPower Inc Class A (b)(c)	74,279	128,503
Sunrun Inc (c)	140,816	2,851,524
Terra Innovatum Global NV (b)	39,691	184,960
Tigo Energy Inc (c)	36,669	69,671
Ultralife Corp (c)	11,042	62,829
Vicor Corp (c)	20,804	1,858,837
Zeo Energy Corp Class A (b)(c)	18,269	27,404
		28,854,659
Ground Transportation - 0.5%
ArcBest Corp	13,828	887,343
Armlogi Holding Corp (b)(c)	12,265	7,577
Avis Budget Group Inc (b)(c)	21,547	2,927,806
CSX Corp	1,126,717	39,840,713
Ftai Infrastructure Inc (b)	66,327	283,880
Heartland Express Inc (b)	53,892	423,591
Hertz Global Holdings Inc (b)(c)	193,455	1,013,704
JB Hunt Transport Services Inc	58,526	10,181,183
Landstar System Inc	20,698	2,708,126
Lyft Inc Class A (c)	234,230	4,925,857
Marten Transport Ltd	47,668	488,597
Old Dominion Freight Line Inc	127,568	17,258,675
PAMT CORP (c)	14,061	126,268
Proficient Auto Logistics Inc (b)(c)	11,148	90,968
Saia Inc (b)(c)	16,057	4,521,009
Universal Logistics Holdings Inc (b)	15,792	237,196
Werner Enterprises Inc (b)	38,736	990,092
		86,912,585
Industrial Conglomerates - 0.3%
Honeywell International Inc	383,594	73,722,931
Icahn Enterprises LP (b)	291,271	2,365,120
		76,088,051
Machinery - 0.3%
AirJoule Technologies Corp Class A (b)(c)	32,181	104,910
Astec Industries Inc	14,058	622,207
Blue Bird Corp (c)	19,434	1,014,843
CECO Environmental Corp (c)	21,784	1,136,036
ClearSign Technologies Corp (c)	20,915	15,561
Columbus McKinnon Corp/NY	15,943	262,103
Commercial Vehicle Group Inc (c)	21,200	37,524
Eastern Co/The	4,547	88,667
Energy Recovery Inc (c)	35,218	508,900
Franklin Electric Co Inc	27,793	2,644,504
FreightCar America Inc (c)	17,229	140,933
Hillman Solutions Corp Class A (c)	127,365	1,114,444
Hurco Cos Inc (c)	4,416	71,539
Hydrofarm Holdings Group Inc (c)	3,202	5,892
L B Foster Co Class A (b)(c)	6,815	183,869
Laser Photonics Corp (b)(c)	7,313	24,718
Lincoln Electric Holdings Inc	33,431	8,004,384
LiqTech International Inc (c)	729	1,370
Microvast Holdings Inc (b)(c)	190,399	670,204
Middleby Corp/The (c)	30,574	3,613,847
Nephros Inc (c)	3,085	15,055
NN Inc (c)	27,788	35,291
Nordson Corp	33,843	8,043,127
Omega Flex Inc	6,405	173,576
PACCAR Inc	317,444	33,464,946
Palladyne AI Corp Class A (b)(c)	26,562	151,403
Park-Ohio Holdings Corp	8,275	177,168
Perma-Pipe International Holdings Inc (b)(c)	5,412	139,088
Richtech Robotics Inc Class B (b)(c)	72,000	255,600
RYTHM Inc (b)(c)	1,058	20,642
Stratasys Ltd (b)(c)	46,121	405,404
Symbotic Inc Class A (b)(c)	67,876	5,685,973
Taylor Devices Inc (c)	1,759	86,596
Twin Disc Inc	9,749	151,597
Urban-Gro Inc (b)(c)	9,741	2,496
Velo3D Inc Class A (b)(c)	12,387	66,270
Xos Inc (b)(c)	2,262	5,338
		69,146,025
Marine Transportation - 0.0%
Lakeside Holding Ltd (b)(c)	4,608	3,892
Pangaea Logistics Solutions Ltd	67,084	470,930
Seanergy Maritime Holdings Corp (b)	11,836	125,107
		599,929
Passenger Airlines - 0.1%
Allegiant Travel Co (b)(c)	12,200	927,200
American Airlines Group Inc (b)(c)	386,285	5,427,304
Frontier Group Holdings Inc (b)(c)	145,389	662,974
JetBlue Airways Corp (b)(c)	228,271	1,043,198
Republic Airways Holdings Inc (c)	1,281	25,620
SkyWest Inc (c)	24,401	2,477,190
Sun Country Airlines Holdings Inc (c)	36,149	495,241
United Airlines Holdings Inc (c)	195,561	19,939,400
		30,998,127
Professional Services - 0.7%
Aeries Technology Inc Class A (b)(c)	12,875	7,012
Asure Software Inc (c)	16,793	134,344
Automatic Data Processing Inc	245,376	62,644,494
Barrett Business Services Inc	16,005	561,615
Concentrix Corp (b)	36,004	1,303,705
Conduent Inc (c)	113,938	221,040
CRA International Inc	4,267	752,443
CSG Systems International Inc	17,811	1,402,972
DLH Holdings Corp (c)	7,855	48,780
ExlService Holdings Inc (c)	97,550	3,875,662
Exponent Inc	33,088	2,392,262
Falcon's Beyond Global Inc Class A (b)	7,870	160,705
First Advantage Corp (b)(c)	106,738	1,481,523
Forrester Research Inc (c)	10,756	77,336
Heidrick & Struggles International Inc	12,184	717,272
HireQuest Inc (b)	8,515	73,995
Huron Consulting Group Inc (b)(c)	11,169	1,838,529
IBEX Holdings Ltd (c)	9,376	329,941
ICF International Inc	11,463	894,573
Innodata Inc (b)(c)	19,315	1,110,033
Kelly Services Inc Class A	25,967	224,355
Legalzoom.com Inc (c)	111,826	1,043,337
Nixxy Inc (c)	6,318	6,760
Paychex Inc	217,641	24,308,323
Paylocity Holding Corp (c)	33,534	4,940,564
Rcm Technologies Inc (c)	7,111	139,233
Resources Connection Inc	24,760	119,715
Science Applications International Corp (b)	28,716	2,475,606
ShiftPixy Inc (c)(e)	1	5
SS&C Technologies Holdings Inc	145,965	12,544,232
Star Equity Holdings Inc (c)	2,363	23,984
TTEC Holdings Inc (b)(c)	38,929	130,801
Upwork Inc (c)	80,877	1,596,512
Verisk Analytics Inc	84,883	19,104,617
Verra Mobility Corp Class A (c)	98,221	2,143,182
Where Food Comes From Inc (c)	2,480	29,066
Willdan Group Inc (c)	9,183	926,565
		149,785,093
Trading Companies & Distributors - 0.2%
Distribution Solutions Group Inc (c)	28,535	792,132
DXP Enterprises Inc/TX (b)(c)	9,897	930,219
Fastenal Co	692,705	27,985,282
FTAI Aviation Ltd	62,108	10,759,590
Hudson Technologies Inc (c)	27,800	189,040
iPower Inc (b)(c)	559	6,003
Karat Packaging Inc	11,593	255,510
McGrath RentCorp	15,057	1,552,076
Rush Enterprises Inc Class A (b)	37,804	1,968,076
Rush Enterprises Inc Class B	10,100	539,037
Titan Machinery Inc (b)(c)	14,121	261,521
Transcat Inc (b)(c)	5,408	305,768
Willis Lease Finance Corp (b)	4,549	558,208
Xometry Inc Class A (b)(c)	30,596	1,788,948
		47,891,410
TOTAL INDUSTRIALS		726,143,155

Information Technology - 50.0%
Communications Equipment - 1.0%
ADTRAN Holdings Inc (c)	46,366	367,682
Applied Optoelectronics Inc (b)(c)	38,288	1,025,353
Aviat Networks Inc (c)	6,474	143,140
Cisco Systems Inc	2,395,417	184,303,385
Clearfield Inc (b)(c)	8,770	257,487
ClearOne Inc (b)(c)	1,275	6,719
CommScope Holding Co Inc (c)	131,939	2,604,476
Comtech Telecommunications Corp (c)	31,154	95,331
Digi International Inc (c)	24,698	1,033,117
Extreme Networks Inc (c)	78,794	1,378,895
F5 Inc (c)	34,607	8,276,611
Franklin Wireless Corp	9,420	41,919
Genasys Inc (b)(c)	28,415	63,365
Harmonic Inc (c)	72,622	694,266
Inseego Corp (b)(c)	11,837	129,378
KVH Industries Inc (c)	12,585	75,384
Lantronix Inc (c)	22,155	113,434
Lumentum Holdings Inc (c)	42,489	13,815,724
Netgear Inc (c)	18,701	494,641
NetScout Systems Inc (c)	44,798	1,204,170
Ondas Holdings Inc (b)(c)	199,380	1,575,102
Ribbon Communications Inc (c)	116,776	333,979
Viasat Inc (c)	81,175	2,786,738
Viavi Solutions Inc (c)	130,912	2,348,561
		223,168,857
Electronic Equipment, Instruments & Components - 0.4%
908 Devices Inc (b)(c)	26,347	167,303
Advanced Energy Industries Inc (b)	22,993	4,855,892
Aeva Technologies Inc (b)(c)	37,370	416,676
AEye Inc Class A (b)(c)	28,330	74,225
Airgain Inc (c)	6,076	24,729
AmpliTech Group Inc (c)	9,192	30,334
AmpliTech Group Inc rights 12/10/2025 (b)(c)(e)	18,384	0
Astrotech Corp (c)	1,228	3,991
Avnet Inc (b)	49,866	2,369,134
Bel Fuse Inc Class A	1,744	229,406
Bel Fuse Inc Class B	6,461	995,188
CDW Corp/DE	79,125	11,411,408
Climb Global Solutions Inc (b)	3,166	319,956
Coda Octopus Group Inc (c)	4,103	36,024
Cognex Corp	102,754	3,914,927
CPS Technologies Corp (c)	4,893	16,832
Daktronics Inc (c)	32,115	607,937
Data I/O Corp (c)	15,054	42,302
Deswell Industries Inc	1,149	4,171
ePlus Inc (b)	16,900	1,514,240
Evolv Technologies Holdings Inc Class A (c)	108,269	691,839
Flex Ltd (c)	226,753	13,403,371
Focus Universal Inc (b)(c)	2,572	8,513
Forward Industries Inc (b)(c)	51,186	455,555
Frequency Electronics Inc (c)	5,296	151,677
Identiv Inc (c)	13,327	44,912
Insight Enterprises Inc (c)	18,837	1,630,719
Interlink Electronics Inc (b)	9,940	35,983
IPG Photonics Corp (b)(c)	25,226	2,008,999
Itron Inc (c)	27,084	2,682,399
Key Tronic Corp (c)	6,057	15,748
Kimball Electronics Inc (c)	16,010	462,689
LightPath Technologies Inc Class A (b)(c)	23,346	171,593
Lightwave Logic Inc (b)(c)	90,605	393,226
Littelfuse Inc	15,042	3,851,053
MicroVision Inc (b)(c)	192,734	181,536
MultiSensor AI Holdings Inc (c)	11,410	7,316
Napco Security Technologies Inc	22,781	920,352
Neonode Inc (c)	10,699	23,859
nLight Inc (c)	30,814	1,085,577
Novanta Inc (b)(c)	22,764	2,587,356
OSI Systems Inc (b)(c)	10,001	2,708,771
Ouster Inc Class A (c)	35,655	818,639
PC Connection Inc	15,808	917,496
Plexus Corp (c)	16,631	2,377,401
Powerfleet Inc NJ (b)(c)	75,351	374,494
Red Cat Holdings Inc (b)(c)	71,945	533,832
Research Frontiers Inc (c)	10,936	20,669
RF Industries Ltd (c)	2,448	15,227
Richardson Electronics Ltd/United States (b)	7,825	81,850
Sanmina Corp (c)	32,574	5,086,919
ScanSource Inc (c)	14,493	595,952
Scantech AI Systems Inc (b)	3,880	1,629
Sono-Tek Corp (c)	2,629	9,543
Syntec Optics Holdings Inc Class A (b)(c)	19,932	34,482
Trimble Inc (c)	142,566	11,607,724
TTM Technologies Inc (c)	63,341	4,445,271
Vuzix Corp (b)(c)	38,602	103,839
Wetouch Technology Inc (b)(c)	6,414	12,892
Wrap Technologies Inc (b)(c)	38,058	82,205
Zebra Technologies Corp Class A (c)	30,697	7,758,667
		95,436,449
IT Services - 0.4%
Akamai Technologies Inc (c)	85,909	7,690,574
Amdocs Ltd	66,895	5,116,130
Applied Digital Corp (b)(c)	169,432	4,591,607
Backblaze Inc Class A (b)(c)	39,964	189,429
Black Titan Corp (b)	1,511	4,714
Brand Engagement Network Inc Class A (c)	4,402	1,735
CISO Global Inc (c)	17,839	9,481
Cloudastructure Inc Class A (b)	5,483	6,305
Cognizant Technology Solutions Corp Class A	296,521	23,042,647
Commerce.com Inc (c)	43,293	198,715
CoreWeave Inc Class A (b)(c)	224,246	16,396,868
Crexendo Inc (c)	15,416	107,604
CSP Inc (b)	8,458	96,929
Data Storage Corp (c)	9,803	43,329
Glimpse Group Inc/The (c)	9,486	11,763
Grid Dynamics Holdings Inc (c)	57,531	503,972
Hackett Group Inc/The	16,331	301,634
Information Services Group Inc	29,262	157,430
MicroAlgo Inc Class A (b)(c)	7,198	49,090
MongoDB Inc Class A (c)	49,212	16,356,592
Okta Inc Class A (c)	101,885	8,184,422
Rackspace Technology Inc (c)	215,054	227,957
Research Solutions Inc/CA (c)	16,973	51,937
TSS Inc/MD (b)(c)	15,046	144,893
Tucows Inc Class A (b)(c)	6,583	142,654
VeriSign Inc	55,036	13,868,522
Whitefiber Inc (b)	21,481	460,338
XTI Aerospace Inc (c)	5,535	9,022
		97,966,293
Semiconductors & Semiconductor Equipment - 22.2%
ACM Research Inc Class A (c)	35,854	1,197,882
Advanced Micro Devices Inc (c)	982,292	213,677,979
Aehr Test Systems (b)(c)	18,774	431,239
Aeluma Inc (b)(c)	9,830	137,817
Alpha & Omega Semiconductor Ltd (b)(c)	19,954	404,667
Ambarella Inc (c)	26,018	1,930,015
Amkor Technology Inc	150,330	5,470,509
Amtech Systems Inc (c)	11,847	92,999
Analog Devices Inc	297,419	78,917,157
Applied Materials Inc	482,181	121,630,157
ARM Holdings PLC ADR (c)	82,768	11,220,030
Astera Labs Inc (c)	100,744	15,874,232
Atomera Inc (b)(c)	16,578	41,113
Axcelis Technologies Inc (c)	19,268	1,594,812
AXT Inc (c)	24,453	261,647
Blaize Holdings Inc Class A (b)(c)	63,631	159,078
Broadcom Inc	2,838,901	1,143,963,547
CEVA Inc (b)(c)	13,984	301,915
Cirrus Logic Inc (c)	31,072	3,739,204
Cohu Inc (c)	27,737	674,564
Credo Technology Group Holding Ltd (c)	104,391	18,539,842
CVD Equipment Corp (c)	6,633	22,950
Diodes Inc (b)(c)	27,470	1,269,389
Enphase Energy Inc (b)(c)	76,538	2,208,121
Entegris Inc (b)	91,549	7,062,090
Everspin Technologies Inc (c)	17,797	142,732
First Solar Inc (c)	65,034	17,749,079
FormFactor Inc (c)	46,137	2,538,458
GlobalFoundries Inc (b)(c)	335,261	12,015,754
GSI Technology Inc (b)(c)	15,609	99,273
Ichor Holdings Ltd (c)	20,965	352,212
Impinj Inc (c)	17,768	3,053,786
Intel Corp (c)	2,648,032	107,404,178
KLA Corp	79,824	93,830,717
Kopin Corp (b)(c)	101,031	246,516
Lam Research Corp	765,657	119,442,492
Lattice Semiconductor Corp (b)(c)	81,924	5,751,884
MACOM Technology Solutions Holdings Inc (c)	45,103	7,892,574
Marvell Technology Inc	521,575	46,628,805
Maxeon Solar Technologies Ltd (b)(c)	6,830	20,763
MaxLinear Inc Class A (c)	40,720	634,010
Microchip Technology Inc	326,259	17,480,957
Micron Technology Inc	677,226	160,150,404
MKS Inc	40,498	6,333,482
Mobix Labs Inc Class A (b)(c)	27,433	12,586
Monolithic Power Systems Inc	28,962	26,881,660
Navitas Semiconductor Corp Class A (b)(c)	131,812	1,152,037
NVE Corp (b)	2,869	183,444
NVIDIA Corp (b)	14,659,335	2,594,702,295
ON Semiconductor Corp (c)	248,729	12,496,145
PDF Solutions Inc (b)(c)	23,777	644,357
Penguin Solutions Inc (b)(c)	30,724	621,547
Photronics Inc (c)	36,989	847,418
Pixelworks Inc (b)(c)	4,303	29,605
Power Integrations Inc	33,955	1,140,888
Qorvo Inc (c)	55,821	4,794,466
QUALCOMM Inc	652,421	109,665,446
QuickLogic Corp (b)(c)	8,417	53,027
Rambus Inc (b)(c)	65,299	6,240,625
Rigetti Computing Inc Class A (c)	196,482	5,024,045
Semtech Corp (c)	52,810	3,916,390
Silicon Laboratories Inc (c)	19,523	2,490,744
SiTime Corp (b)(c)	15,789	4,700,385
SkyWater Technology Inc (b)(c)	27,439	422,286
Skyworks Solutions Inc	87,920	5,798,324
SolarEdge Technologies Inc (b)(c)	36,756	1,342,697
Synaptics Inc (c)	22,754	1,558,877
Teradyne Inc	96,403	17,534,742
Texas Instruments Inc	549,922	92,535,375
Ultra Clean Holdings Inc (c)	28,808	730,571
Universal Display Corp	28,862	3,432,558
Veeco Instruments Inc (b)(c)	39,620	1,158,093
		5,132,701,664
Software - 14.8%
8x8 Inc (c)	60,050	116,497
ACI Worldwide Inc (b)(c)	63,276	2,965,113
Adeia Inc	64,328	795,737
Adobe Inc (c)	256,595	82,143,757
Agilysys Inc (b)(c)	17,699	2,176,269
Airship AI Holdings Inc Class A (b)(c)	22,323	82,149
Alarm.com Holdings Inc (c)	29,655	1,540,874
Alkami Technology Inc (b)(c)	62,086	1,323,674
Alpha Modus Holdings Inc Class A (b)(c)	10,153	7,846
Amplitude Inc Class A (c)	67,531	694,219
Appfolio Inc Class A (c)	13,966	3,188,158
Appian Corp Class A (c)	25,435	1,027,574
AppLovin Corp Class A (c)	186,089	111,556,634
Arteris Inc (b)(c)	28,202	404,417
Atlassian Corp Class A (c)	100,425	15,015,546
AudioEye Inc (c)	8,256	102,044
Aurora Innovation Inc Class A (b)(c)	962,862	4,034,392
authID Inc (b)(c)	5,456	6,984
Autodesk Inc (c)	129,514	39,286,777
AvePoint Inc Class A (c)	131,966	1,715,558
Aware Inc/MA (c)	17,102	37,282
Bentley Systems Inc Class B (b)	176,439	7,403,380
Bit Digital Inc (b)(c)	201,119	478,663
Bitdeer Technologies Group Class A (b)(c)	91,946	1,232,996
BitFuFu Inc Class A (b)(c)	17,331	51,473
Blackbaud Inc (c)	30,906	1,742,480
BlackLine Inc (b)(c)	38,226	2,178,500
Braze Inc Class A (c)	57,868	1,660,812
Bridgeline Digital Inc (c)	18,622	18,808
BTCS Inc	33,030	105,035
Btcs Inc Series V (e)	2,315	0
Cadence Design Systems Inc (c)	164,857	51,409,007
Ccc Intelligent Solutions Holdings Inc Class A (c)	407,791	3,038,043
Cerence Inc (b)(c)	22,435	248,580
CID Holdco Inc	14,755	24,936
Cipher Mining Inc (b)(c)	239,118	4,866,051
Cleanspark Inc (b)(c)	171,627	2,591,568
Commvault Systems Inc (c)	26,943	3,327,461
Confluent Inc Class A (c)	177,318	3,945,326
Consensus Cloud Solutions Inc (b)(c)	11,331	247,469
Core Scientific Inc (b)(c)	185,977	3,141,152
Crowdstrike Holdings Inc Class A (c)	151,758	77,269,103
CyberArk Software Ltd (c)	29,816	13,673,319
Daily Journal Corp (b)(c)	920	421,719
Datadog Inc Class A (c)	195,735	31,319,557
Digi Power X Inc (United States) (b)(c)	31,650	129,132
Digimarc Corp (b)(c)	14,667	117,483
Digital Turbine Inc (c)	72,470	347,131
Docusign Inc (c)	122,852	8,519,786
Domo Inc Class B (b)(c)	24,261	277,546
Dropbox Inc Class A (b)(c)	116,426	3,478,809
Duos Technologies Group Inc (b)(c)	17,109	172,288
eGain Corp (c)	19,337	201,492
EverCommerce Inc (b)(c)	116,040	1,007,227
Expensify Inc Class A (c)	35,177	54,524
Fatpipe Inc/UT (b)	9,388	26,568
Five9 Inc (c)	48,468	949,488
Fortinet Inc (c)	463,292	37,586,880
Freshworks Inc Class A (c)	142,666	1,731,965
Gen Digital Inc	373,248	9,842,550
Gitlab Inc Class A (c)	88,994	3,654,094
Greenidge Generation Holdings Inc Class A (b)(c)	3,594	5,607
I3 Verticals Inc Class A (b)(c)	17,570	415,882
Intapp Inc (c)	50,464	2,179,540
Intellicheck Inc (c)	14,317	90,627
InterDigital Inc (b)	15,703	5,617,748
Intrusion Inc (b)(c)	3,947	5,605
Intuit Inc	168,717	106,980,075
Iveda Solutions Inc (b)(c)	2,211	2,476
Jamf Holding Corp (c)	68,888	890,722
JFrog Ltd (c)	71,446	4,356,777
Kaltura Inc (b)(c)	61,101	89,818
Life360 Inc (b)(c)	46,802	3,725,907
LivePerson Inc (c)	1,968	9,801
Manhattan Associates Inc (c)	36,392	6,421,368
MARA Holdings Inc (b)(c)	222,883	2,632,248
MicroCloud Hologram Inc (b)(c)	237	848
Microsoft Corp	4,484,190	2,206,266,323
Mitek Systems Inc (c)	28,416	251,766
Monday.com Ltd (b)(c)	31,156	4,482,102
Myseum Inc (c)	988	2,035
nCino Inc (b)(c)	69,988	1,728,704
Netskope Inc Class A (c)	28,946	532,027
NetSol Technologies Inc (c)	5,970	17,970
NextNav Inc Class A (b)(c)	84,954	1,207,196
Nutanix Inc Class A (c)	156,959	7,502,640
OneSpan Inc	24,710	301,462
Onestream Inc Class A (b)(c)	55,529	1,156,669
Pagaya Technologies Ltd Class A (b)(c)	39,258	979,487
Palantir Technologies Inc Class A (c)	1,375,923	231,774,229
Palo Alto Networks Inc (c)	404,924	76,988,200
Pegasystems Inc (b)	102,802	5,630,466
Phunware Inc (b)(c)	9,310	19,272
Porch Group Inc (b)(c)	68,852	667,176
Progress Software Corp (b)(c)	26,057	1,079,020
PTC Inc (c)	72,627	12,740,955
Qualys Inc (c)	21,721	3,059,403
Rapid7 Inc (c)	39,810	624,221
reAlpha Tech Corp (b)(c)	24,121	12,582
Red Violet Inc (b)	8,779	475,734
Rekor Systems Inc (b)(c)	85,665	150,770
Rezolve AI PLC (b)(c)	198,696	606,023
Rimini Street Inc (b)(c)	82,512	314,371
Riot Platforms Inc (b)(c)	223,951	3,612,330
Roadzen Inc (b)(c)	41,570	72,332
Roper Technologies Inc	65,239	29,110,947
SailPoint Inc (b)	338,997	6,244,325
ServiceTitan Inc Class A (b)(c)	48,951	4,374,261
Silvaco Group Inc (b)(c)	12,895	58,672
Soluna Holdings Inc (b)(c)	21,295	36,414
SoundHound AI Inc Class A (b)(c)	226,976	2,735,061
SoundThinking Inc (c)	9,121	56,733
Sprout Social Inc Class A (c)	33,355	332,549
SPS Commerce Inc (c)	23,475	1,955,937
Strategy Inc Class A (b)(c)	159,680	28,292,102
Synchronoss Technologies Inc (c)	7,220	35,017
Synopsys Inc (c)	112,036	46,832,168
T Stamp Inc Class A (b)(c)	421	1,760
Telos Corp (c)	43,817	253,262
Tenable Holdings Inc (c)	73,492	1,949,008
Terawulf Inc (b)(c)	249,949	3,876,709
Thumzup Media Corp (b)(c)	9,477	37,718
TON Strategy Co (c)	39,176	133,590
Upland Software Inc (c)	21,178	38,968
Varonis Systems Inc (c)	67,392	2,228,653
Veea Inc Class A (b)(c)	12,454	6,302
Veritone Inc (c)	40,006	174,426
Vertex Inc Class A (b)(c)	49,015	964,125
Viant Technology Inc Class A (c)	11,212	118,959
VirnetX Holding Corp (b)(c)	3,649	80,825
Workday Inc Class A (c)	131,413	28,335,271
Zoom Communications Inc Class A (c)	154,865	13,157,330
Zscaler Inc (c)	94,198	23,690,797
		3,437,506,305
Technology Hardware, Storage & Peripherals - 11.2%
Ainos Inc (c)	396	832
Apple Inc	8,952,761	2,496,477,405
AstroNova Inc (c)	4,427	33,645
Corsair Gaming Inc (c)	58,250	379,790
CPI Card Group Inc (c)	7,163	96,772
Foxx Development Holdings Inc (b)(c)	4,245	19,103
Immersion Corp (b)	18,884	134,265
NetApp Inc	120,383	13,429,927
One Stop Systems Inc (c)	12,878	78,427
Quantum Computing Inc (b)(c)	113,440	1,327,248
Quantum Corp (b)(c)	6,388	50,146
Sandisk Corp/DE	88,093	19,669,405
Seagate Technology Holdings PLC	128,428	35,534,743
Socket Mobile Inc (c)	1,296	1,698
Sonim Technologies Inc (b)(c)	114	652
Super Micro Computer Inc (b)(c)	359,106	12,155,738
TransAct Technologies Inc (c)	6,575	29,193
Turtle Beach Corp (c)	11,336	157,344
Western Digital Corp	209,590	34,232,335
Xerox Holdings Corp (b)	79,797	221,836
		2,614,030,504
TOTAL INFORMATION TECHNOLOGY		11,600,810,072

Materials - 0.7%
Chemicals - 0.6%
Alto Ingredients Inc (c)	45,352	115,648
Arq Inc (c)	22,137	82,350
ASP Isotopes Inc (b)(c)	58,912	366,433
Balchem Corp	20,122	3,143,258
Hawkins Inc (b)	12,450	1,618,749
Innospec Inc	14,892	1,113,326
Linde PLC	283,665	116,393,423
Northern Technologies International Corp	6,565	48,843
Novusterra Inc (b)(c)(e)	7,237	0
Origin Materials Inc Class A (c)	194,996	92,058
PureCycle Technologies Inc (b)(c)	113,811	1,001,537
Solesence Inc (b)(c)	31,985	73,245
Solstice Advanced Materials Inc	95,898	4,572,417
		128,621,287
Construction Materials - 0.0%
Smith-Midland Corp (b)(c)	2,925	101,849
United States Lime & Minerals Inc (b)	17,225	2,094,043
		2,195,892
Containers & Packaging - 0.0%
Eightco Holdings Inc (b)(c)	104,800	274,576
TriMas Corp	25,549	870,454
		1,145,030
Metals & Mining - 0.1%
5E Advanced Materials Inc (b)(c)	17,775	70,922
American Battery Technology Co (b)(c)	72,367	270,653
Ascent Industries Co (c)	7,726	109,477
Aura Minerals Inc	49,417	1,981,622
Century Aluminum Co (c)	58,048	1,739,699
Ferroglobe PLC (b)	117,079	518,660
Friedman Industries Inc	3,162	64,157
Hycroft Mining Holding Corp (c)	24,867	290,944
Inno Holdings Inc (c)	940	210
Kaiser Aluminum Corp	9,324	895,570
NioCorp Developments Ltd (b)(c)	62,240	389,622
Olympic Steel Inc	7,489	291,247
Perpetua Resources Corp (United States) (b)(c)	65,730	1,691,890
Ramaco Resources Inc Class A (b)(c)	33,649	527,953
Ramaco Resources Inc Class B	6,722	84,092
ReElement Technologies Corp (b)(e)	28,952	0
Royal Gold Inc	39,618	8,075,733
Steel Dynamics Inc	88,866	14,914,381
US Gold Corp (b)(c)	12,405	214,110
USA Rare Earth Inc Class A (b)(c)	60,439	812,905
		32,943,847
TOTAL MATERIALS		164,906,056

Real Estate - 0.6%
Diversified REITs - 0.0%
Gladstone Commercial Corp	46,914	518,869
Medalist Diversified REIT Inc	805	10,715
Presidio Property Trust Inc Class A (b)(c)	601	2,572
Presidio Property Trust Inc warrants 1/24/2027 (c)	6,016	228
		532,384
Health Care REITs - 0.0%
Diversified Healthcare Trust	157,454	760,503
Sabra Health Care REIT Inc	146,779	2,863,658
		3,624,161
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	411,866	7,261,198
Service Properties Trust	80,496	140,063
Sotherly Hotels Inc (c)	4,274	9,231
		7,410,492
Industrial REITs - 0.0%
Industrial Logistics Properties Trust	54,376	301,243
Lineage Inc (b)	137,632	4,929,978
		5,231,221
Real Estate Management & Development - 0.2%
Alset Inc (c)	32,998	90,415
Altisource Portfolio Solutions SA (b)(c)	10,838	104,479
Altisource Portfolio Solutions SA warrants 4/2/2029 (c)	33,046	13,879
Altisource Portfolio Solutions SA warrants 4/30/2032 (c)	33,046	16,523
Comstock Holding Cos Inc Class A (c)	5,745	78,419
CoStar Group Inc (c)	257,236	17,697,837
eXp World Holdings Inc (b)	98,278	1,115,455
Fathom Holdings Inc (c)	4,444	5,733
FRP Holdings Inc (c)	12,485	291,025
Gyrodyne LLC (c)	1,512	14,364
InterGroup Corp/The (b)(c)	986	29,541
Linkhome Holdings Inc (b)(c)	9,924	124,149
Newmark Group Inc Class A	99,302	1,725,869
Opendoor Technologies Inc Class A (c)	447,537	3,446,036
Opendoor Technologies Inc warrants 11/20/2026 (b)(c)	14,917	28,491
Opendoor Technologies Inc warrants 11/20/2026 (b)(c)	14,917	17,900
Opendoor Technologies Inc warrants 11/20/2026 (b)(c)	14,917	14,514
Real Messenger Corp (c)	150	299
RMR Group Inc/The Class A	9,944	151,646
Star Holdings (b)(c)	27,660	221,280
Stratus Properties Inc (c)	5,346	118,414
Zillow Group Inc Class A (c)	38,137	2,759,212
Zillow Group Inc Class C (c)	105,595	7,854,156
		35,919,636
Retail REITs - 0.0%
Phillips Edison & Co Inc	78,945	2,802,548
Regency Centers Corp	111,384	7,926,085
		10,728,633
Specialized REITs - 0.4%
Equinix Inc	59,296	44,668,271
Fermi Inc (b)	359,035	5,920,487
Gaming and Leisure Properties Inc	175,133	7,623,539
Gladstone Land Corp	13,743	127,947
Global Self Storage Inc	5,948	30,692
Lamar Advertising Co Class A	53,147	7,036,131
PotlatchDeltic Corp	48,326	1,944,638
SBA Communications Corp Class A	65,399	12,705,065
		80,056,770
TOTAL REAL ESTATE		143,503,297

Utilities - 0.9%
Electric Utilities - 0.9%
Alliant Energy Corp	154,843	10,756,943
American Electric Power Co Inc	324,036	40,105,936
Constellation Energy Corp	189,065	68,887,724
Evergy Inc (b)	136,102	10,568,320
Exelon Corp	614,451	28,952,931
MGE Energy Inc	22,543	1,867,011
Otter Tail Corp (b)	24,891	2,046,040
Xcel Energy Inc	358,992	29,476,833
		192,661,738
Gas Utilities - 0.0%
RGC Resources Inc (b)	6,291	141,925
Independent Power and Renewable Electricity Producers - 0.0%
AleAnna Inc Class A (b)	3,633	11,117
Hallador Energy Co (b)(c)	27,667	564,130
Montauk Renewables Inc (c)	88,120	143,636
Talen Energy Corp (c)	27,415	10,808,912
		11,527,795
Multi-Utilities - 0.0%
Northwestern Energy Group Inc	36,776	2,540,854
Water Utilities - 0.0%
Artesian Resources Corp Class A	6,230	196,245
Cadiz Inc (b)(c)	44,782	249,436
Consolidated Water Co Ltd	10,827	370,608
Global Water Resources Inc	16,108	138,045
H2O America	20,960	973,173
Middlesex Water Co	12,979	665,952
Pure Cycle Corp (c)	16,404	186,678
York Water Co/The	10,001	326,333
		3,106,470
TOTAL UTILITIES		209,978,782

TOTAL UNITED STATES		22,374,469,879
URUGUAY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Dlocal Ltd/Uruguay Class A	86,298	1,159,845
VIETNAM - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Vinfast Auto Ltd (b)(c)	1,303,256	4,222,549
TOTAL COMMON STOCKS (Cost $6,581,000,704)		23,202,043,398

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
MARSHALL ISLANDS REPUBLIC OF - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Imperial Petroleum Inc 8.75%	816	21,028
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
FAT Brands Inc Series B, 8.25%	1,005	976
Financials - 0.0%
Capital Markets - 0.0%
CGrowth Capital Inc Series A (b)	8,946	33,709
Health Care - 0.0%
Health Care Technology - 0.0%
iCoreConnect Inc 12% (b)(c)(e)	1,128	384
Pharmaceuticals - 0.0%
Nutriband Inc non-voting shares (e)	2,059	0
TOTAL HEALTH CARE		384

Information Technology - 0.0%
Communications Equipment - 0.0%
ClearOne Inc Class A (e)	1,275	0
Software - 0.0%
SRAX Inc (c)(e)	9,776	0
TOTAL INFORMATION TECHNOLOGY		0

TOTAL UNITED STATES		35,069
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $33,118)		56,097

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (i) (Cost $2,973,024)	3.82	2,996,000	2,973,550

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.02	44,878,637	44,887,612
Fidelity Securities Lending Cash Central Fund (j)(g)	4.02	700,820,438	700,890,520
TOTAL MONEY MARKET FUNDS (Cost $745,778,132)			745,778,132

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $7,329,784,978)	23,950,851,177
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(691,281,765)
NET ASSETS - 100.0%	23,259,569,412

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Nasdaq 100 Index Contracts (United States)	115	12/19/2025	58,608,600	2,364,223	2,364,223

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Level 3 security.
(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $819,951 or 0.0% of net assets.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,973,550.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,505,173	961,885,939	938,503,778	2,116,571	278	-	44,887,612	44,878,637	0.1%
Fidelity Securities Lending Cash Central Fund	307,397,049	3,243,655,897	2,850,156,956	37,077,541	(5,470)	-	700,890,520	700,820,438	2.4%
Total	328,902,222	4,205,541,836	3,788,660,734	39,194,112	(5,192)	-	745,778,132

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of November 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	3,800,258,198	3,796,514,321	-	3,743,877
Consumer Discretionary	3,149,500,791	3,149,090,991	-	409,800
Consumer Staples	649,418,667	649,306,848	-	111,819
Energy	115,157,359	115,157,359	-	-
Financials	845,063,015	844,150,060	-	912,955
Health Care	1,379,461,669	1,379,338,284	13,894	109,491
Industrials	811,742,123	811,742,118	-	5
Information Technology	11,909,349,841	11,909,345,420	-	4,421
Materials	174,790,800	174,790,800	-	-
Real Estate	153,041,288	153,041,288	-	-
Utilities	214,259,647	214,259,647	-	-

Non-Convertible Preferred Stocks
Consumer Discretionary	976	976	-	-
Energy	21,028	21,028	-	-
Financials	33,709	33,709	-	-
Health Care	384	-	-	384
Information Technology	-	-	-	-

U.S. Treasury Obligations	2,973,550	-	2,973,550	-

Money Market Funds	745,778,132	745,778,132	-	-
Total Investments in Securities:	23,950,851,177	23,942,570,981	2,987,444	5,292,752
Derivative Instruments:

Assets
Futures Contracts	2,364,223	2,364,223	-	-
Total Assets	2,364,223	2,364,223	-	-
Total Derivative Instruments:	2,364,223	2,364,223	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of November 30, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,364,223	-
Total Equity Risk	2,364,223	-
Total Value of Derivatives	2,364,223	-

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of November 30, 2025
Assets
Investment in securities, at value (including securities loaned of $859,027,321) - See accompanying schedule:
Unaffiliated issuers (cost $6,584,006,846)	$23,205,073,045
Fidelity Central Funds (cost $745,778,132)	745,778,132

Total Investment in Securities (cost $7,329,784,978)		$23,950,851,177
Segregated cash with brokers for derivative instruments		673,904
Foreign currency held at value (cost $54,545)		55,143
Receivable for investments sold		141,250
Receivable for fund shares sold		9,098,677
Dividends receivable		10,989,525
Distributions receivable from Fidelity Central Funds		2,149,324
Receivable for daily variation margin on futures contracts		393,574
Prepaid expenses		19,010
Receivable from investment adviser for expense reductions		112,025
Other receivables		378,839
Total assets		23,974,862,448
Liabilities
Payable to custodian bank	$2,869
Payable for investments purchased on a delayed delivery basis	10,520
Payable for fund shares redeemed	8,378,585
Accrued management fee	5,537,965
Other payables and accrued expenses	542,741
Collateral on securities loaned	700,820,356
Total liabilities		715,293,036
Net Assets		$23,259,569,412
Net Assets consist of:
Paid in capital		$6,886,167,270
Total accumulated earnings (loss)		16,373,402,142
Net Assets		$23,259,569,412
Net Asset Value, offering price and redemption price per share ($23,259,569,412 ÷ 78,091,840 shares)		$297.85
Statement of Operations
Year ended November 30, 2025
Investment Income
Dividends		$132,272,860
Interest		173,439
Income from Fidelity Central Funds (including $37,077,541 from security lending)		39,194,112
Total income		171,640,411
Expenses
Management fee	$57,260,984
Custodian fees and expenses	204,884
Independent trustees' fees and expenses	75,366
Registration fees	287,498
Audit fees	109,019
Legal	40,228
Interest	817
Miscellaneous	66,897
Total expenses before reductions	58,045,693
Expense reductions	(728,345)
Total expenses after reductions		57,317,348
Net Investment income (loss)		114,323,063
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(46,368,836)
Fidelity Central Funds	(5,192)
Foreign currency transactions	(3,937)
Futures contracts	15,077,993
Total net realized gain (loss)		(31,299,972)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,082,380,894
Assets and liabilities in foreign currencies	5,426
Futures contracts	656,493
Total change in net unrealized appreciation (depreciation)		4,083,042,813
Net gain (loss)		4,051,742,841
Net increase (decrease) in net assets resulting from operations		$4,166,065,904
Statement of Changes in Net Assets

	Year ended November 30, 2025	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$114,323,063	$104,328,050
Net realized gain (loss)	(31,299,972)	(169,031,409)
Change in net unrealized appreciation (depreciation)	4,083,042,813	4,992,244,947
Net increase (decrease) in net assets resulting from operations	4,166,065,904	4,927,541,588
Distributions to shareholders	(113,682,043)	(94,835,180)

Share transactions
Proceeds from sales of shares	3,789,896,297	2,684,825,136
Reinvestment of distributions	103,423,648	86,690,080
Cost of shares redeemed	(3,394,264,616)	(2,412,856,155)

Net increase (decrease) in net assets resulting from share transactions	499,055,329	358,659,061
Total increase (decrease) in net assets	4,551,439,190	5,191,365,469

Net Assets
Beginning of period	18,708,130,222	13,516,764,753
End of period	$23,259,569,412	$18,708,130,222

Other Information
Shares
Sold	14,755,844	12,707,250
Issued in reinvestment of distributions	407,598	454,066
Redeemed	(13,460,842)	(11,330,577)
Net increase (decrease)	1,702,600	1,830,739

Financial Highlights
Fidelity® Nasdaq Composite Index® Fund

Years ended November 30,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$244.91	$181.29	$145.73	$196.19	$154.09
Income from Investment Operations
Net investment income (loss) A,B	1.49	1.37	1.26	1.16	1.00
Net realized and unrealized gain (loss)	52.93	63.52	35.46	(50.70)	42.19
Total from investment operations	54.42	64.89	36.72	(49.54)	43.19
Distributions from net investment income	(1.48)	(1.27)	(1.16)	(.92)	(1.09)
Total distributions	(1.48)	(1.27)	(1.16)	(.92)	(1.09)
Net asset value, end of period	$297.85	$244.91	$181.29	$145.73	$196.19
Total Return C	22.33%	35.99%	25.51%	(25.37)%	28.18%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.29%	.32%	.34%	.36%	.35%
Expenses net of fee waivers, if any	.29%	.29%	.28%	.31%	.29%
Expenses net of all reductions, if any	.29%	.29%	.28%	.31%	.29%
Net investment income (loss)	.58%	.64%	.78%	.73%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$23,259,569	$18,708,130	$13,516,765	$10,662,796	$14,077,919
Portfolio turnover rate F	4%	2%	5%	4%	7%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended November 30, 2025

1. Organization.
Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Nasdaq Composite Index Fund	$378,828

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), Partnerships, deferred Trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$17,057,093,112
Gross unrealized depreciation	(486,541,835)
Net unrealized appreciation (depreciation)	$16,570,551,277
Tax Cost	$7,380,299,900

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$109,038,544
Capital loss carryforward	$(304,963,479)
Net unrealized appreciation (depreciation) on securities and other investments	$16,569,715,479

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(81,458,117)
Long-term	(223,505,362)
Total capital loss carryforward	$(304,963,479)

The tax character of distributions paid was as follows:

	November 30, 2025	November 30, 2024
Ordinary Income	$113,682,043	$ 94,835,180

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Nasdaq Composite Index Fund	1,420,118,004	864,664,157
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month based on an annual rate .29% of each class's average net assets. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding.

Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Nasdaq Composite Index Fund	Borrower	6,392,000	4.60%	817

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Nasdaq Composite Index Fund	5,939,771	30,323,430	(4,472,816)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Nasdaq Composite Index Fund	25,549
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Nasdaq Composite Index Fund	3,797,227	261,972	6,036,991

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Nasdaq Composite Index Fund	171,870,838
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .29% of average net assets. This reimbursement will remain in place through March 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $712,934.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $15,411.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Concord Street Trust and the Shareholders of Fidelity NASDAQ Composite Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity NASDAQ Composite Index Fund (the "Fund"), a fund of Fidelity Concord Street Trust, including the schedule of investments, as of November 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
January 13, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.33% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $1,812,965of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 91% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 97.82% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 1.39% of the dividends distributed during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.795539.122
EIF-ANN-0126

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	January 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	January 22, 2026